Aetna Variable Annuity Funds

                                   BUILD FOR
                               RETIREMENT. MANAGE
                                 FOR LIFE.(SM)


                                      1998
                                  Semi-Annual
                                     Report


                         Variable Funds offered through
                your Aetna Variable Annuity and Life Contracts.




                                                         [Aetna Logo]
SA.INDEX-98(6/98)                                      Retirement Services(R)

-------------------------------------------------------------------------------
Table of Contents
-------------------------------------------------------------------------------

President's Letter............................................     1

Index Plus Portfolios:

Investment Review.............................................     2

Portfolios of Investments:

  Aetna Index Plus Bond VP....................................    11

  Aetna Index Plus Large Cap VP...............................    13

  Aetna Index Plus Mid Cap VP.................................    19

  Aetna Index Plus Small Cap VP...............................    23

Statements of Assets and Liabilities..........................    28

Statements of Operations......................................    30

Statements of Changes in Net Assets...........................    32

Notes to Financial Statements.................................    36

Financial Highlights..........................................    41

Generation Portfolios:

Investment Review.............................................    45

Portfolios of Investments:

  Aetna Ascent VP.............................................    50

  Aetna Crossroads VP.........................................    57

  Aetna Legacy VP.............................................    65

Statements of Assets and Liabilities..........................    73

Statements of Operations......................................    74

Statements of Changes in Net Assets...........................    75

Notes to Financial Statements.................................    78

Financial Highlights..........................................    86

                               President's Letter


Dear Valued Client,

Thank you for investing in Aetna variable funds. We are pleased to bring you this semi-annual report on the funds you have chosen to help you along the road to your investment goals.

The first half of 1998 proved to be very good for the U.S. economy. It might be said to have had everything going for it. Interest rates were low. Inflation was barely detectable. The federal budget deficit disappeared. The portion of the U.S. population with jobs stood at an all-time high, while unemployment was at its lowest rate in 28 years. Wages continued to grow, and consumer confidence soared. All of these factors combined to allow the U.S. stock market to continue its climb, despite ongoing economic problems in Asia, a dramatic increase in the U.S. trade deficit, and a deceleration in corporate earnings.

The past six months proved to be an exciting and productive period at Aeltus Investment Management, Inc., adviser to the Aetna variable funds, as well:

[arrow] Six new Aetna variable funds were introduced in May: Aetna International
        VP, Aetna Real Estate Securities VP, Aetna High Yield VP, Aetna Index Plus Mid Cap VP, Aetna Index Plus Small Cap VP and Aetna Index Plus Bond VP. The addition of these six funds to the Aetna variable product line-up opens up new opportunities for investors like you to diversify their portfolios across a broader range of asset classes and investment styles.

[arrow] Also in May, the names of eleven existing Aetna variable funds were changed to make it easier for investors to identify the investment styles of the funds. For example, Aetna Variable Fund is now known as Aetna Growth and Income VP.

[arrow] Aetna International VP and Aetna Small Company VP significantly outperformed their benchmarks, returning 21.92% and 7.13% respectively, for the six-month period ending June 30, 1998.

[arrow] In February, seven new portfolios were added to the Aetna Series Fund.
        There are now nineteen funds in this family of "retail" funds, which are available through brokers.

[arrow] Investors have increasingly greater access to the Aetna Series Fund, through representatives of Aetna and Financial Network Investment Corporation (FNIC). Acquired by Aetna in July of 1997, FNIC is one of America's most respected financial planning firms - with over 2,600 independent investment representatives ready to serve Aetna clients across the country.

[arrow] Aeltus investment professionals continued to achieve media recognition.
        Followers of Louis Rukeyser's Wall $treet Week on PBS became acquainted with John Kim, Aeltus' President and Chief Investment Officer, where he remains a recurring guest panelist. Another weekly PBS program, Dollar Signs, interviewed Vincent Fioramonti, portfolio manager of Aetna International VP, and Jim Griffin, Aeltus Investment Strategist. Jim was also recently featured in Barron's, where he provided an overview of the U.S. economy as well as the world markets.

Today, Aeltus has over $48 billion in assets under management - placing it among the country's largest investment management firms. That's important for investors, because it represents the kind of size and strength that will allow us to continue refining our existing investment management services and products, adding new ones, and growing our staff to serve valued customers, like you.

Thank you for your continued confidence in the Aetna variable funds and Aeltus Investment Management, Inc.

Sincerely,

/s/ J. Scott Fox
----------------
J. Scott Fox
President

                            Aetna Index Plus Bond VP
                                   Growth of $10,000

          Annualized Total Return for the Period Ended June 30, 1998*

                                Since Inception+
                                ----------------
                                     4.08%

[graphic plot points]

                                       Dec-97                                           Jun-98
Aetna Index Plus Bond VP               10,000      10,031             10,182            10,409
Lehman Brothers Aggregate Bond Index   10,000      10,046             10,200            10,439

[graphic plot points end]


* Total Return is calculated including reinvestment of income and capital gain distributions. Past performance is no guarantee of future results. Performance does not take into account any separate account charges imposed by Aetna.

+ The Portfolio commenced investment operations on December 18, 1997.


                            Aetna Index Plus Bond VP

How did the Portfolio perform during the period?

Aetna Index Plus Bond VP (Index Plus Bond) generated a total return of 3.76%, net of fund expenses, for the six month period ended June 30, 1998. The Lehman Brothers Aggregate Bond Index(a) returned 3.93% during the same period.

What economic or financial market conditions impacted the Portfolio?

Underperformance was attributable to a very weak corporate environment during the first half of 1998. The strategy of Index Plus Bond includes a significant overweight position in corporate bonds. The corporate bond sector weakened in the fourth quarter of 1997 and continued that underperformance into 1998.

What investments influenced the Portfolio's performance over the past six months?

Corporate bonds as a whole underperformed comparable duration Treasuries by 0.25% during the first half of 1998. Performance of the corporate sector was negatively impacted by the significant supply of new issues as well as overall spread widening due to the weakness in Asia. The industrial sector was the worst performing sub-sector of the market with 0.56% of underperformance. The finance sector was the best performing sub-sector, outperforming comparable duration Treasuries by 0.22%. By rating category, BBB-rated bonds underperformed A-rated bonds by 0.70% during the first half of 1998.

What is your outlook going forward?

Looking forward, the balance between positive and negative forces should keep interest rates within a fairly narrow trading range which should also benefit corporate bonds. Absent another Asian crisis and/or a sharp sell-off in the U.S. equity market, investor demand for corporate bonds is likely to increase in an environment characterized by steady economic growth and stable monetary policy.



2      See Definition of Indices.

-------------------------------------------------------------
Quality Ratings                                % of Portfolio
-------------------------------------------------------------
 AAA                                                 54.4%
 AA                                                   1.8%
 A                                                   24.7%
 BBB                                                 17.4%
 BB                                                   1.7%

-------------------------------------------------------------
Maturity Distribution                          % of Portfolio
-------------------------------------------------------------
  0- 1  years                                         4.3%
  1- 5  years                                        34.3%
  5- 10 years                                        14.1%
 10- 20 years                                        19.7%
 20  +  years                                        27.6%

                          Aetna Index Plus Large Cap VP
                                      Growth of $10,000

Average Annual Total Returns for the Period Ended
             June 30, 1998*

1 Year            Since Inception+
------            ----------------
31.24%                36.44%


[graphic plot points]

                                         Sep-96                                                                        Jun-98
Aetna Variable Index Plus Large Cap VP   10,000    10,069    10,964    11,246   13,272    14,285    14,680    16,759   17,420
S&P 500 Index                            10,000    10,107    10,834    11,124   13,067    14,045    14,448    16,464   17,007

[graphic plot points end]

* Total Return is calculated including reinvestment of income and capital gain distributions. Past performance is no guarantee of future results. Performance does not take into account any separate account charges imposed by Aetna.

+ The Portfolio commenced investment operations on September 16, 1996.


                          Aetna Index Plus Large Cap VP

How did the Portfolio perform during the period?

Aetna Index Plus Large Cap VP (Index Plus Large Cap) generated a total return of 18.66%, net of fund expenses, for the six month period ended June 30, 1998. The Standard & Poor's (S&P) 500 Index(b) returned 17.71% for the same period. When compared against the Morningstar, Inc. universe of variable annuity large blend funds, the Portfolio ranked in the top 13% (out of 613 funds) for the one year period ended June 30, 1998.

What economic or financial market conditions impacted the Portfolio?

One of the principal features of the equity market over the last six months (and over the preceding three years as well) has been the superior performance of the very largest stocks. This is most clearly illustrated by the relative performance of the S&P 500 Index (+17.71%) compared to the small cap Russell 2000 Index(e) (+4.93%), but it was also apparent within the S&P 500 as well, as only the biggest stocks in the index outperformed the index itself. The Portfolio benefited from this effect because the model used to evaluate the stocks in the S&P 500 rated the larger issues more favorably and consequently overweighted them in the Portfolio. It should be noted that these issues were not favored because they were large per se, but because they generally scored well on attributes such as low price to earnings, relative performance and earnings momentum, all of which are important determinants in predicting which stocks are likely to do well.

What investments influenced the Portfolio's performance over the past six months?

The Portfolio was overweight in retail stocks (relative to the S&P 500) for the entire period. This worked to the advantage of the Portfolio as these stocks outperformed the index by a substantial margin during the first six months. Also working to the benefit of the Portfolio was an underweighting in the raw materials sector which was a big underperforming sector during the period. Detracting from the Portfolio's performance was an underweighting in technology, a sector that has done quite well.

What is your outlook going forward?

At the end of last year, we expressed the view that what is going on in East Asia is a big deal, especially when it is taken together with the collapse in commodity prices, demographic trends that argue for more saving and less consumption, likely margin squeezes on the profits of U.S. corporations as a result of low inflation or perhaps even deflation, and the year 2000 computer program problem which is likely to adversely affect spending on new computer hardware over the course of the next two years. All of this suggests that the stock market will be much less ebullient over the course of the next year relative to the last three and that cyclically exposed issues may fare poorly.

4      See Definition of Indices.

So far the expectations that cyclical issues would fare poorly, that U.S. corporations would experience margin squeezes and even that the year 2000 problem might adversely effect spending on new computer hardware, have held up rather well. Equities, however, in the absence of a hostile Federal Reserve, have chosen to roar ahead, proving wrong the conclusion that called for a "less ebullient" stock market. It's a tough business where you get the premises right and the forecast wrong.

Perhaps in light of the first half forecast, the best action to take is an agnostic view, something more along these lines: it doesn't matter what the outlook is because the Portfolio is always fully invested in S&P 500 stocks, overweighting those with favorable prospects, underweighting those with a poor outlook and market weighting those where the outlook is indifferent. This approach has worked well for us in the past and we expect it to continue to serve us well in the future.



Portfolio Sector Breakdown:

---------------------------------------------------------------------------------------------
                                                    % of             % of        Over/(Under)
Sector                                           Portfolio          S&P 500        Weighting
---------------------------------------------------------------------------------------------
Basic Materials                                     3.0%              5.2%           (2.2)%
Commercial Services                                 1.7%              2.3%           (0.6)%
Consumer Discretionary                             12.6%             14.5%           (1.9)%
Consumer Non-Discretionary                          9.5%             10.2%           (0.7)%
Energy                                              6.0%              8.1%           (2.1)%
Finance                                            20.6%             14.3%            6.3 %
Healthcare                                         13.5%             10.9%            2.6 %
Manufacturing                                      11.2%             10.2%            1.0 %
Technology                                          9.8%             13.0%           (3.2)%
Utilities                                          12.1%             11.3%            0.8 %

----------------------------------------------------------
Top Ten Equity Holdings                     % of Portfolio
----------------------------------------------------------
General Electric Co.                             3.2%
Microsoft Corp.                                  2.8%
Pfizer, Inc.                                     2.6%
Wal-Mart Stores, Inc.                            2.3%
Coca-Cola Co.                                    2.2%
Exxon                                            1.9%
Merck & Co., Inc.                                1.7%
AT&T Corp.                                       1.7%
Proctor and Gamble                               1.3%
Schering Plough                                  1.3%

                          Aetna Index Plus Mid Cap VP
                                    Growth of $10,000

                  Annualized Total Return for the Period Ended
                                 June 30, 1998*

                                Since Inception+
                                ----------------
                                     13.38%

[graphic plot points]

                               Dec-97                        June-98
Aetna Index Plus Mid Cap VP    10,000    10,348    11,459    11,339
S&P Midcap 400 Index           10,000    10,390    11,535    11,288

[end graphic plot points]

* Total Return is calculated including reinvestment of income and capital gain distributions. Past performance is no guarantee of future results. Performance does not take into account any separate account charges imposed by Aetna.

+ The Portfolio commenced investment operations on December 16, 1997.


                           Aetna Index Plus Mid Cap VP

How did the Portfolio perform during the period?

Aetna Index Plus Mid Cap VP (Index Plus Mid Cap) generated a total return of 9.57%, net of fund expenses, for the six month period ended June 30, 1998. The Standard & Poor's (S&P) Midcap 400 Index(c) returned 8.64% during the same period.

What economic or financial market conditions impacted the Portfolio?

One of the principal features of the equity market over the last six months (and over the preceding three years as well) has been the superior performance of the very largest stocks. This is most clearly illustrated by the relative performance of the S&P 500 Index(b) (+17.71%) compared to the small cap Russell 2000 Index(e) (+4.93%), but it was also apparent within the S&P 500 as well, as only the biggest stocks in the index outperformed the index itself. The Portfolio, because it invests only in stocks that are in the S&P Midcap 400, was adversely affected in terms of its performance relative to the large cap S&P 500 but, as noted above, performed well relative to the performance of the S&P Midcap 400 itself.

What investments influenced the Portfolio's performance over the past six months?

The Portfolio was overweight in transportation stocks (relative to the S&P Midcap 400) for the period. This worked to the benefit of the Portfolio as these stocks outperformed the index by a substantial margin during the first six months. Also working to the benefit of the Portfolio was an underweighting in the energy sector which was a big underperforming sector during the period. Detracting from the Portfolio's performance was an overweighting in finance, a sector that performed poorly.

What is your outlook going forward?

At the end of last year, we expressed the view that what is going on in East Asia is a big deal, especially when it is taken together with the collapse in commodity prices, demographic trends that argue for more saving and less consumption, likely margin squeezes on the profits of U.S. corporations as a result of low inflation or perhaps even deflation, and the year 2000 computer program problem which is likely to adversely affect spending on new computer hardware over the course of the next two years. All of this suggests that the stock market will be much less ebullient over the course of the next year relative to the last three and that cyclically exposed issues may fare poorly.

So far the expectations that cyclical issues would fare poorly, that U.S. corporations would experience margin squeezes and even that the year 2000 problem might adversely effect spending on new computer hardware, have held up rather well. Equities, however, in the absence of a hostile Federal Reserve, have chosen to roar ahead, proving wrong the conclusion above that called for a "less ebullient" stock market. It's a tough business where you get the premises right and the forecast wrong.

6      See Definition of Indices.

Perhaps in light of the first half forecast, the best action to take is an agnostic view, something more along these lines: it doesn't matter what the outlook is because the Portfolio is always fully invested in S&P Midcap 400 stocks, overweighting those with favorable prospects, underweighting those with a poor outlook and market weighting those where the outlook is indifferent. This approach has worked well for us in the past and we expect it to continue to serve us well in the future.


Portfolio Sector Breakdown:

-----------------------------------------------------------------------------------------------
                                                   % of             % of           Over/(Under)
Sector                                           Portfolio     S&P Midcap 400        Weighting
-----------------------------------------------------------------------------------------------
Basic Materials                                     5.5%              6.7%              (1.2)%
Commercial Services                                 8.6%              6.7%               1.9 %
Consumer Discretionary                             13.8%             16.6%              (2.8)%
Consumer Non-Discretionary                          3.7%              4.8%              (1.1)%
Energy                                              5.8%              8.1%              (2.3)%
Finance                                            22.0%             13.1%               8.9 %
Healthcare                                          7.4%              9.7%              (2.3)%
Manufacturing                                      10.0%              9.7%               0.3 %
Technology                                         10.4%             13.4%              (3.0)%
Utilities                                          12.8%             11.2%               1.6 %

----------------------------------------------------------
Top Ten Equity Holdings                     % of Portfolio
----------------------------------------------------------
America Online, Inc.                             2.1%
Coca-Cola Enterprises, Inc.                      1.6%
Capital One Financial Corp.                      1.6%
SouthTrust Corp.                                 1.3%
Cadence Design Systems, Inc.                     1.3%
Bear Stearns Co., Inc.                           1.2%
Kansas City Southern Industries, Inc.            1.1%
USA Waste Services, Inc.                         1.1%
Crestar Financial Corp.                          1.1%
Marshall & Ilsley Corp.                          1.1%

                          Aetna Index Plus Small Cap VP
                                      Growth of $10,000

                  Annualized Total Return for the Period Ended
                                 June 30, 1998*

                                Since Inception+
                                ----------------
                                      9.01%

[graphic plot points]

                                 Dec-97                        June-98
Aetna Index Plus Small Cap VP    10,000    10,430    11,441    10,901
S&P Smallcap 600 Index           10,000    10,403    11,555    11,040

[end graphic plot points]

* Total Return is calculated including reinvestment of income and capital gain distributions. Past performance is no guarantee of future results. Performance does not take into account any separate account charges imposed by Aetna.

+ The Portfolio commenced investment operations on December 19, 1997.

                          Aetna Index Plus Small Cap VP

How did the Portfolio perform during the period?

Aetna Index Plus Small Cap VP (Index Plus Small Cap) generated a total return of 4.51%, net of fund expenses, for the six month period ended June 30, 1998. The Standard & Poor's (S&P) Smallcap 600 Index(d) returned 6.12% for the same period.

What economic or financial market conditions impacted the Portfolio?

One of the principal features of the equity market over the last six months (and over the preceding three years as well) has been the superior performance of the very largest stocks. This is most clearly illustrated by the relative performance of the S&P 500 Index(b) (+17.71%) compared to the small cap Russell 2000 Index(e) (+4.93%), but it was also apparent within the S&P 500 as well, as only the biggest stocks in the index outperformed the index itself. The Portfolio, because it invests only in stocks that are in the S&P Smallcap 600, was adversely affected in terms of its performance relative to the large cap S&P 500.

What investments influenced the Portfolio's performance over the past six months?

The Portfolio was overweight in consumer non-durable stocks (relative to the S&P Smallcap 600) for the period. This worked to the detriment of the Portfolio as this group underperformed the S&P Smallcap 600 by a substantial margin. Helping to offset the drag from underweighting the consumer non-durables was an overweighting in financial stocks which did well over the period.

What is your outlook going forward?

At the end of last year, we expressed the view that what was going on in East Asia was a big deal, especially when taken together with the collapse in commodity prices, demographic trends that argued for more saving and less consumption, likely margin squeezes on the profits of U.S. corporations, and the year 2000 computer program problem which was likely to adversely affect spending on new computer hardware. All of this suggested that the stock market would be much less ebullient over the course of the next year that cyclically exposed issues might fare poorly.

So far the expectations that cyclical issues would fare poorly, that U.S. corporations would experience margin squeezes and even that the year 2000 problem might adversely effect spending on new computer hardware, have held up rather well. Equities, however, in the absence of a hostile Federal Reserve, have chosen to roar ahead, proving wrong the conclusion above that called for a "less ebullient" stock market. It's a tough business where you get the premises right and the forecast wrong.

8      See Definition of Indices.

Perhaps in light of the first half forecast, the best action to take is an agnostic view, something more along these lines: it doesn't matter what the outlook is because the Portfolio is always fully invested in S&P Smallcap 600 stocks, overweighting those with favorable prospects, underweighting those with a poor outlook and market weighting those where the outlook is indifferent. Despite the disappointing result in the first half, on balance this approach has worked well for us in the past and we expect it to continue to serve us well in the future.



Portfolio Sector Breakdown:

------------------------------------------------------------------------------------------------
                                                   % of             % of            Over/(Under)
Sector                                          Portfolio     S&P Smallcap 600        Weighting
------------------------------------------------------------------------------------------------
Basic Materials                                     3.1%              4.4%              (1.3)%
Commercial Services                                 8.8%              7.4%               1.4 %
Consumer Discretionary                             23.3%             22.9%               0.4 %
Consumer Non-Discretionary                          3.5%              2.7%               0.8 %
Energy                                              3.9%              6.8%              (2.9)%
Finance                                            22.5%             11.6%              10.9 %
Healthcare                                          7.9%             11.8%              (3.9)%
Manufacturing                                      13.4%             12.2%               1.2 %
Technology                                         11.0%             16.6%              (5.6)%
Utilities                                           2.6%              3.6%              (1.0)%

----------------------------------------------------------
Top Ten Equity Holdings                     % of Portfolio
----------------------------------------------------------
Platinum Technology, Inc.                        1.1%
Safeskin Corp.                                   1.1%
Protective Life Corp.                            1.0%
Comair Holdings, Inc.                            1.0%
Ross Stores, Inc.                                1.0%
CCB Financial Corp.                              1.0%
CKE Restaurants, Inc.                            0.9%
Centura Banks, Inc.                              0.9%
Fremont General Corp.                            0.8%
Medimmune, Inc.                                  0.8%

Definition of Indices

(a) The Lehman Brothers Aggregate Bond Index is an unmanaged index of corporate, government and mortgage bonds.

(b) The Standard & Poor's (S&P) 500 Index is a value-weighted, unmanaged index of 500 widely held stocks that assumes the reinvestment of all dividends and is considered to be representative of the stock market in general.

(c) The Standard & Poor's (S&P) Midcap 400 Index is a value-weighted, unmanaged index of 400 common stocks that assumes the reinvestment of all dividends.

(d) The Standard & Poor's (S&P) Smallcap 600 Index is a value-weighted, unmanaged index of 600 common stocks that assumes the reinvestment of all dividends.

(e) The Russell 2000 Index consists of the smallest 2000 companies in the Russell 3000 Index and represents approximately 11% of the Russell 3000 total market capitalization. The 3000 largest U.S. companies by market capitalization, representing nearly 98% of the U.S. equity market, comprise the Russell 3000 Index. Both indices assume reinvestment of all dividends and are unmanaged.

Index Plus Portfolios
Portfolio of Investments - June 30, 1998 (Unaudited)
Index Plus Bond
===============================================================================


                                        Principal       Market
                                         Amount         Value
                                        ---------     -----------
LONG-TERM BONDS AND NOTES (94.4%)
U.S. Government and Agency Obligations (51.4%)
Agency Mortgage-Backed Securities (26.8%)
Federal Home Loan Mortgage Corp.,
  7.00%, 05/01/28...................... $150,000      $ 152,436
Federal Home Loan Mortgage Corp.,
  9.00%, 07/01/16......................    6,644          7,030
Federal Home Loan Mortgage Corp.,
  9.00%, 09/01/16......................  139,449        147,555
Federal National Mortgage Association,
  6.00%, 12/01/12......................  127,567        126,371
Federal National Mortgage Association,
  7.50%, 12/01/27......................  592,927        608,302
Federal National Mortgage Association,
  7.50%, 04/01/28......................  131,159        134,683
Federal National Mortgage Association
  - Conventional, 6.50%, 12/01/12......  776,734        782,071
Federal National Mortgage Asscociation
  - Gold, 6.50%, 12/01/27..............  985,654        983,490
Government National Mortgage
  Association, 7.00%, 03/15/27.........  336,664        342,347
Government National Mortgage
  Association, 7.00%, 05/15/28.........   74,939         76,204
Government National Mortgage
  Association, 7.50%, 10/15/22.........   75,151         77,288
Government National Mortgage
  Association, 8.00%, 04/15/17.........  136,682        141,766
Government National Mortgage
  Association, 8.00%, 05/15/17.........  266,244        276,144
Government National Mortgage
  Association, 8.00%, 07/15/17.........   30,437         31,569
Government National Mortgage
  Association, 8.00%, 08/15/17.........   23,360         24,229
Government National Mortgage
  Association, 9.50%, 08/15/21.........  251,331        271,673
                                                      ----------
                                                      4,183,158
                                                      ----------

U.S. Treasuries (24.6%)
U.S. Treasury Bond, 6.13%, 08/15/07....  525,000        546,329
U.S. Treasury Bond, 6.38%, 01/15/00....  400,000        405,001
U.S. Treasury Bond, 6.75%, 08/15/26....  320,000        366,449
U.S. Treasury Bond, 7.25%, 05/15/16....  690,000        808,592
U.S. Treasury Bond, 8.13%, 05/15/21....  550,000        716,288
U.S. Treasury Note, 5.75%, 08/15/03....  175,000        176,913
U.S. Treasury Note, 6.50%, 08/15/05....  775,000        817,986
                                                      ----------
                                                      3,837,558
                                                      ----------
Total U.S. Government and Agency
  Obligations (cost $7,912,706)                       8,020,716
                                                      ----------
Corporate Bonds (43.0%)
Electric and Telephone Bonds (3.3%)
Airtouch Communications, 7.125%,
  07/15/01.............................  250,000        256,465
Puget Sound Energy, Inc., 7.02%,
  12/01/27.............................  250,000        256,925
                                                      ----------
                                                        513,390
                                                      ----------

                                        Principal       Market
                                         Amount         Value
                                        ---------     -----------
Corporate Bonds (continued)

Financial Bonds (22.4%)
Associates Corp. N.A., 6.875%, 11/15/08 $200,000      $ 208,644
Capital One Bank, 6.83%, 05/17/99......  385,000        387,707
Chase Manhatten Corp., 7.125%, 06/15/09  200,000        211,125
First Maryland Bancorp, 8.375%,
  05/15/02.............................  300,000        321,835
Ford Motor Credit Co., 5.75%, 01/25/01.  250,000        248,515
General Motors Acceptance Corp.,
  7.375%, 04/15/99.....................  350,000        353,819
Homeside Lending, 6.86%, 07/02/01......  250,000        255,783
Ikon Capital Resources, 6.52%, 10/29/99  375,000        378,053
International Lease Finance Corp.,
  6.375%, 01/18/00.....................  300,000        301,883
Paine Webber Group, Inc., 9.18%,
  03/12/99.............................  300,000        306,294
Salomon Smith Barney Holdings, 6.625%,
  11/15/03.............................  250,000        254,767
Travelers Group, Inc., 7.875%, 05/15/25  225,000        260,845
                                                      ----------
                                                      3,489,270
                                                      ----------

Foreign and Supranationals (1.6%)
Panama (Republic of), 7.875%, 02/13/02++ 250,000        245,625
                                                      ----------

Foreign Bonds (5.3%)
Celulosa Arauco Constitution, 7.50%,
  09/15/17.............................   50,000         46,545
Cia. Transporte Energia, 8.625%,
  04/01/03++............................ 250,000        243,423
Quebec Province, 7.50%, 07/15/02.......  300,000        315,861
Santander Finance Issuances, 6.375%,
  02/15/11.............................  225,000        220,331
                                                      ----------
                                                        826,160
                                                      ----------

Other Public Corporate Bonds (10.4%)
Conrail, 9.75%, 06/01/00...............  130,000        138,433
Crown Cork & Seal, 6.75%, 04/15/03.....  300,000        305,334
Dayton Hudson Co., 6.625%, 03/01/03....  175,000        178,372
Dayton Hudson Co., 9.75%, 07/01/02.....  100,000        112,744
Federated Department Stores, 8.125%,
  10/15/02.............................  200,000        213,709
Lockheed Martin Corp., 7.25%, 05/15/06.  210,000        223,139
Royal Caribbean, 8.25%, 04/01/05.......  140,000        151,644
Sears Roebuck Acceptance, 7.05%,
  09/17/01.............................  300,000        308,823
                                                      ----------
                                                      1,632,198
                                                      ----------
Total Corporate Bonds (cost $6,676,439)               6,706,643
                                                      ----------
Total Long-Term Bonds and Notes (cost $14,589,145)   14,727,359
                                                      ----------

SHORT-TERM INVESTMENTS (4.2%)
Federal Home Loan Mortgage Corp.,
  5.60%, 07/01/98......................  661,000        661,000
                                                      ----------
Total Short-Term Investments (cost $661,000)            661,000
                                                      ----------
TOTAL INVESTMENTS (cost $15,250,145)(a)              15,388,359

Other assets less liabilities                           213,514
                                                      ==========
Total Net Assets                                    $15,601,873
                                                      ==========


See Notes to Portfolio of Investments.

Index Plus Portfolios
Portfolio of Investments - June 30, 1998 (Unaudited)
Index Plus Bond (continued)
===============================================================================


Notes to Portfolio of Investments


(a) The cost of investments for federal income tax purposes is identical. Unrealized gains and losses based on identified tax cost at June 30, 1998, are as follows:

Unrealized gains .....................                $ 155,640
Unrealized losses ....................                  (17,426)
                                                      ----------
  Net unrealized gain ................                $ 138,214
                                                      ==========

++ Securities that may be resold to "qualified institutional buyers" under Rule
   144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.

Category percentages are based on net assets.





12     See Notes to Financial Statements.

Index Plus Portfolios
Portfolio of Investments - June 30, 1998 (Unaudited)
Index Plus Large Cap
===============================================================================

                                       Number of        Market
                                        Shares          Value
                                       ----------     ----------
COMMON STOCKS (96.3%)

Air Transport (0.7%)
AMR Corp. +.........................      8,600      $  715,950
Delta Air Lines, Inc................      3,900         504,075
Southwest Airlines Co...............      9,250         274,031
US Airways Group, Inc.+.............      4,400         348,700
                                                     -----------
                                                      1,842,756
                                                     -----------

Aluminum (0.2%)
Alcan Aluminum Ltd..................      6,700         185,088
Aluminum Co. of America.............      4,400         290,125
Reynolds Metals Co..................      2,200         123,063
                                                     -----------
                                                        598,276
                                                     -----------

Auto Parts and Hardware (0.3%)
Black & Decker Corp.................      2,200         134,200
Briggs & Stratton Corp..............        100           3,744
Cooper Tire & Rubber Co.............      1,200          24,750
Echlin, Inc.........................      1,500          73,594
Genuine Parts Co....................      4,100         141,706
Goodyear Tire & Rubber Co. (The)....      4,400         283,525
Snap-On, Inc........................      1,200          43,500
Stanley Works.......................      2,200          91,438
                                                     -----------
                                                        796,457
                                                     -----------

Automotive (2.4%)
Chrysler Corp.......................     20,000       1,127,500
Dana Corp...........................      4,500         240,750
Eaton Corp..........................      3,000         233,250
Ford Motor Co.......................     58,400       3,445,599
General Motors Corp.................     19,900       1,329,569
Johnson Controls, Inc...............      3,000         171,563
TRW, Inc............................      2,700         147,488
                                                     -----------
                                                      6,695,719
                                                     -----------

Banks and Thrifts (9.9%)
Ahmanson (H. F.) & Co...............      4,900         347,900
Banc One Corp.......................     21,960       1,225,643
Bank of New York Co., Inc...........     10,400         631,150
BankAmerica Corp....................     28,500       2,463,468
BankBoston Corp.....................     12,000         667,500
Bankers Trust New York Corp.........      4,900         568,706
BB&T Corp...........................      5,600         378,700
Chase Manhattan Corp................     25,600       1,932,799
Citicorp............................     14,100       2,104,424
Comerica, Inc.......................      7,550         500,188
Fifth Third Bancorp.................      8,325         524,475
First Chicago NBD Corp..............     15,100       1,338,238
First Union Corp....................     30,134       1,755,305
Fleet Financial Group, Inc..........      7,800         651,300
Golden West Financial Corp..........      2,900         308,306
Huntington Bancshares...............      6,800         227,800
J.P. Morgan & Co....................      4,900         573,913

                                       Number of        Market
                                        Shares          Value
                                       ----------     ----------
Banks and Thrifts (continued)
KeyCorp.............................     12,900      $  459,563
Mellon Bank Corp....................     13,800         960,825
Mercantile Bancorporation, Inc......      5,600         282,100
National City Corp..................      9,000         639,000
NationsBank Corp....................     28,243       2,160,589
Northern Trust Corp.................      4,900         373,625
Norwest Corp........................     30,200       1,128,725
PNC Bank Corp.......................     12,600         678,038
Republic New York Corp..............      3,600         226,575
State Street Corp...................      7,700         535,150
Summit Bancorporation...............      9,400         446,500
Suntrust Banks, Inc.................     10,100         821,256
U.S. Bancorp........................     20,949         900,807
Wachovia Corp.......................      5,800         490,100
Washington Mutual, Inc..............     15,360         667,200
Wells Fargo & Co....................      2,500         922,500
                                                     -----------
                                                     27,892,368
                                                     -----------

Biotech and Medical Products (0.8%)
Alza Corp.+.........................      2,100          90,825
Amgen, Inc. +.......................      7,300         477,238
Bausch & Lomb, Inc..................        800          40,100
Becton, Dickinson & Co..............      3,200         248,400
Biomet, Inc.+.......................      3,300         109,106
Guidant Corp........................      7,500         534,844
Mallinckrodt, Inc...................      1,900          56,406
Medtronic, Inc......................     13,500         860,625
                                                     -----------
                                                      2,417,544
                                                     -----------

Chemicals (1.6%)
Dow Chemical Co.....................      6,400         618,800
Du Pont (E.I.) de Nemours...........     45,800       3,417,824
Eastman Chemical Co.................      1,900         118,275
Hercules, Inc.......................      2,400          98,700
Rohm & Haas Co......................      1,600         166,300
                                                     -----------
                                                      4,419,899
                                                     -----------

Commercial Services (0.3%)
Cognizant Corp......................      4,100         258,300
Deluxe Corp.........................      2,000          71,625
Interpublic Group of Co., Inc.......      3,950         239,716
Omnicom Group, Inc..................      5,700         284,288
RR Donnelley & Sons Co..............      3,300         150,975
                                                     -----------
                                                      1,004,904
                                                     -----------

Computers (3.5%)
Apple Computer, Inc.+...............      5,400         154,913
Ceridian Corp. +....................      2,000         117,500
Compaq Computer Corp................     50,063       1,420,522
Computer Sciences Corp.+............      5,600         358,400
Dell Computer Corp.+................     30,400       2,821,499
Gateway 2000, Inc.+.................      4,500         227,813


     See Notes to Portfolio of Investments.                  13

Index Plus Portfolios
Portfolio of Investments - June 30, 1998 (Unaudited)
Index Plus Large Cap (continued)
===============================================================================


                                       Number of        Market
                                        Shares          Value
                                       ----------     ----------
Computers (continued)
Hewlett Packard Co..................     12,200      $  730,475
International Business
  Machines, Inc.....................     28,100       3,226,230
Sun Microsystems, Inc.+.............     11,100         482,156
Unisys Corp.+.......................     10,900         307,925
                                                     -----------
                                                      9,847,433
                                                     -----------
Conglomerate and Aerospace (4.5%)
Crane Co............................      1,650          80,128
General Dynamics Corp...............      4,800         223,200
General Electric Co.................     99,900       9,090,899
Goodrich (B.F.) Co..................      1,700          84,363
Lockheed Martin Corp................      5,346         566,008
Loews Corp..........................      5,600         487,900
National Service Industries, Inc....      1,100          55,963
Northrop Grumman Corp...............      2,600         268,125
Raytheon Co.........................      6,500         384,313
Rockwell International Corp.........      5,700         273,956
Tenneco, Inc........................      5,200         197,925
Textron, Inc........................      4,900         351,269
United Technologies Corp. ..........      6,700         619,750
                                                     -----------
                                                     12,683,799
                                                     -----------
Consumer Finance (2.0%)
Associates First Capital Corp.......     14,532       1,117,148
Countrywide Credit Industries, Inc..      4,900         248,675
Federal Home Loan Mortgage Corp.....     20,400         960,075
Federal National Mortgage
  Association.......................     41,500       2,521,124
Household International, Inc........      9,000         447,750
MBNA Corp...........................     13,350         440,550
Ryder System, Inc...................      1,100          34,719
                                                     -----------
                                                      5,770,041
                                                     -----------
Consumer Products (3.4%)
Alberto-Culver Co...................        200           5,800
American Greetings Corp.............      1,100          56,031
Avon Products, Inc..................      3,800         294,500
Bestfoods...........................      7,800         452,888
Clorox Co...........................      2,600         247,975
Colgate-Palmolive Co................      8,700         765,600
Eastman Kodak Co....................      3,900         284,944
Gillette Co.........................     32,200       1,825,337
International Flavors &
  Fragrances, Inc...................      2,600         112,938
Kimberly-Clark Corp.................      6,500         298,188
Procter & Gamble Co.................     39,900       3,633,393
Unilever NV.........................     18,800       1,484,024
                                                     -----------
                                                      9,461,618
                                                     -----------
Consumer Services (1.1%)
Cendant Corp.+......................     24,727         516,176
Darden Restaurants, Inc.............      4,200          66,675
H & R Block, Inc....................      3,500         147,438
Harrah's Entertainment, Inc.+.......      1,500          34,875

                                       Number of        Market
                                        Shares          Value
                                       ----------     ----------
Consumer Services (continued)
Hilton Hotels Corp..................      5,600      $  159,600
Marriott International, Inc.........      8,000         259,000
McDonald's Corp.....................     19,700       1,359,300
Service Corp. International.........      7,500         321,563
Tricon Global Restaurants, Inc......      3,640         115,343
                                                     -----------
                                                      2,979,970
                                                     -----------
Consumer Specialties (0.2%)
Brunswick Corp......................      3,700          91,575
Hasbro, Inc.........................      3,100         121,869
Mattel, Inc.........................      8,400         355,425
                                                     -----------
                                                        568,869
                                                     -----------
Data and Imaging Services (5.3%)
Adobe Systems, Inc..................      1,600          67,900
Autodesk, Inc.......................      1,600          61,800
Automatic Data Processing, Inc......      8,500         619,438
Cisco Systems, Inc.+................     32,400       2,982,824
Computer Associates
  International, Inc................     26,700       1,483,518
EMC/MASS Corp.+.....................     15,000         672,188
Microsoft Corp. +...................     74,600       8,084,774
Novell, Inc.+.......................     11,000         140,250
Oracle Corp. +......................     30,400         746,700
Parametric Technology Co.+..........      6,600         179,025
                                                     -----------
                                                     15,038,417
                                                     -----------
Discretionary Retail (6.3%)
AutoZone, Inc.+.....................      3,100          99,006
Circuit City Stores, Inc.+..........      2,500         117,188
Consolidated Stores Corp.+..........      2,800         101,500
Costco Companies, Inc. +............     10,000         630,625
Dayton Hudson Corp..................     22,300       1,081,550
Dillards, Inc.......................      3,200         132,600
Federated Department Stores, Inc. +.     10,600         570,413
Footstar, Inc. +....................         28           1,344
Gap, Inc............................     18,750       1,155,469
Giant Food, Inc.....................      1,300          55,981
Home Depot, Inc.....................     37,550       3,118,996
J.C. Penney Co., Inc................     10,100         730,356
Kmart Corp. +.......................     16,300         313,775
Lowe's Companies, Inc...............     14,200         575,988
May Department Stores Co............      7,900         517,450
Mercantile Stores Co., Inc..........        800          63,150
Nordstrom, Inc......................      2,500         193,125
Sears, Roebuck & Co.................     12,100         738,856
Tandy Corp..........................      2,800         148,575
The Limited, Inc....................      8,500         281,563
TJX Companies, Inc..................     14,000         337,750
Toys "R" Us, Inc.+..................      7,300         172,006
Wal-Mart Stores, Inc................    109,300       6,639,974
                                                     -----------
                                                     17,777,240
                                                     -----------

14  See Notes to Portfolio of Investments.

===============================================================================

                                       Number of        Market
                                        Shares          Value
                                       ---------      ----------
Diversified Financial Services (2.9%)
American Express Co.................     14,300      $1,630,199
American General Corp...............     10,321         734,726
Morgan Stanley, Dean Witter,
  Discover & Co.....................     30,710       2,806,125
Transamerica Corp...................      1,400         161,175
Travelers Group, Inc................     48,441       2,936,735
                                                     -----------
                                                      8,268,960
                                                     -----------
Drugs (11.2%)
Abbott Laboratories.................     42,600       1,741,274
Allergan, Inc.......................      1,500          69,563
American Home Products Corp.........     39,400       2,038,949
Baxter International, Inc...........      8,400         452,025
Bristol-Myers Squibb Co.............     29,900       3,436,630
Eli Lilly & Co......................     32,600       2,153,637
Johnson & Johnson...................     42,000       3,097,499
Merck & Co., Inc....................     37,000       4,948,749
Pfizer, Inc.........................     68,700       7,466,830
Pharmacia & Upjohn, Inc.............     14,600         673,425
Schering Plough.....................     39,000       3,573,374
Warner Lambert Co...................     24,600       1,706,624
                                                     -----------
                                                     31,358,579
                                                     -----------
Electric Utilities (1.9%)
Ameren Corp.........................      3,200         127,200
American Electric Power Co..........      4,700         213,263
Baltimore Gas & Electric Co.........      3,500         108,719
Carolina Power & Light Co...........      3,300         143,138
Central & South West Corp...........     11,300         303,688
Cinergy Corp........................      3,500         122,500
Consolidated Edison.................     12,500         575,781
Dominion Resources, Inc.............      4,600         187,450
DTE Energy Co.......................      6,400         258,400
Edison International................      9,400         277,888
Entergy Corp........................      6,800         195,500
FirstEnergy Corp....................      6,500         199,875
GPU, Inc............................      3,100         117,219
Houston Industries, Inc.............      8,248         254,657
Northern States Power Co............      3,600         103,050
PacifiCorp..........................      8,500         192,313
Peco Energy Co......................     11,800         344,413
PG&E Corp...........................      9,900         312,469
PP&L Resources, Inc.................      4,100          93,019
Public Service Enterprise
  Group, Inc........................      6,100         210,069
Southern Co.........................     19,800         548,213
Texas Utilities Co..................      6,867         285,839
Unicom Corp.........................      5,700         199,856
                                                     -----------
                                                      5,374,519
                                                     -----------
Electrical Machinery and Instruments (0.5%)
Harris Corp.........................      2,200          98,313
Pitney Bowes, Inc...................      7,600         365,750
Tektronix, Inc......................        750          26,531

                                      Number of        Market
                                        Shares          Value
                                       ---------      ----------
Electrical Machinery and Instruments (continued)
Xerox Corp..........................      9,200      $  934,950
                                                     -----------
                                                      1,425,544
                                                     -----------

Electronic Media (2.0%)
CBS Corp............................     21,200         673,100
Clear Channel Communications, Inc.+.      3,500         381,938
Comcast Corp........................      8,200         332,869
King World Production, Inc.+........      1,700          43,350
Tele-Communications, Inc.+..........     24,100         926,344
Time Warner, Inc....................      6,600         563,888
Viacom, Inc. +......................      8,400         489,300
Walt Disney Co. (The)...............     20,200       2,122,262
                                                     -----------
                                                      5,533,051
                                                     -----------

Food and Beverage (4.8%)
Anheuser-Busch Co., Inc.............     13,800         651,188
Archer-Daniels-Midland Co...........     16,080         311,550
Brown-Forman Corp...................        600          38,550
Campbell Soup Co....................     13,200         701,250
Coca-Cola Co........................     72,000       6,155,999
Conagra, Inc........................     14,900         472,144
Coors (Adolph) Co...................        900          30,600
Fortune Brands, Inc.................      3,800         146,063
General Mills, Inc..................      3,800         259,825
Heinz (H.J.) Co.....................     10,000         561,250
Hershey Foods Corp..................      2,700         186,300
Kellogg Co..........................     10,600         398,163
PepsiCo, Inc........................     42,400       1,746,349
Pioneer Hi-Bred International, Inc..      4,800         198,600
Quaker Oats Co......................      4,000         219,750
Ralston-Ralston Purina Group........      2,800         327,075
Sara Lee Corp.......................     13,300         743,969
Wrigley (Wm.) Jr. Co................      2,300         225,400
                                                     -----------
                                                     13,374,025
                                                     -----------
Food and Drug Retail (1.0%)
Albertson's, Inc....................     10,400         538,850
American Stores Co..................      6,000         145,125
CVS Corp............................     10,400         404,950
Great Atlantic & Pacific Tea Co.,
  Inc...............................        100           3,306
Kroger Co. (The)....................      7,400         317,275
Longs Drug Stores, Inc..............        200           5,775
Rite Aid Corp.......................      6,600         247,913
SUPERVALU, INC......................      2,000          88,750
Sysco Corp..........................      8,200         210,125
Walgreen Co.........................     14,200         586,638
Winn-Dixie Stores, Inc..............      3,700         189,394
                                                     -----------
                                                      2,738,101
                                                     -----------
Forest Products and Building Materials (0.6%)
Armstrong World Industries, Inc.....        600          40,425
Bemis Co., Inc......................      1,400          57,225

Index Plus Portfolios
Portfolio of Investments - June 30, 1998 (Unaudited)
Index Plus Large Cap (continued)
===============================================================================

                                       Number of        Market
                                        Shares          Value
                                       ---------       ---------
Forest Products and Building Materials (continued)
Crown Cork & Seal Co., Inc..........      2,500      $  118,750
Fort James Corp.....................      7,400         329,300
International Paper Co..............      3,800         163,400
Masco Corp..........................      4,900         296,450
Mead Corp...........................      2,300          73,025
Owens Corning.......................      1,300          53,056
Owens-Illinois, Inc.+...............      4,500         201,375
Sealed Air Corp.+...................      1,957          71,920
Temple-Inland, Inc. ................      1,100          59,263
Westvaco Corp.......................      2,100          59,325
Weyerhaeuser Co.....................      4,900         226,319
                                                     -----------
                                                      1,749,833
                                                     -----------
Gas Utilities (0.6%)
Coastal Corp. (The).................      4,200         293,213
Columbia Gas System, Inc............      2,100         116,813
Consolidated Natural Gas Co.........      1,900         111,863
Eastern Enterprises.................        100           4,288
Enron Corp..........................      9,400         508,188
NICOR, Inc..........................        700          28,088
ONEOK, Inc..........................        100           3,988
People's Energy Corp................        100           3,863
Sempra Energy+......................      3,008          83,461
Williams Co., Inc. (The)............     12,100         408,375
                                                     -----------
                                                      1,562,140
                                                     -----------
Health Services (1.1%)
Cardinal Health, Inc................      4,300         403,125
Columbia/HCA Healthcare Corp........     19,100         556,288
HBO & Co............................     21,200         747,300
HEALTHSOUTH Corp.+..................     15,800         421,663
Humana, Inc.+.......................      4,300         134,106
Manor Care, Inc.....................      1,600          61,500
Shared Medical Systems Corp.........      1,300          95,469
Tenet Healthcare Corp.+.............      8,600         268,750
United Healthcare Corp..............      5,200         330,200
                                                     -----------
                                                      3,018,401
                                                     -----------
Heavy Machinery (0.7%)
Case Corp...........................      2,900         139,925
Caterpillar, Inc....................     17,500         925,313
Cummins Engine Company, Inc.........      1,700          87,125
Deere & Co..........................     12,100         639,788
NACCO Industries, Inc...............        300          38,775
Navistar International Corp. +......      1,700          49,088
PACCAR, Inc.........................      3,900         203,775
                                                     -----------
                                                      2,083,789
                                                     -----------

Housing and Furnishings (0.3%)
Centex Corp.........................      1,800          67,950
Fleetwood Enterprises, Inc..........      1,500          60,000
Kaufman & Broad Home Corp...........      1,700          53,975
Maytag Corp.........................      4,200         207,375

                                       Number of        Market
                                        Shares          Value
                                       ---------       ---------
Housing and Furnishings (continued)
Newell Co...........................      4,500      $  224,156
Pulte Corp..........................        200           5,975
Rubbermaid, Inc.....................      2,600          86,288
Whirlpool Corp......................      3,000         206,250
                                                     -----------
                                                        911,969
                                                     -----------
Industrial Services (0.1%)
Browning-Ferris Industries, Inc.....      4,400         152,900
Fluor Corp..........................      1,800          91,800
Foster Wheeler Corp.................        100           2,144
Laidlaw, Inc........................      7,700          93,844
                                                     -----------
                                                        340,688
                                                     -----------
Insurance (4.0%)
Allstate Corp. (The)................     22,100       2,023,530
American International Group, Inc...     21,500       3,138,999
Aon Corp............................      4,950         347,738
Chubb Corp..........................      4,300         345,613
CIGNA Corp..........................      5,700         393,300
Cincinnati Financial Corp...........      7,000         268,625
Conseco, Inc........................      8,400         392,700
General Re Corp.....................      2,200         557,700
Hartford Financial Services
  Group, Inc........................      3,100         354,563
Jefferson-Pilot Corp................      3,450         199,884
Lincoln National Corp...............      4,000         365,500
Marsh & McLennan Co., Inc...........      9,750         589,266
MBIA, Inc...........................      4,900         366,888
MGIC Investment Corp................      5,100         291,019
Progressive Corp....................      1,900         267,900
Safeco Corp.........................      3,700         168,119
St. Paul Co., Inc...................      7,102         298,728
SunAmerica, Inc.....................      7,900         453,756
Torchmark Corp......................      4,600         210,450
UNUM Corp...........................      3,100         172,050
                                                     -----------
                                                     11,206,328
                                                     -----------
Investment Services (1.0%)
Charles Schwab Corp.................      6,550         212,875
Franklin Resources, Inc.............      7,400         399,600
Lehman Brothers Holdings, Inc.......      5,300         411,081
Merrill Lynch & Co., Inc............     17,100       1,577,474
Providian Financial Corp............      3,000         235,688
                                                     -----------
                                                      2,836,718
                                                     -----------
Major Telecommunications (7.0%)
Alltel Corp.........................      4,800         223,200
Ameritech Corp......................     46,400       2,082,199
AT&T Corp...........................     86,000       4,912,749
Bell Atlantic Corp..................     65,494       2,988,163
BellSouth Corp......................     40,200       2,698,424
GTE Corp............................     30,100       1,674,312
MCI Communications Corp.............     17,800       1,034,625

16     See Notes to Portfolio of Investments.

===============================================================================

                                       Number of        Market
                                        Shares          Value
                                       ---------      ----------
Major Telecommunications (continued)
SBC Communications, Inc.............     56,964      $2,278,559
Sprint Corp.........................      4,300         303,150
WorldCom, Inc.+.....................     30,100       1,457,968
                                                     -----------
                                                     19,653,349
                                                     -----------
Oil (4.4%)
Amoco Corp..........................     11,900         495,338
Apache Corp.........................      2,800          88,200
Ashland Oil, Inc....................      2,700         139,388
Atlantic Richfield Co...............      3,500         273,438
Chevron Corp........................      7,900         656,194
Exxon Corp..........................     75,000       5,348,437
Kerr-McGee Corp.....................        800          46,300
Mobil Corp..........................      9,400         720,275
Occidental Petroleum Corp...........      9,900         267,300
Oryx Energy Co.+....................      3,000          66,375
Pennzoil Co.........................      1,500          75,938
Phillips Petroleum Co...............      7,500         361,406
Royal Dutch Petroleum Co............     63,900       3,502,518
Sun Company, Inc....................      2,800         108,675
USX-Marathon Group..................      8,500         291,656
                                                     -----------
                                                     12,441,438
                                                     -----------
Oil Services (0.9%)
Baker Hughes, Inc...................      5,000         172,813
Halliburton Co......................     10,400         463,450
Helmerich & Payne, Inc..............      2,400          53,400
McDermott International, Inc........      3,000         103,313
Rowan Co., Inc.+....................      3,500          68,031
Schlumberger Ltd....................     20,800       1,420,899
Western Atlas, Inc.+................      2,400         203,700
                                                     -----------
                                                      2,485,606
                                                     -----------
Other Telecommunications (2.5%)
AirTouch Communications, Inc.+......     23,600       1,379,125
Andrew Corp.+.......................      2,600          46,963
Frontier Corp.......................      4,200         132,300
General Instrument Corp.+...........      3,400          92,438
Lucent Technologies, Inc............     38,736       3,222,350
MediaOne Group, Inc.+...............      7,300         320,744
Northern Telecom Ltd................      6,600         374,550
Scientific Atlanta, Inc.............      1,100          27,913
Tellabs, Inc.+......................      2,300         164,738
U S WEST, Inc.......................     25,711       1,208,403
                                                     -----------
                                                      6,969,524
                                                     -----------
Print Media (0.8%)
Dow Jones & Co., Inc................      2,000         111,500
Dun & Bradstreet Corp...............      4,300         155,338
Equifax, Inc........................      3,900         141,619
Gannett Co., Inc....................     10,900         774,581
Harcourt General, Inc...............      1,400          83,300
Knight-Ridder, Inc..................      4,100         225,756

                                       Number of        Market
                                        Shares          Value
                                       ---------      ----------
Print Media (continued)
McGraw-Hill Co., Inc................      2,900      $  236,531
Meredith Corp.......................        200           9,388
New York Times Co...................      2,800         221,900
Times Mirror Co.....................      1,400          88,025
Tribune Co..........................      3,400         233,963
                                                     -----------
                                                      2,281,901
                                                     -----------
Producer Goods (2.6%)
Aeroquip-Vickers, Inc...............      1,400          81,725
Allegheny Teledyne, Inc.............      4,100          93,788
Allied Signal, Inc..................     15,500         687,813
Avery Dennison Corp.................      2,600         139,750
Cincinnati Milacron, Inc............      2,000          48,625
Cooper Industries, Inc..............      4,400         241,725
Corning, Inc........................      2,300          79,925
Dover Corp..........................      6,900         236,325
Dresser Industries, Inc.............      4,600         202,688
Ecolab, Inc.........................      3,300         102,300
Emerson Electric Co.................     13,000         784,875
FMC Corp.+..........................        500          34,094
General Signal Corp.................      1,200          43,200
Grainger (W. W.), Inc...............      2,400         119,550
Honeywell, Inc......................      3,200         267,400
Ikon Office Solutions, Inc..........      2,200          32,038
Illinois Tool Works, Inc............      6,800         453,475
Ingersoll-Rand Co...................      8,000         352,500
ITT Industries, Inc.................      3,500         130,813
Minnesota Mining and Manufacturing
  Co................................     11,900         978,031
Parker-Hannifin Corp................      5,300         202,063
PPG Industries, Inc.................      4,500         313,031
Raychem Corp........................      2,100          62,081
Sherwin-Williams Co.................      4,000         132,500
Thermo Electron Corp. +.............      4,600         157,263
Thomas & Betts Corp.................      1,600          78,800
Timken Co...........................      2,700          83,194
Tyco International Ltd..............     17,500       1,102,500
                                                     -----------
                                                      7,242,072
                                                     -----------
Semiconductors and Electronics (0.6%)
Intel Corp..........................     19,900       1,475,087
Texas Instruments, Inc..............      4,700         274,069
                                                     -----------
                                                      1,749,156
                                                     -----------
Specialty Chemicals (0.3%)
Air Products and Chemicals, Inc.....      6,800         272,000
Engelhard Corp......................      3,200          64,800
Grace (W.R.) & Co.+.................      1,600          27,300
Great Lakes Chemical Corp...........      1,400          55,213
Morton International, Inc...........      3,300          82,500
Nalco Chemical Co...................      1,000          35,125
Praxair, Inc........................      3,400         159,163
Sigma-Aldrich Corp..................      2,600          91,325
                                                     -----------
                                                        787,426
                                                     -----------

Index Plus Portfolios
Portfolio of Investments - June 30, 1998 (Unaudited)
Index Plus Large Cap (continued)
===============================================================================

                                        Number of       Market
                                         Shares         Value
                                        ---------     ----------
Steel (0.2%)
Armco, Inc.+........................      3,100      $   19,763
Barrick Gold Corp...................      3,900          74,831
Bethlehem Steel Corp. +.............      2,500          31,094
Freeport-McMoRan Copper & Gold, Inc.      3,000          45,563
Nucor Corp..........................      2,100          96,600
USX-US Steel Group, Inc.............      3,600         118,800
Worthington Industries..............      2,800          42,175
                                                     -----------
                                                        428,826
                                                     -----------
Surface Transport (0.5%)
Burlington Northern Santa Fe Corp...      6,600         648,038
CSX Corp............................      5,600         254,800
FDX Corp. Holding Co.+..............      3,700         232,175
Norfolk Southern Corp...............      9,800         292,163
                                                     -----------
                                                      1,427,176
                                                     -----------
Textiles and Apparel (0.2%)
Fruit of the Loom, Inc.+............      1,600          53,100
Liz Claiborne, Inc..................      2,400         125,420
Venator Group, Inc.+................      4,900          93,713
VF Corp.............................      4,500         231,750
                                                     -----------
                                                        503,983
                                                     -----------
Tobacco (1.1%)
Philip Morris Co., Inc..............     74,400       2,929,499
UST, Inc............................      9,900         267,300
                                                     -----------
                                                      3,196,799
                                                     -----------
Total Common Stocks (cost $243,098,062)             270,745,211
                                                     -----------
PREFERRED STOCKS (0.6%)
Duke Energy Corp. (Electric
  Utilities) .......................     10,271         608,557
FPL Group, Inc. (Electric
  Utilities) .......................      9,600         604,800
Seagram Ltd. (Food and Beverage) ...      4,300         176,031
Union Carbide Corp. (Chemicals) ....      3,000         160,125
                                                     -----------
Total Preferred Stocks (cost $1,404,298)              1,549,513
                                                     -----------
                                      Principal
                                        Amount
                                      -----------

SHORT-TERM INVESTMENTS (4.6%)
Federal Home Loan Bank, 5.55%,
  07/01/98......................... $12,443,000      12,442,999
U.S. Treasury Bill, 5.03%, 08/20/98@    400,000         397,308
U.S. Treasury Bill, 5.05%, 08/20/98@    100,000          99,327
                                                     -----------
Total Short-Term Investments (cost $12,939,506)      12,939,634
                                                     -----------
TOTAL INVESTMENTS (cost $257,441,866)(a)            285,234,358
Other assets less liabilities                        (4,176,917)
                                                     -----------
Total Net Assets                                   $281,057,441
                                                     ===========

Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amounts to $257,626,586. Unrealized gains and losses, based on identified tax cost at June 30, 1998, are as follows:

Unrealized gains ....................               $30,474,385
Unrealized losses ...................                (2,866,613)
                                                     -----------
    Net unrealized gain .............               $27,607,772
                                                     ===========


Information concerning open futures contracts at June 30, 1998 is shown below:

                      No. of     Initial   Expiration  Unrealized
                     Contracts    Value      Date      Gain/(Loss)
                     ---------   -------   ----------  -----------
  Long Contracts
-------------------
S & P 500 Index
  Futures ........      3       $ 862,200    Sept. 98  $ (4,977)
                                ==========             =========

+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at June 30, 1998.

Category percentages are based on net assets.


18     See Notes to Financial Statements.

Index Plus Portfolios
Portfolio of Investments - June 30, 1998 (Unaudited)
Index Plus Mid Cap
===============================================================================

                                          Number of      Market
                                           Shares        Value
                                          ----------    --------
COMMON STOCKS (96.7%)

Air Transport (1.1%)
Airborne Freight Corp...................      800      $ 27,950
Alaska Air Group, Inc.+.................      300        16,369
ASA Holdings, Inc.......................      300        14,888
CNF Transportation, Inc.................      900        38,250
                                                       ---------
                                                         97,457
                                                       ---------
Auto Parts and Hardware (0.1%)
Carlisle Co., Inc.......................      300        12,919
                                                       ---------

Automotive (1.8%)
Arvin Industries, Inc...................      300        10,894
Borg Warner Automotive, Inc.............      200         9,613
Federal-Mogul Corp......................      700        47,250
Harley-Davidson, Inc....................    1,200        46,500
Meritor Automotive, Inc.................    1,100        26,400
Modine Manufacturing Co.................      300        10,388
Superior Industries International, Inc..      300         8,456
                                                       ---------
                                                        159,501
                                                       ---------
Banks and Thrifts (11.8%)
Associated Banc-Corp....................    1,100        41,388
Charter One Financial, Inc..............    2,100        70,743
City National Corp......................      800        29,550
Cracker Barrel Old Country Store, Inc...      400        12,700
Crestar Financial Corp..................    1,800        98,212
Dime Bancorp, Inc.......................    1,700        50,894
First Security Corp.....................    2,850        61,008
First Tennessee National Corp...........    1,200        37,875
First Virginia Banks, Inc...............      500        25,563
Firststar Corp..........................    1,300        49,400
Hibernia Corp...........................    1,200        24,225
Marshall & Ilsley Corp..................    1,900        97,018
Mercantile Bankshares Corp..............      700        24,369
North Fork Bancorp, Inc.................    2,100        51,319
Old Kent Financial Corp.................    1,575        56,651
Pacific Century Financial Corp..........      900        21,600
Regions Financial Corp..................    1,000        41,063
SouthTrust Corp.........................    2,600       113,099
TCF Financial Corp......................      700        20,650
Union Planters Corp.....................      500        29,406
Wilmington Trust Corp...................      300        18,263
Zion Bancorporation.....................    1,200        63,749
                                                       ---------
                                                      1,038,745
                                                       ---------
Biotech and Medical Products (3.0%)
DENTSPLY International, Inc.............      400        10,000
Genzyme Corp.+..........................      700        17,894
Hillenbrand Industries, Inc.............      500        30,000
Mylan Laboratories, Inc.................    1,900        57,119
Quintiles Transnational Corp.+.,........      600        29,513
Stryker Corp.+..........................      800        30,700
Sybron International Corp.+.............      800        20,200

                                          Number of      Market
                                           Shares        Value
                                          ----------    --------
Biotech and Medical Products (continued)
Watson Pharmaceuticals, Inc. +..........    1,400      $ 65,362
                                                       ---------
                                                        260,788
                                                       ---------
Chemicals (0.6%)
Cytec Industries+.......................      300        13,275
IMC Global, Inc.........................      900        27,113
RPM, Inc................................      900        15,300
                                                       ---------
                                                         55,688
                                                       ---------
Commercial Services (3.2%)
AccuStaff, Inc. +.......................    1,001        31,255
ACNielsen Corp.+........................    1,000        25,250
Cintas Corp.............................      900        45,900
JP Foodservices, Inc.+..................      500        17,531
Kelly Services,  Inc....................      600        21,225
Ogden Corp..............................      800        22,150
Paychex, Inc............................    1,350        54,928
Robert Half International, Inc.+........      700        39,113
Viad Corp...............................      900        24,975
                                                       ---------
                                                        282,327
                                                       ---------
Computers (0.5%)
NCR Corp.+..............................      900        29,250
Sequent Computer Systems, Inc.+.........      700         8,444
Wallace Computer Services, Inc..........      300         7,125
                                                       ---------
                                                         44,819
                                                       ---------
Conglomerate and Aerospace (1.8%)
Cordant Technologies, Inc...............      600        27,675
Gencorp, Inc............................      600        15,150
Lancaster Colony Corp...................      300        11,363
Litton Industries, Inc.+................      800        47,200
Newport News Shipbuilding, Inc..........      500        13,375
Pittston Brink's Group..................      400        14,750
Sundstrand Corp.........................      500        28,625
                                                       ---------
                                                        158,138
                                                       ---------
Consumer Finance (2.6%)
Capital One Financial Corp..............    1,100       136,605
Comdisco, Inc...........................    1,200        22,800
Finova Group, Inc. (The)................      500        28,313
GATX Corp...............................      900        39,488
                                                       ---------
                                                        227,206
                                                       ---------
Consumer Products (0.3%)
Dial Corp...............................      900        23,344
                                                       ---------
Consumer Services (1.2%)
Bob Evans Farms, Inc....................      600        12,713
Brinker International, Inc. +...........    1,200        23,100
Outback Steakhouse, Inc.+...............      800        31,200
Promus Hotel Corp. +....................      500        19,250
Stewart Enterprises, Inc................      600        15,975
                                                       ---------
                                                        102,238
                                                       ---------

   See Notes to Portfolio of Investments.                    19

Index Plus Portfolios
Portfolio of Investments - June 30, 1998 (Unaudited)
Index Plus Mid Cap (continued)
===============================================================================

                                          Number of      Market
                                           Shares        Value
                                          ---------    ---------
Consumer Specialties (0.6%)
Electronic Arts, Inc.+..................      500      $ 27,000
International Game Technology...........      900        21,825
                                                       ---------
                                                         48,825
                                                       ---------
Data and Imaging Services (8.5%)
America Online, Inc.+...................    1,700       180,199
BMC Software, Inc.+.....................    1,800        93,487
Cadence Design Systems, Inc.+...........    3,500       109,374
Compuware Corp. +.......................    1,600        81,799
Fiserv, Inc.+...........................      450        19,111
Keane, Inc.+............................      500        28,000
Mentor Graphics Corp.+..................    1,100        11,619
Policy Management Systems+..............      400        15,700
Sterling Commerce, Inc.+................      700        33,950
Sterling Software, Inc. +...............      600        17,738
Storage Technology Corp.+...............    1,600        69,399
Sungard Data Systems, Inc.+.............      800        30,700
Symantec Corp.+.........................      800        20,900
Symbol Technologies, Inc................      450        16,988
Synopsys, Inc.+.........................      500        22,875
                                                       ---------
                                                        751,839
                                                       ---------
Discretionary Retail (7.8%)
Barnes & Noble, Inc.....................    1,100        41,181
Bed, Bath & Beyond, Inc.+...............      700        36,269
Best Buy Co., Inc. +....................    1,800        65,024
BJ's Wholesale Club, Inc.+..............      300        12,188
Dollar General Corp.....................    1,550        61,322
Family Dollar Stores, Inc...............    2,800        51,800
Fastenal Co.............................      400        18,575
Fingerhut Companies, Inc................      900        29,700
Fred Meyer, Inc.+.......................    1,600        67,999
General Nutrition Companies, Inc.+......      700        21,788
Kohl's Corp.+...........................    1,400        72,624
Office Depot, Inc.+.....................    1,300        41,031
Payless ShoeSource, Inc.+...............      600        44,213
Proffitt's, Inc.+.......................      800        32,300
Staples, Inc.+..........................    2,050        59,322
Tiffany & Co............................      300        14,400
Viking Office Products, Inc.+...........      700        21,963
                                                       ---------
                                                        691,699
                                                       ---------
Drugs (0.9%)
ICN Pharmaceuticals, Inc................    1,100        50,256
Omnicare, Inc...........................      700        26,688
                                                       ---------
                                                         76,944
                                                       ---------
Electric Utilities (9.1%)
Allegheny Energy, Inc...................    1,200        36,150
American Water Works Co., Inc...........    1,300        40,300
CMS Energy Corp.........................      900        39,600
Conectiv, Inc...........................    1,825        37,413
Energy East Corp........................    1,100        45,788
Florida Progress Corp...................    1,600        65,799

                                          Number of      Market
                                           Shares        Value
                                          ---------    ---------
Electric Utilities (continued)
Hawaiian Electric Industries, Inc.......      300      $ 11,906
Idaho Power Co..........................      300        10,388
Interstate Energy Corp..................      700        22,750
IPALCO Enterprises, Inc.................      600        26,663
Kansas City Power & Light Co............      400        11,600
LG&E Corp...............................    1,100        29,769
Midamerican Energy Holdings Corp........      900        19,463
Minnesota Power & Light Co..............      500        19,875
Montana Power Co........................      900        31,275
Nevada Power Co.........................      500        12,875
New Century Energies, Inc...............      900        40,894
New England Electric System.............      500        21,625
Nipsco Industries, Inc..................    1,200        33,600
Oge Energy Corp.........................      800        21,600
Pinnacle West Capital Corp..............    1,400        62,999
Potomac Electric Power Co...............    1,100        27,569
Public Service Co. of New Mexico........      400         9,075
Puget Sound Energy, Inc.................      500        13,406
SCANA Corp..............................    1,000        29,813
TECO Energy, Inc........................    1,100        29,494
UtiliCorp United, Inc...................      500        18,844
Wisconsin Energy Corp...................    1,000        30,375
                                                       ---------
                                                        800,908
                                                       ---------
Electrical Machinery and Instruments (1.5%)
Herman Miller, Inc......................      700        17,019
Hon Industries, Inc.....................      500        17,000
Lexmark International Group, Inc.+......    1,100        67,099
SCI Systems, Inc.+......................      500        18,813
Varian Associates, Inc..................      200         7,800
                                                       ---------
                                                        127,731
                                                       ---------
Electronic Media (0.1%)
TCA Cable TV, Inc.......................      200        12,000
                                                       ---------
Food and Beverage (3.1%)
Coca-Cola Enterprises, Inc..............    3,500       137,374
Dean Foods Co...........................      400        21,975
Dole Food Company, Inc..................      500        24,844
Flowers Industries, Inc.................      600        12,263
Hormel Foods Corp.......................      700        24,194
Interstate Bakeries Corp................    1,200        39,825
Universal Foods Corp....................      400         8,875
                                                       ---------
                                                        269,350
                                                       ---------

Food and Drug Retail (0.4%)
Hannaford Brothers Co...................      400        17,600
Ruddick Corp............................      800        14,500
                                                       ---------
                                                         32,100
                                                       ---------

Forest Products and Building Materials (2.3%)
Georgia-Pacific Corp....................    1,500        34,594
Martin Marietta Materials, Inc..........      700        31,500
Rayoner, Inc............................      300        13,800


20     See Notes to Portfolio of Investments.

================================================================

                                          Number of      Market
                                           Shares        Value
                                          ---------     --------
Forest Products and Building Materials (continued)
Sonoco Products Co......................      880      $ 26,620
Southdown, Inc..........................      400        28,550
Vulcan Materials Co.....................      500        53,344
Wausau-Mosinee Paper Corp...............      600        13,725
                                                       ---------
                                                        202,133
                                                       ---------
Gas Utilities (0.7%)
MarketSpan Corp.+.......................    1,500        44,906
MCN Corp................................      600        14,925
                                                       ---------
                                                         59,831
                                                       ---------
Health Services (3.2%)
Allegiance Corp.........................      500        25,625
Bergen Brunswig Corp....................      400        18,550
Beverly Enterprises, Inc................    1,700        23,481
Concentra Managed Care, Inc.+...........      700        18,200
First Health Group Corp.+...............      400        11,400
Health Care & Retirement Corp.+.........      400        15,775
Health Management Associates, Inc.+.....    1,100        36,781
McKesson Corp...........................      800        64,999
NovaCare, Inc...........................    1,000        11,750
PSS World Medical, Inc.+................    1,100        16,088
Quorum Health Group, Inc.+..............      500        13,250
Total Renal Care Holdings, Inc.+........      700        24,150
Vencor, Inc.+...........................      600         4,350
                                                       ---------
                                                        284,399
                                                       ---------
Heavy Machinery (0.1%)
AGCO Corp...............................      600        12,338
                                                       ---------
Housing and Furnishings (0.7%)
Clayton Homes, Inc......................    1,100        20,900
Leggett & Platt, Inc....................    1,800        45,000
                                                       ---------
                                                         65,900
                                                       ---------
Industrial Services (2.0%)
AES Corp.+..............................    1,500        78,843
USA Waste Services, Inc.+...............    2,000        98,749
                                                       ---------
                                                        177,592
                                                       ---------
Insurance (3.7%)
Aflac, Inc..............................    2,200        66,687
AMBAC, Inc..............................    1,100        64,349
American Financial Group, Inc...........      500        21,656
Old Republic International Corp.........    2,200        64,487
PMI Group, Inc. (The)...................      600        44,025
Provident Companies, Inc................    1,300        44,850
Transatlantic Holdings, Inc.............      300        23,194
                                                       ---------
                                                        329,248
                                                       ---------
Investment Services (3.3%)
Bear Stearns Co., Inc. (The)............    1,800       102,374
Edwards (A.G.), Inc.....................    1,400        59,763
Paine Webber Group, Inc.................    2,100        90,037
T. Rowe Price Associates................    1,000        37,563
                                                       ---------
                                                        289,737
                                                       ---------

                                          Number of      Market
                                           Shares        Value
                                          ---------     --------

Major Telecommunications (0.7%)
Cincinnati Bell, Inc....................    1,100      $ 31,488
Southern New England Telecommunications
  Corp..................................      500        32,750
                                                       ---------
                                                         64,238
                                                       ---------
Oil (1.3%)
Lyondell Petrochemical Co...............      600        18,263
Murphy Oil Corp.........................      400        20,275
Tosco Corp..............................    1,300        38,188
Ultramar Diamond Shamrock Corp..........      800        25,250
Valero Energy Corp......................      500        16,625
                                                       ---------
                                                        118,601
                                                       ---------
Oil Services (4.0%)
BJ Services Co. +.......................      600        17,438
Camco International, Inc................      500        38,938
Ensco International, Inc................    2,300        39,963
EVI Weatherford, Inc.+..................      855        31,742
Global Marine, Inc.+....................    2,700        50,456
Nabors Industries, Inc.+................    1,700        33,681
Noble Drilling Corp.+...................    1,100        26,469
Smith International, Inc.+..............      700        24,369
Transocean Offshore, Inc................    1,700        75,649
Varco International, Inc.+..............      900        17,831
                                                       ---------
                                                        356,536
                                                       ---------
Other Telecommunications (2.3%)
360 Communications Co. +................    1,800        57,600
ADC Telecommunications, Inc. +..........    1,100        40,184
Aliant Communications, Inc..............      900        24,694
Century Telephone Enterprises, Inc......    1,450        66,518
Comsat Corp.............................      500        14,156
                                                       ---------
                                                        203,152
                                                       ---------
Print Media (1.0%)
Belo Corp...............................    1,000        24,375
Media General, Inc......................      200         9,750
Washington Post Co......................      100        57,600
                                                       ---------
                                                         91,725
                                                       ---------
Producer Goods (4.1%)
American Power Conversion Corp.+........    1,600        48,000
AMETEK, Inc.............................      400        11,725
Danaher Corp............................    1,000        36,688
Donaldson Company, Inc..................      400         9,450
Ferro Corp..............................      400        10,125
Flowserve Corp..........................      300         7,388
Harsco Corp.............................      300        13,744
Kaydon Corp.............................      500        17,656
Kennametal, Inc.........................      400        16,700
Mark IV Industries, Inc.................      900        19,463
Pentair, Inc............................      400        17,000
Precision Castparts Corp................      200        10,675
Premark International, Inc..............    1,000        32,250
Teleflex, Inc...........................      500        19,000

Index Plus Portfolios
Portfolio of Investments - June 30, 1998 (Unaudited)
Index Plus Mid Cap (continued)
===============================================================================

                                         Number of      Market
                                          Shares        Value
                                         ----------    ---------
Producer Goods (continued)
Trinity Industries, Inc.................      800      $ 33,200
U.S. Filter Corp. +.....................    1,400        39,288
YORK International Corp.................      400        17,425
                                                       ---------
                                                        359,777
                                                       ---------
Real Estate Investment Trusts (0.1%)
Ventas, Inc.+...........................      600         8,288
                                                       ---------
Semiconductors and Electronics (2.0%)
Arrow Electronics, Inc.+................      900        19,575
Avnet, Inc..............................      300        16,406
Hubbell, Inc............................      400        16,650
Linear Technology Corp..................      600        36,188
Maxim Integrated Products, Inc..........    1,300        41,194
Solectron Corp..........................    1,100        46,269
                                                       ---------
                                                        176,282
                                                       ---------
Specialty Chemicals (1.9%)
Albemarle Corp..........................      500        11,031
Cabot Corp..............................      400        12,925
Crompton & Knowles Corp.................      600        15,113
Dexter Corp.............................      200         6,363
Georgia Gulf Corp.......................      600        13,688
Lubrizol Corp...........................      500        15,125
Olin Corp...............................      500        20,844
Solutia, Inc............................    1,900        54,506
Witco Corp..............................      500        14,625
                                                       ---------
                                                        164,220
                                                       ---------
Steel (0.7%)
AK Steel Holding Corp...................      800        14,300
Alumax, Inc.+...........................      500        23,188
Carpenter Technology Corp...............      300        15,075
Cleveland-Cliffs, Inc...................      200        10,725
                                                       ---------
                                                         63,288
                                                       ---------
Surface Transport (1.6%)
J.B. Hunt Transport Services, Inc.......      600        21,375
Kansas City Southern Industries, Inc....    2,000        99,249
Tidewater, Inc..........................      500        16,500
                                                       ---------
                                                        137,124
                                                       ---------
Textiles and Apparel (0.7%)
Burlington Industries, Inc. +...........      800        11,250
Jones Apparel Group, Inc.+..............      801        29,259
Unifi, Inc..............................      600        20,550
                                                       ---------
                                                         61,059
                                                       ---------
Tobacco (0.3%)
Universal Corp..........................      700        26,163
                                                       ---------
Total Common Stocks (cost $8,043,202)                 8,526,197
                                                       ---------

                                          Principal      Market
                                           Amount        Value
                                         ----------    ---------

SHORT-TERM INVESTMENTS (2.2%)
Federal Home Loan Bank, 5.55%, 07/01/98.  $193,000     $192,999
                                                       ---------
Total Short-Term Investments (cost $192,999)            192,999
                                                       ---------
TOTAL INVESTMENTS (cost $8,236,201)(a)                8,719,196
Other assets less liabilities                            94,914
                                                       ---------
Total Net Assets                                     $8,814,110
                                                       =========

Notes to Portfolio of Investments


(a) The cost of investments for federal income tax purposes amounts to $8,256,540. Unrealized gains and losses, based on identified tax cost at June 30, 1998, are as follows:

Unrealized gains ......................                $780,225
Unrealized losses .....................                (317,569)
                                                       ---------
  Net unrealized gain .................                $462,656
                                                       =========

+    Non-income producing security.

Category percentages are based on net assets.


22     See Notes to Financial Statements.

Index Plus Portfolios
Portfolio of Investments - June 30, 1998 (Unaudited)
Index Plus Small Cap
===============================================================================

                                          Number of      Market
                                           Shares        Value
                                          ---------     --------
COMMON STOCKS (96.0%)
Air Transport (2.2%)
Air Express International Corp..........      600      $ 16,050
Comair Holdings, Inc....................    2,800        86,449
Expeditors International of
  Washington, Inc.......................    1,000        44,000
Fritz Companies, Inc.+..................      900        12,038
SkyWest, Inc............................    1,000        28,000
                                                       ---------
                                                        186,537
                                                       ---------
Auto Parts and Hardware (1.2%)
Barnes Group, Inc.......................      700        18,944
CLARCOR, Inc............................      900        18,900
SPX Corp.+..............................      400        25,750
Standard Motor Products, Inc.+..........      500        11,125
TBC Corp.+..............................      900         5,963
Toro Co.................................      300        10,275
WD-40 Co................................      300         8,138
Wynn's International, Inc...............      450         8,663
                                                       ---------
                                                        107,758
                                                       ---------
Automotive (0.9%)
BREED Technologies, Inc.+...............      600         9,188
Gentex Corp.+...........................    1,400        25,375
Myers Industries, Inc...................      300         7,200
Simpson Industries, Inc.................      900        12,319
Smith (A.O.) Corp.......................      300        15,506
Standard Products Co....................      400        11,250
                                                       ---------
                                                         80,838
                                                       ---------
Banks and Thrifts (10.1%)
Astoria Financial Corp..................      700        37,450
CCB Financial Corp......................      800        84,999
Centura Banks, Inc......................    1,200        74,999
Commerce Bancorp, Inc...................      300        17,550
Commercial Federal Corp.................    1,800        56,924
Cullen/Frost Bankers, Inc...............      600        32,550
Downey Financial Corp...................    1,230        40,206
First Commercial Corp...................      700        48,605
FirstBank Puerto Rico...................    1,200        31,200
FirstMerit Corp.........................    1,600        46,600
HUBCO, Inc..............................      500        17,906
JSB Financial, Inc......................      300        17,569
Keystone Financial, Inc.................    1,300        48,099
Magna Group, Inc........................      900        50,849
Provident Financial Group, Inc..........      800        36,500
Queens County Bancorp, Inc..............      300        13,088
Riggs National Corp.....................      600        17,531
Sovereign Bancorp, Inc..................    2,880        47,070
St. Paul Bancorp, Inc...................      900        20,334
Susquehanna Bancshares, Inc.............      900        33,638
U.S. Trust Corp.........................      400        30,500
United Bankshares, Inc..................      800        27,300
UST Corp................................      600        15,900
Whitney Holding Corp....................      400        20,300
                                                       ---------
                                                        867,667
                                                       ---------

                                          Number of      Market
                                           Shares        Value
                                          ---------     --------
Biotech and Medical Products (3.9%)
Ballard Medical Products................      500      $  9,000
Cooper Companies, Inc.+.................      300        10,931
Datascope Corp.+........................      700        18,594
IDEXX Laboratories, Inc.+...............      700        17,413
Incyte Pharmaceuticals, Inc.+...........      500        17,063
Marquette Medical Systems, Inc.+........      400        10,263
MedImmune, Inc.+........................    1,100        68,612
Mentor Corp.............................    1,000        24,250
Protein Design Labs, Inc.+..............      700        16,866
Respironics, Inc.+......................      400         6,225
Safeskin Corp.+.........................    2,200        90,474
Steris Corp.+...........................      800        50,874
                                                       ---------
                                                        340,565
                                                       ---------
Chemicals (0.4%)
MacDermid, Inc..........................    1,100        31,075
                                                       ---------
Commercial Services (5.0%)
ABM Industries, Inc.....................      500        13,938
ADVO, Inc.+.............................    1,000        28,188
Billing Information Concepts+...........    1,300        20,150
Bowne & Co., Inc........................      700        31,500
Catalina Marketing Corp.+...............      400        20,775
Central Parking Corp....................    1,100        50,049
Consolidated Graphics, Inc.+............      500        29,500
Devry, Inc.+............................    1,400        30,713
Fair Isaac & Co., Inc...................      200         7,600
Gerber Scientific, Inc..................      400         9,100
HA-LO Industries, Inc.+.................      900        28,013
Interim Services, Inc.+.................      900        28,913
Merrill Corp............................      900        19,856
Norrell Corp............................      600        11,963
True North Communications, Inc..........      900        26,325
Valassis Communications, Inc.+..........      800        30,850
Volt Information Sciences, Inc.+........      600        16,275
World Color Press, Inc.+................      800        28,000
                                                       ---------
                                                        431,708
                                                       ---------
Conglomerate and Aerospace (2.0%)
AAR Corp................................      750        22,172
Alliant Techsystems, Inc.+..............      500        31,625
Anixter International, Inc.+............    1,300        24,781
BE Aerospace, Inc.+.....................      600        17,475
Kaman Corp..............................      500         9,516
Orbital Sciences Corp.+.................    1,400        52,324
Triarc Co., Inc.+.......................      600        13,163
                                                       ---------
                                                        171,056
                                                       ---------
Consumer Products (1.0%)
Chiquita Brands International, Inc......    1,400        19,688
Dekalb Genetics Corp....................      600        56,774
Thor Industries, Inc....................      500        13,844
                                                       ---------
                                                         90,306
                                                       ---------

   See Notes to Portfolio of Investments.                    23

Index Plus Portfolios
Portfolio of Investments - June 30, 1998 (Unaudited)
Index Plus Small Cap (continued)
===============================================================================

                                          Number of      Market
                                           Shares        Value
                                          ---------     --------
Consumer Services (3.5%)
Applebees International, Inc.+..........      600      $ 13,425
CapStar Hotel Co.+......................    1,100        30,800
CKE Restaurants, Inc....................    1,880        77,549
Foodmaker, Inc.+........................      800        13,500
Grand Casinos, Inc.+....................      800        13,400
IHOP Corp.+.............................      300        12,413
Landry's Seafood Restaurants, Inc.+.....      700        12,666
Luby's Cafeterias, Inc..................      600        10,538
Prime Hospitality Corp.+................    2,300        40,106
Ruby Tuesday, Inc.......................    1,400        21,700
Ryan's Family Steak Houses, Inc.+.......      900         9,225
Showbiz Pizza Time, Inc.+...............      700        28,219
Sonic Corp.+............................      750        16,781
TCBY Enterprises, Inc...................      500         4,594
                                                       ---------
                                                        304,916
                                                       ---------
Consumer Specialties (1.0%)
Huffy Corp..............................      300         5,438
Polaris Industries, Inc.................      600        22,575
Russ Berrie & Co., Inc..................      500        12,500
Scotts Co. (The)+.......................      400        14,900
Sola International, Inc.+...............      500        16,344
Sturm, Ruger & Co., Inc.................      700        11,725
                                                       ---------
                                                         83,482
                                                       ---------
Data and Imaging Services (5.6%)
Acxiom Corp.+...........................      800        19,950
Analysts International Corp.............      500        14,188
BISYS Group, Inc. (The)+................      500        20,500
Boole & Babbage, Inc.+..................    1,150        27,456
Ciber, Inc.+............................      800        30,400
Computer Task Group, Inc................      900        30,150
Digi International, Inc.+...............      600        12,150
Filenet Corp.+..........................    1,200        34,650
Harbinger Corp.+........................      900        21,769
Hyperion Software Corp.+................      800        22,800
National Computer Systems, Inc..........      600        14,400
National Data Corp......................      700        30,625
Platinum Technology, Inc.+..............    3,300        94,255
Progress Software Corp.+................      500        20,500
System Software Associates, Inc.+.......    1,600        11,400
Technology Solutions Co.+...............      500        15,844
Telxon Corp.............................      600        19,425
Vantive Corp. (The)+....................      600        12,300
Xylan Corp.+............................      900        26,831
                                                       ---------
                                                        479,593
                                                       ---------
Discretionary Retail (6.0%)
Cash America International, Inc.........      500         7,625
Cato Corp. (The)........................    1,100        19,147
Discount Auto Parts, Inc.+..............      700        18,200

                                          Number of      Market
                                           Shares        Value
                                          ---------     --------
Discretionary Retail (continued)
Dress Barn, Inc.+.......................      900      $ 22,388
Footstar, Inc.+.........................    1,100        52,799
Hancock Fabrics, Inc....................    1,000        12,500
Linens 'n Things, Inc.+.................    1,600        48,899
Men's Wearhouse, Inc.+..................      900        29,700
Michaels Stores, Inc.+..................    1,200        42,338
New England Business Service, Inc.......      400        12,900
O'Reilly Automotive, Inc.+..............      400        14,400
Pier 1 Imports, Inc.....................    2,600        62,074
Regis Corp..............................      600        17,738
Ross Stores, Inc........................    2,000        85,999
Shopko Stores, Inc.+....................      500        17,000
Williams-Sonoma, Inc.+..................    1,000        31,813
Zale Corp.+.............................      700        22,269
                                                       ---------
                                                        517,789
                                                       ---------
Diversified Financial Services (0.6%)
AMRESCO, Inc.+..........................    1,800        52,424
                                                       ---------
Electric Utilities (1.7%)
Aquarion Co.............................      300        10,256
Central Hudson Gas & Electric Co........      300        13,763
Central Vermont Public Service..........      600         8,963
Commonwealth Energy System Co...........      500        18,875
Eastern Utilities Association...........      500        13,125
Orange & Rockland Utilities, Inc........      400        21,475
Philadelphia Suburban Corp..............      533        11,659
TNP Enterprises, Inc....................      300         9,263
United Illuminating Co..................      400        20,250
United Water Resources, Inc.............    1,000        18,000
                                                       ---------
                                                        145,629
                                                       ---------
Electrical Machinery and Instruments (1.0%)
Coherent, Inc.+.........................      600        10,294
Daniel Industries.......................      500         9,500
Interface, Inc..........................    2,000        40,375
Technitrol, Inc.........................      600        23,963
                                                       ---------
                                                         84,132
                                                       ---------
Electronic Media (0.9%)
Carmike Cinemas+........................      300         8,081
Hollywood Park, Inc.+...................    1,100        13,888
Primark Corp.+..........................    1,100        34,444
Westwood One, Inc.+.....................      700        17,653
                                                       ---------
                                                         74,066
                                                       ---------
Food and Beverage (2.1%)
Canandaigua Brands, Inc.+...............      700        34,431
Corn Products International, Inc.+......      700        23,713
Earthgrains Co..........................      900        50,287
Express Scripts, Inc.+..................      200        16,125
NBTY, Inc.+.............................    1,100        20,213
Owens & Minor, Inc......................      800         8,000


24     See Notes to Portfolio of Investments.

===============================================================================

                                          Number of      Market
                                           Shares        Value
                                          ---------     --------
Food and Beverage (continued)
Smithfields Foods, Inc.+................    1,000      $ 30,500
                                                       ---------
                                                        183,269
                                                       ---------
Food and Drug Retail (1.4%)
Casey's General Stores, Inc.............    1,000        16,563
Fleming Companies, Inc..................      800        14,050
Nash-Finch Co...........................      600         9,038
Richfood Holdings, Inc..................      800        16,550
Whole Foods Market, Inc.+...............    1,000        60,499
                                                       ---------
                                                        116,700
                                                       ---------
Forest Products and Building Materials (2.0%)
AptarGroup, Inc.........................      500        31,094
Caraustar Industries, Inc...............      500        14,438
Delta & Pine Land Co....................      700        31,150
Lone Star Industries, Inc...............      200        15,413
Medusa Corp.............................      300        18,825
Republic Group, Inc.....................      500        10,500
Shorewood Packaging Corp.+..............      750        11,906
Thomas Industries, Inc..................      600        14,663
TJ International, Inc...................      400        12,050
Universal Forest........................      700        11,463
                                                       ---------
                                                        171,502
                                                       ---------
Gas Utilities (1.6%)
Connecticut Energy Corp.................      300         8,363
Energen Corp............................      800        16,100
KN Energy, Inc..........................      900        48,768
New Jersey Resources Corp...............      500        17,844
Piedmont Natural Gas, Inc...............      600        20,175
Wicor, Inc..............................    1,000        23,125
                                                       ---------
                                                        134,375
                                                       ---------
Health Care (0.2%)
Parexel International Corp.+............      500        18,188
                                                       ---------
Health Services (3.3%)
Access Health, Inc.+....................      800        20,400
American Oncology Resources, Inc.+......      700         8,553
Cerner Corp.+...........................      600        16,988
Integrated Health Services, Inc.+.......      900        33,750
Lincare Holdings, Inc.+.................    1,300        54,680
Mariner Health Group, Inc.+.............      600         9,975
Orthodontic Centers of America, Inc.+...      900        18,844
Patterson Dental Co.+...................      600        21,975
Pediatrix Medical Group, Inc.+..........      300        11,156
Renal Care Group, Inc.+.................      500        22,031
Sierra Health Services, Inc.+...........      750        18,891
Universal Health Services, Inc.+........      800        46,700
                                                       ---------
                                                        283,943
                                                       ---------
Heavy Machinery (1.3%)
Astec Industries, Inc.+.................      400        13,800
Blount, Inc.............................      700        19,950
JLG Industries, Inc.....................      800        16,150

                                          Number of      Market
                                           Shares        Value
                                          ---------     --------
Heavy Machinery (continued)
Lindsay Manufacturing Co................      300      $  8,138
Manitowoc Co., Inc. (The)...............      300        12,094
Titan International, Inc................    1,100        18,700
Wabash National Corp....................    1,000        25,750
                                                       ---------
                                                        114,582
                                                       ---------
Housing and Furnishings (4.7%)
Champion Enterprises, Inc.+.............      900        26,325
D.R. Horton, Inc........................    2,275        47,491
Ethan Allen Interiors, Inc..............    1,300        64,918
La-Z-Boy, Inc...........................      500        28,250
MDC Holdings, Inc.......................      900        17,775
Mohawk Industries, Inc.+................    2,000        63,374
Nature's Sunshine Products, Inc.........      400         9,025
Oakwood Homes Corp......................      900        27,000
Pillowtex Corp..........................      400        16,050
Ryland Group, Inc.......................      400        10,500
Skyline Corp............................      400        13,050
Standard Pacific Corp...................    1,600        33,000
Toll Brothers, Inc.+....................      700        20,081
U.S. Home Corp.+........................      600        24,750
                                                       ---------
                                                        401,589
                                                       ---------
Industrial Services (0.5%)
Butler Manufacturing Co.................      400        13,625
Insituform Technologies, Inc.+..........    1,100        15,228
Stone & Webster, Inc....................      300        11,888
                                                       ---------
                                                         40,741
                                                       ---------
Insurance (8.6%)
Allied Group, Inc.......................      600        28,088
Capital RE Corp.........................      600        42,975
CMAC Investment Corp....................      900        55,349
Delphi Financial Group, Inc.+...........      600        33,788
Enhance Financial Services Group, Inc...    1,600        53,999
Executive Risk, Inc.....................      300        22,125
Fidelity National Financial, Inc........      940        37,424
First American Financial Corp...........      750        67,499
Fremont General Corp....................    1,300        70,443
Frontier Insurance Group, Inc...........      770        17,373
Gallagher (Arthur J.) & Co..............      300        13,425
Life Re Corp............................      700        57,399
Mutual Risk Management Ltd..............      800        29,150
NAC Re Corp.............................      600        32,025
Orion Capital Corp......................    1,200        67,049
Protective Life Corp....................    2,400        88,049
Selective Insurance Group, Inc..........      800        17,925
Trenwick Group, Inc.....................      200         7,769
                                                       ---------
                                                        741,854
                                                       ---------
Investment Services (2.3%)
Dain Rauscher Corp......................      300        16,425
Eaton Vance Corp........................      800        37,050
Envoy Corp.+............................      400        18,950

Index Plus Portfolios
Portfolio of Investments - June 30, 1998 (Unaudited)
Index Plus Small Cap (continued)
===============================================================================

                                          Number of      Market
                                           Shares        Value
                                          ---------     --------
Investment Services (continued)
Legg Mason, Inc.........................    1,100      $ 63,318
Raymond James Financial, Inc............    2,150        64,365
                                                       ---------
                                                        200,108
                                                       ---------
Miscellaneous Metals (0.2%)
Amcol International Corp................      700         8,444
Imco Recycling, Inc.....................      600        11,100
                                                       ---------
                                                         19,544
                                                       ---------
Oil (0.6%)
Cross Timbers Oil Co....................    1,600        30,500
Offshore Logistics, Inc.+...............    1,000        17,750
                                                       ---------
                                                         48,250
                                                       ---------
Oil Services (1.6%)
Input/Output, Inc.+.....................    1,900        33,844
Oceaneering International, Inc.+........    1,000        17,750
Pool Energy Services Co.+...............    1,000        14,750
Pride International, Inc.+..............    2,500        42,344
Seitel, Inc.+...........................      900        14,569
Tuboscope Vetco International Corp.+....      900        17,775
                                                       ---------
                                                        141,032
                                                       ---------
Other Telecommunications (0.8%)
California Microwave, Inc.+.............      700        12,250
Dialogic Corp.+.........................      300         8,925
Inter-Tel Incorporated & Subsidiaries...    1,100        17,600
P-Com, Inc.+............................    1,700        15,566
Tel-Save Holdings, Inc.+................    1,200        17,700
                                                       ---------
                                                         72,041
                                                       ---------
Print Media (0.7%)
PMT Services, Inc.+.....................      800        20,350
SEI Investments Co......................      700        43,400
                                                       ---------
                                                         63,750
                                                       ---------
Producer Goods (6.7%)
Amcast Industrial Corp..................      400         7,450
Applied Industrial Technologies, Inc....      600        12,338
Applied Power, Inc......................    1,200        41,250
Baldor Electric Co......................      500        12,188
Belden, Inc.............................      500        15,313
BMC Industries, Inc.....................      500         4,375
Brady (W.H.) Co.........................      500        13,906
Buckeye Technologies, Inc.+.............    1,600        37,700
Castle (A.M.) & Co......................      700        15,400
Commercial Metals Co....................      600        18,450
Graco, Inc..............................      600        20,925
Griffon Corp.+..........................    1,200        15,375
Halter Marine Group, Inc.+..............      800        12,050
Hughes Supply, Inc......................      700        25,638
Intermet Corp...........................    1,000        18,125
Juno Lighting, Inc......................      500        11,813
Kuhlman Corp............................      400        15,825

                                          Number of      Market
                                           Shares        Value
                                          ---------     --------

Producer Goods (continued)
Lawson Products, Inc....................      300      $  7,725
Lilly Industries, Inc...................      600        12,975
Mueller Industries, Inc.+...............      800        29,700
Oak Industries, Inc.+...................      300        10,613
Paxar Corp.+............................      900        10,350
Regal Beloit............................      900        25,650
Robbins & Myers, Inc....................      400        11,625
Roper Industries, Inc...................      600        15,675
SPS Technologies, Inc.+.................      500        29,250
Standex International Corp..............      300         8,888
Tredegar Industries, Inc................      500        42,438
Valmont Industries......................      700        13,978
Wolverine Tube, Inc.+...................      600        22,800
Zebra Technologies, Inc.+...............      800        34,200
ZERO Corp...............................      300         8,513
                                                       ---------
                                                        582,501
                                                       ---------
Semiconductors and Electronics (5.3%)
Avid Technology, Inc.+..................      500        16,750
Benchmark Electronics, Inc.+............      500        10,000
Brightpoint, Inc.+......................    2,100        30,450
Burr-Brown Corp.+.......................      900        18,900
C-Cube Microsystems, Inc.+..............    1,600        29,700
Cable Design Technologies+..............    1,350        27,844
CTS Corp................................      600        17,700
Dallas Semiconductor Corp...............      600        18,600
Electro Scientific Industries, Inc.+....      600        18,938
Etec Systems, Inc.+.....................      400        14,075
Hadco Corp.+............................      300         6,994
Harman International Industries.........      400        15,400
Integrated Circuit Systems, Inc.+.......      700        11,638
Marshall Industries+....................      300         8,175
Methode Electronics, Inc................      600         9,300
Park Electrochemical Corp...............      400         8,450
Phototronics, Inc.+.....................      600        13,238
Pioneer Standard Electronics............      800         7,700
Plexus Corp.+...........................      800        15,900
Sanmina Corp.+..........................      800        34,700
Tech Data Corp.+........................      900        38,588
Trimble Navigation Ltd.+................      400         6,475
Unitrode Corp.+.........................    1,100        12,650
Vanstar Corp.+..........................      700        10,194
Vicor Corp.+............................      600         8,325
Vitesse Semiconductor Corp.+............    1,400        43,225
                                                       ---------
                                                        453,909
                                                       ---------
Specialty Chemicals (0.6%)
Cambrex Corp............................      600        15,750
Chemed Corp.............................      200         6,813
ChemFirst, Inc..........................      400        10,100
OM Group, Inc...........................      400        16,500
                                                       ---------
                                                         49,163
                                                       ---------

26  See Notes to Portfolio of Investments.

===============================================================================

                                         Number of      Market
                                          Shares        Value
                                         ----------    ---------
Steel (0.8%)
Quanex Corp.............................      400   $   12,125
Steel Technologies, Inc.................      500        5,125
Texas Industries, Inc...................      800       42,400
WHX Corp.+..............................      800       10,300
                                                      ---------
                                                        69,950
                                                      ---------
Surface Transport (1.5%)
American Freightways Corp.+.............      800        8,000
Arkanas Best Corp.+.....................    1,000        9,375
Heartland Express, Inc.+................      600       12,150
Landstar Systems, Inc.+.................      300       10,481
M.S. Carriers, Inc.+....................      500       13,563
Rollins Truck Leasing Corp..............    1,650       20,419
U.S. Freightways Corp...................      800       26,275
Werner Enterprises, Inc.................    1,250       23,828
Yellow Corp.+...........................      500        9,281
                                                      ---------
                                                       133,372
                                                      ---------
Textiles and Apparel (2.1%)
Authentic Fitness Corp..................      600        9,488
Galey & Lord, Inc.+.....................      600        8,925
Guilford Mills, Inc.....................    1,100       22,000
Justin Industries.......................      700       11,288
Kellwood Co.............................      400       14,300
Nautica Enterprises, Inc.+..............      700       18,769
Oshkosh B'Gosh, Inc.....................      400       17,800
Oxford Industries, Inc..................      500       17,469
Stride Rite Corp........................    1,300       19,581
Timberland Co. (The)+...................      400       28,775
Wolverine World Wide, Inc...............      700       15,181
                                                      ---------
                                                       183,576
                                                      ---------
Tobacco (0.1%)
Schweitzer-Mauduit International, Inc...      400       11,600
                                                      ---------
Total Common Stocks (cost $7,969,185)                8,285,080
                                                      ---------

                                         Principal
                                          Amount
                                         ----------
SHORT-TERM INVESTMENTS (2.9%)
Federal Home Loan Mortgage Corp.,
  5.60%, 07/01/98....................... $254,000      253,999
                                                      ---------
Total Short-Term Investments (cost $253,999)           253,999
                                                      ---------
TOTAL INVESTMENTS (cost $8,223,184)(a)               8,539,079

Other assets less liabilities                           90,934
                                                      ---------
Total Net Assets
                                                    $8,630,013
                                                      =========

Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amounts to $8,238,273. Unrealized gains and losses, based on identified tax cost at June 30, 1998, are as follows:

Unrealized gains ......................             $  728,386
Unrealized losses .....................               (427,580)
                                                    -----------
  Net unrealized gain .................             $  300,806
                                                    ===========

+    Non-income producing security.

Category percentages are based on net assets.


                                       See Notes to Financial Statements.    27

Index Plus Portfolios
Statements of Assets and Liabilities
June 30, 1998 (Unaudited)
===============================================================================

Assets:
Investments, at market value .........................................
Cash .................................................................
Receivable for:
  Dividends and interest .............................................
  Investments sold ...................................................
  Fund shares sold ...................................................
  Reimbursment from Investment Adviser ...............................
Prepaid expenses .....................................................
         Total assets ................................................
Liabilities:
Payable for:
  Investments purchased ..............................................
  Variation margin ...................................................
Accrued investment advisory fees .....................................
Accrued administrative service fees ..................................
Accrued custodian fees ...............................................
Other liabilities ....................................................
         Total liabilities ...........................................
  NET ASSETS .........................................................
Net assets represented by:
Paid-in capital ......................................................
Net unrealized gain on investments and open futures contracts.........
Undistributed net investment income ..................................
Accumulated net realized gain on investments .........................
  NET ASSETS .........................................................
Capital Shares:
Authorized ...........................................................
Par Value ............................................................
Outstanding ..........................................................
Net Asset Value, offering and redemption price per share
  (net assets divided by shares outstanding) .........................

Cost of investments ..................................................

See Notes to Financial Statements.

===============================================================================

    Index Plus            Index Plus           Index Plus           Index Plus
       Bond               Large Cap              Mid Cap             Small Cap
    ------------         -------------         ------------         ------------

    $15,388,359          $285,234,358          $8,719,196           $8,539,079
          8,652                 1,079                 611                  535

        204,828               242,203               4,775                4,588
             --             2,110,404             125,022              132,955
          8,004             1,097,711               7,711               21,433
            260                    --                 269                  304
            158                 1,107                  77                   78
    ------------         -------------         -----------          -----------
     15,610,261           288,686,862           8,857,661            8,698,972
    ------------         -------------         -----------          -----------


             --             7,513,468              36,619               62,153
             --                 6,375                  --                   --
          3,589                72,406               2,720                2,612
            867                15,241                 483                  462
            994                 3,880                 952                  952
          2,938                18,051               2,777                2,780
    ------------         -------------         -----------          -----------
          8,388             7,629,421              43,551               68,959
    ------------         -------------         -----------          -----------
    $15,601,873          $281,057,441          $8,814,110           $8,630,013
    ============         =============         ===========          ===========

    $15,124,105          $237,855,901          $7,817,350           $7,965,615
        138,214            27,787,515             482,995              315,895
        337,389             1,098,228              22,644               10,601
          2,165            14,315,797             491,121              337,902
    ------------         -------------         -----------          -----------
    $15,601,873          $281,057,441          $8,814,110           $8,630,013
    ============         =============         ===========          ===========

    Two Billion          Two Billion           Two Billion          Two Billion
    $     0.001          $      0.001          $    0.001           $    0.001
      1,511,998            16,997,645             777,856              792,694
    $    10.319          $     16.535          $   11.331           $   10.887

    $15,250,145          $257,441,866          $8,236,201           $8,223,184

Index Plus Portfolios
Statements of Operations
Six Month Period Ended June 30, 1998 (Unaudited)
===============================================================================

Investment Income:
Dividends ....................................................................
Interest .....................................................................

Foreign taxes withheld on dividends ..........................................
         Total investment income .............................................
Investment Expenses:
Investment advisory fee ......................................................
Administrative services fees .................................................
Printing and postage fees ....................................................
Custody fees .................................................................
Transfer agent fees ..........................................................
Audit fees ...................................................................
Registration fees ............................................................
Directors' fees ..............................................................
Miscellaneous expenses .......................................................
Expenses before reimbursement and waiver from Adviser ........................
Expense reimbursement and waiver from Adviser ................................
         Total expenses ......................................................
Net investment income ........................................................
Net Realized and Unrealized Gain (Loss):
Net realized gain on:
  Sale of investments ........................................................
  Written options ............................................................
  Futures.....................................................................
         Net realized gain on investments ....................................
Net change in unrealized gain or loss on:
  Investments ................................................................
  Futures.....................................................................
         Net change in unrealized gain or loss on investments ................
Net realized and change in unrealized gain or loss on investments ............
Net increase in net assets resulting from operations .........................

See Notes to Financial Statements.

===============================================================================

       Index Plus               Index Plus                Index Plus               Index Plus
         Bond                   Large Cap                   Mid Cap                 Small Cap
      ----------               ------------                ----------               ----------
      $      --                $ 1,438,711                 $ 43,297                 $ 31,718
        470,805                    205,457                    5,145                    5,536
      ----------               ------------                ---------                ---------
        470,805                  1,644,168                   48,442                   37,254
             --                     (6,042)                      --                      (18)
      ----------               ------------                ---------                ---------
        470,805                  1,638,126                   48,442                   37,236
      ----------               ------------                ---------                ---------

         22,516                    357,573                   16,450                   16,263
          9,351                    121,709                    6,410                    6,376
            863                      2,801                      797                      797
            997                      3,880                      955                      958
            436                        507                      435                      435
          1,925                      1,814                    1,759                    1,759
             --                      3,183                        5                        8
             64                        940                       35                       35
             36                        397                       20                       20
      ----------               ------------                ---------                ---------
         36,188                    492,804                   26,866                   26,651
         (2,044)                        --                   (1,916)                  (1,980)
      ----------               ------------                ---------                ---------
         34,144                    492,804                   24,950                   24,671
      ----------               ------------                ---------                ---------
        436,661                  1,145,322                   23,492                   12,565
      ----------               ------------                ---------                ---------


          2,165                 13,940,482                  478,857                  331,648
             --                         --                       --                    6,254
             --                    825,819                   12,264                       --
      ----------               ------------                ---------                ---------
          2,165                 14,766,301                  491,121                  337,902
      ----------               ------------                ---------                ---------

        130,139                 17,768,521                  225,753                   (3,330)
             --                     (4,977)                      --                       --
      ----------               ------------                ---------                ---------
        130,139                 17,763,544                  225,753                   (3,330)
      ----------               ------------                ---------                ---------
        132,304                 32,529,845                  716,874                  334,572
      ----------               ------------                ---------                ---------
      $ 568,965                $33,675,167                 $740,366                 $347,137
      ==========               ============                =========                =========

Index Plus Portfolios
Statements of Changes in Net Assets
===============================================================================

                                                                                          Index Plus Bond
                                                                               --------------------------------------
                                                                                Six Month
                                                                              Period Ended            Period From
                                                                              June 30, 1998       December 18, 1997 to
                                                                               (Unaudited)          December 31, 1997
                                                                               ------------       -------------------
From Operations:
Net investment income ......................................................   $   436,661            $    32,299
Net realized gain on investments ...........................................         2,165                     --
Net change in unrealized gain or loss on investments .......................       130,139                  8,075
                                                                               ------------           ------------
  Net increase in net assets resulting from operations .....................       568,965                 40,374
                                                                               ------------           ------------
Distributions to Shareholders:
    From net investment income .............................................      (100,071)               (31,500)
                                                                               ------------           ------------
  Decrease in net assets from distributions to shareholders ................      (100,071)               (31,500)
                                                                               ------------           ------------
From Fund Share Transactions:
    Proceeds from shares sold ..............................................       124,236             15,000,000
    Net asset value of shares issued upon reinvestment of distributions ....           621                     --
    Payments for shares redeemed ...........................................          (752)                    --
                                                                               ------------           ------------
   Net increase in net assets from fund share transactions .................       124,105             15,000,000
                                                                               ------------           ------------
Change in net assets .......................................................       592,999             15,008,874
Net Assets:
Beginning of period ........................................................    15,008,874                     --
                                                                               ------------           ------------
End of period ..............................................................   $15,601,873            $15,008,874
                                                                               ============           ============
End of period net assets includes undistributed net investment income ......   $   337,389            $       799
                                                                               ============           ============
Share Transactions:
    Number of shares sold ..................................................        12,011              1,500,000
    Number of shares issued upon reinvestment of distributions .............            60                     --
    Number of shares redeemed ..............................................           (73)                    --
                                                                               ------------           ------------
  Net increase .............................................................        11,998              1,500,000
                                                                               ============           ============

See Notes to Financial Statements.

===============================================================================

                                                                                       Index Plus Large Cap
                                                                               --------------------------------------
                                                                                Six Month
                                                                              Period Ended
                                                                              June 30, 1998            Year Ended
                                                                               (Unaudited)          December 31, 1997
                                                                               ------------         -----------------
From Operations:
Net investment income .....................................................    $  1,145,322            $    921,019
Net realized gain on investments ..........................................      14,766,301               5,527,485
Net change in unrealized gain or loss on investments ......................      17,763,544               8,934,413
                                                                               -------------           -------------
  Net increase in net assets resulting from operations ....................      33,675,167              15,382,917
                                                                               -------------           -------------
Distributions to Shareholders:
    From net investment income ............................................        (100,185)               (867,859)
    From net realized gains on investments ................................      (1,526,157)             (4,427,074)
                                                                               -------------           -------------
  Decrease in net assets from distributions to shareholders ...............      (1,626,342)             (5,294,933)
                                                                               -------------           -------------
From Fund Share Transactions:
    Proceeds from shares sold .............................................     120,701,040             108,547,655
    Net asset value of shares issued upon reinvestment of distributions ...       1,626,342               5,294,933
    Payments for shares redeemed ..........................................      (5,835,284)            (10,824,511)
                                                                               -------------           -------------
   Net increase in net assets from fund share transactions ................     116,492,098             103,018,077
                                                                               -------------           -------------
Change in net assets ......................................................     148,540,923             113,106,061
Net Assets:
Beginning of period .......................................................     132,516,518              19,410,457
                                                                               -------------           -------------
End of period .............................................................    $281,057,441            $132,516,518
                                                                               =============           =============
End of period net assets includes undistributed net investment income .....    $  1,098,228            $     53,091
                                                                               =============           =============
Share Transactions:
    Number of shares sold .................................................       7,818,816               8,195,022
    Number of shares issued upon reinvestment of distributions ............          98,774                 377,773
    Number of shares redeemed .............................................        (373,839)               (898,689)
                                                                               -------------           -------------
  Net increase ............................................................       7,543,751               7,674,106
                                                                               =============           =============

See Notes to Financial Statements.

Index Plus Portfolios
Statements of Changes in Net Assets (continued)
===============================================================================

                                                                            Index Plus Mid Cap
                                                                     ----------------------------------
                                                                      Six Month
                                                                     Period Ended        Period From
                                                                     June 30, 1998   December 16, 1997 to
                                                                      (Unaudited)     December 31, 1997
                                                                     ------------    -----------------
From Operations:
Net investment income ...........................................     $   23,492          $    4,777
Net realized gain on investments ................................        491,121                  --
Net change in unrealized gain or loss on investments ............        225,753             257,242
                                                                      -----------         -----------
  Net increase in net assets resulting from operations ..........        740,366             262,019
                                                                      -----------         -----------
Distributions to Shareholders:
    From net investment income ..................................             --              (5,625)
                                                                      -----------         -----------
  Decrease in net assets from distributions to shareholders .....             --              (5,625)
                                                                      -----------         -----------
From Fund Share Transactions:
    Proceeds from shares sold ...................................        918,510           7,500,000
    Payments for shares redeemed ................................       (601,160)                 --
                                                                      -----------         -----------
   Net increase in net assets from fund share transactions ......        317,350           7,500,000
                                                                      -----------         -----------
Change in net assets ............................................      1,057,716           7,756,394
Net Assets:
Beginning of period .............................................      7,756,394                  --
                                                                      -----------         -----------
End of period ...................................................     $8,814,110          $7,756,394
                                                                      ===========         ===========
End of period net assets includes undistributed
  (distributions in excess of) net investment income ............     $   22,644          $     (848)
                                                                      ===========         ===========
Share Transactions:
    Number of shares sold .......................................         81,398             750,000
    Number of shares redeemed ...................................        (53,542)                 --
                                                                      -----------         -----------
  Net increase ..................................................         27,856             750,000
                                                                      ===========         ===========

 See Notes to Financial Statements.

===============================================================================

                                                                                 Index Plus Small Cap
                                                                         -------------------------------------
                                                                          Six Month
                                                                         Period Ended         Period From
                                                                         June 30, 1998     December 19, 1997 to
                                                                          (Unaudited)       December 31, 1997
                                                                         -------------     --------------------
From Operations:
Net investment income ................................................    $   12,565          $    5,536
Net realized gain on investments .....................................       337,902                  --
Net change in unrealized gain or loss on investments .................        (3,330)            319,225
                                                                          -----------         -----------
  Net increase in net assets resulting from operations ...............       347,137             324,761
                                                                          -----------         -----------
Distributions to Shareholders:
    From net investment income .......................................            --              (7,500)
                                                                          -----------         -----------
  Decrease in net assets from distributions to shareholders ..........            --              (7,500)
                                                                          -----------         -----------
From Fund Share Transactions:
    Proceeds from shares sold ........................................     1,023,048           7,500,000
    Payments for shares redeemed .....................................      (557,433)                 --
                                                                          -----------         -----------
   Net increase in net assets from fund share transactions ...........       465,615           7,500,000
                                                                          -----------         -----------
Change in net assets .................................................       812,752           7,817,261
Net Assets:
Beginning of period ..................................................     7,817,261                  --
                                                                          -----------         -----------
End of period ........................................................    $8,630,013          $7,817,261
                                                                          ===========         ===========
End of period net assets includes undistributed
  (distributions in excess of) net investment income .................    $   10,601          $   (1,964)
                                                                          ===========         ===========
Share Transactions:
    Number of shares sold ............................................        94,421             750,000
    Number of shares redeemed ........................................       (51,727)                 --
                                                                          -----------         -----------
  Net increase .......................................................        42,694             750,000
                                                                          ===========         ===========

 See Notes to Financial Statements.

Index Plus Portfolios
Notes to Financial Statements
June 30, 1998 (Unaudited)
===============================================================================


1. Organization

Aetna Variable Portfolios, Inc. (Fund) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on June 4, 1996. The Articles of Incorporation permit the Company to offer separate portfolios, each of which has its own investment objective, policies and restrictions.

The Fund currently offers eleven portfolios. This report covers four portfolios:
Aetna Index Plus Bond VP, Aetna Index Plus Large Cap VP (formerly Aetna Index Plus Portfolio), Aetna Index Plus Mid Cap VP and Aetna Index Plus Small Cap VP (Portfolios).

The following is each Portfolio's investment objective:

   Aetna Index Plus Bond VP (Index Plus Bond) seeks to maximize total return consistent with preservation of capital primarily through investment in a diversified portfolio of fixed income securities, which will be chosen to substantially replicate the characteristics of the Lehman Brothers Aggregate Bond Index, an unmanaged index comprised of approximately 6,000 securities.

   Aetna Index Plus Large Cap VP (Index Plus Large Cap) seeks to outperform the total return performance of publicly traded common stocks represented in the Standard and Poor's 500 Composite Stock Price Index.

   Aetna Index Plus Mid Cap VP (Index Plus Mid Cap) seeks to outperform the total return performance of publicly traded common stocks represented in the Standard and Poor's Midcap 400.

   Aetna Index Plus Small Cap VP (Index Plus Small Cap) seeks to outperform the total return performance of publicly traded common stocks represented in the Standard and Poor's Smallcap 600 Index.

Shares of each Portfolio are owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts and variable life insurance policies. It is currently expected that all shares will be held by separate accounts of Aetna Life Insurance and Annuity Company (ALIAC) and its subsidiary, Aetna Insurance Company of America.

Effective May 1, 1998, Aeltus Investment Management, Inc. (Aeltus) became the Investment Adviser to each Portfolio. Prior to May 1, 1998, ALIAC acted as Investment Adviser and Aeltus served as Sub-Adviser to the Portfolios. ALIAC serves as the principal underwriter to each Portfolio. Aeltus and ALIAC are both wholly-owned subsidiaries of Aetna Retirement Holdings, Inc. and are indirect wholly-owned subsidiaries of Aetna Inc.

2.  Summary of Significant Accounting Policies

The accompanying financial statements of the Portfolios have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolios.

A.  Valuation of Investments

Investments are stated at market values based upon closing sales prices as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors.

===============================================================================

A.  Valuation of Investments (continued)

The accounting records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

B.  Options Contracts

The Portfolios may purchase and write (sell) call and put options, including options on securities, indices and futures. Call options on securities may be written only if covered.

Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded.

The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying Financial Statements.

The risk in writing a call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

C.  Futures Contracts

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument including an index of stocks at a set price on a future date. The Portfolios "sell" futures contracts as a hedge against declines in the value of portfolio securities. The Portfolios may enter into futures contracts to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities.

Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Portfolios equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Portfolios are closed prior to expiration.

The risks associated with futures may arise from an imperfect correlation between the change in market value of the securities held by the Portfolios and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on futures are reflected in the accompanying financial statements. The amounts at risk under such futures may exceed the amounts reflected in the financial statements. The notional amounts (economic exposure) of these contracts are disclosed in the Portfolios of Investments. For federal income tax purposes, any futures contracts which remain open at year end are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

Index Plus Portfolios
Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)
===============================================================================

2.  Summary of Significant Accounting Policies (continued)

D.  Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. Restricted securities are those sold pursuant to Rule 144A and Section 4(2) of the Securities Act of 1933 (1933 Act), and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Portfolio may invest up to 10% of its total assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Directors. The Portfolios will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

E.  Federal Income Taxes

As a qualified regulated investment company, each Portfolio is relieved of federal income and excise taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code.

F.  Distributions

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures and deferred losses on wash sales.

G.  Other

Investment transactions are accounted for on the day following the trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

3.  Investment Advisory and Administrative Services Fees
Effective May 1, 1998, Aeltus became the Investment Adviser and Administrator to the Fund. Prior to that time, ALIAC acted as Investment Advisor and Administrator to the Fund and Aeltus acted as Sub-Adviser to the Fund.

As Investment Adviser, Aeltus (ALIAC prior to May 1, 1998) is paid a monthly fee expressed as a percentage of the average daily net assets of each Portfolio. Below are each Portfolio's Investment Advisory fees as of June 30, 1998:

                                Advisory
                                   Fee
                              --------------
Index Plus Bond                   0.30%
Index Plus Large Cap              0.35%
Index Plus Mid Cap                0.40%
Index Plus Small Cap              0.40%

Prior to May 1, 1998, ALIAC served as Investment Adviser and Aeltus served as the Sub-Adviser. As Sub-Adviser, Aeltus supervised the investment and reinvestment of cash and securities and provided certain related administrative services. For the period January 1, 1998 through April 30, 1998, ALIAC collected $248,161 from the Portfolios, of which it paid $176,369 to Aeltus.

===============================================================================

Effective May 1, 1998, each Portfolio pays expenses incurred in exchange for services provided by auditors, legal firms, transfer agents, custodian banks, and financial printers. Each Portfolio pays its proportionate share of compensation paid to the Fund's Board of Directors and its proportionate share of insurance premiums of the Fund. Each Portfolio pays its direct costs incurred to mail shareholder reports, register its shares with the Securities Exchange Commission and any other costs incurred by the Portfolio. In addition, each Portfolio pays Aeltus an administrative services fee in exchange for receiving certain administrative and shareholder services and to compensate Aeltus for supervising the Fund's other service providers. Each Portfolio pays Aeltus an administrative services fee at an annual rate based on average daily net assets of the Portfolio. The rate is 0.075% on the first $5 billion in Portfolio assets and 0.050% on all Portfolio assets over $5 billion.

Prior to May 1, 1998, ALIAC acted as Administrator to the Fund. As Administrator, ALIAC paid all the expenses of the Fund on behalf of the Fund, supervised the Fund's other service providers and provided the Fund with certain administrative and shareholder services. In exchange for these services, ALIAC received an administrative services fee at an annual rate of up to 0.20% of each Portfolio's average daily net assets. For the period January 1, 1998 through April 30, 1998, ALIAC collected $108,960 in administrative services fees from the Portfolios.

Aeltus has entered into a Service Agreement with ALIAC under which ALIAC will provide various administrative and shareholder services for each Portfolio in exchange for fees, payable by Aeltus, of up to 0.20% of the Portfolios' average daily net assets. For the period May 1, 1998 through June 30, 1998, Aeltus paid ALIAC $84,443.

4.  Purchases and Sales of Investment Securities

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 1998 were:

                              Cost of Purchases       Proceeds from Sales
                              -----------------       -------------------
Index Plus Bond                  $  1,772,106            $    430,285
Index Plus Large Cap              220,331,231             110,182,156
Index Plus Mid Cap                  6,630,612               6,274,418
Index Plus Small Cap                5,347,877               5,070,581

5.  Reimbursement from Investment Adviser

The Investment Adviser may, from time to time, make reimbursements to a Portfolio for some or all of its operating expenses or it may waive fees. Reimbursement and waiver arrangements, which may be terminated at any time without notice, will increase a Portfolio's yield and total return. For the period ended June 30, 1998, reimbursements were as follows:

                                 Portfolio Total
                                 ---------------
Index Plus Bond                      $2,044
Index Plus Mid Cap                    1,916
Index Plus Small Cap                  1,980

Index Plus Portfolios
Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)
===============================================================================

6.  Options

All Portfolios may use options. For the period ended June 30, 1998, the following reflects the written covered put and call activity:

                                                        Call Options Written
                                           ------------------------------------------------
                                            Number of     Deferred Premium      Realized
Index Plus Small Cap                        Contracts         Received        Gain (Loss)
                                           ------------------------------------------------
Outstanding December 31, 1997...........      --              $  --            $   --
    Written.............................       20               20,189             --
    Closed..............................      (20)             (20,189)         (2,811)
    Exercised...........................      --                 --                --
    Expired.............................      --                 --                --
                                          -------------------------------------------------
Outstanding June 30, 1998...............      --              $  --            $(2,811)
                                          =================================================

                                                         Put Options Written
                                          -------------------------------------------------
                                            Number of     Deferred Premium      Realized
Index Plus Small Cap                        Contracts         Received        Gain (Loss)
                                          -------------------------------------------------
Outstanding December 31, 1997...........      --              $   --           $   --
    Written.............................       47               22,146             --
    Closed..............................      (47)             (22,146)          9,065
    Exercised...........................      --                 --                --
    Expired.............................      --                 --                --
                                          -------------------------------------------------
Outstanding June 30, 1998...............      --              $  --            $ 9,065
                                          =================================================

Index Plus Portfolios
Financial Highlights
Index Plus Bond
===============================================================================
Selected data for a fund share outstanding throughout each period:

                                                                                         Six Month
                                                                                        Period Ended          Period From
                                                                                        June 30, 1998     December 18, 1997 to
                                                                                         (Unaudited)       December 31, 1997
                                                                                        --------------    --------------------
Net asset value, beginning of period ..............................................        $ 10.006            $ 10.000
                                                                                           ---------           ---------
Income from investment operations:
  Net investment income ...........................................................           0.289               0.022
  Net realized and change in unrealized gain or loss on investments ...............           0.090               0.005
                                                                                           ---------           ---------
        Total from investment operations ..........................................           0.379               0.027
                                                                                           ---------           ---------
Less distributions:
  From net investment income ......................................................          (0.066)             (0.021)
                                                                                           ---------           ---------
        Total distributions .......................................................          (0.066)             (0.021)
                                                                                           ---------           ---------
Net asset value, end of period ....................................................        $ 10.319            $ 10.006
                                                                                           =========           =========

Total return*......................................................................            3.76%               0.27%
Net assets, end of period (000's) .................................................        $ 15,602            $ 15,009
Ratio of total expenses to average net assets .....................................            0.45%(1)            0.45%(1)
Ratio of net investment income to average net assets ..............................            5.79%(1)            5.23%(1)
Ratio of net expense before reimbursement and waiver to average net assets ........            0.48%(1)              --
Ratio of net investment income before reimbursement and waiver to average net
  assets ..........................................................................            5.76%(1)              --
Portfolio turnover rate ...........................................................            3.09%                 --

(1) Annualized.
* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

See Notes to Financial Statements.

Index Plus Portfolios
Financial Highlights (continued)
Index Plus Large Cap
===============================================================================
Selected data for a fund share outstanding throughout each period:

                                                                          Six Month
                                                                        Period Ended        Year Ended         Period From
                                                                        June 30, 1998      December 31,     September 16, 1996 to
                                                                         (Unaudited)           1997          December 31, 1996
                                                                       ----------------   ----------------  ---------------------
Net asset value, beginning of period .................................    $  14.017          $ 10.906            $ 10.000
                                                                          ----------         ---------           ----------
Income from investment operations:
  Net investment income ..............................................        0.065             0.102               0.047
  Net realized and change in unrealized gain or loss on investments ..        2.550             3.594               0.919
                                                                          ----------         ---------           ---------
        Total from investment operations .............................        2.615             3.696               0.966
                                                                          ----------         ---------           ---------
Less distributions:
  From net investment income .........................................       (0.006)           (0.096)             (0.047)
  From net realized gains on investments .............................       (0.091)           (0.489)             (0.013)
                                                                          ----------         ---------           ---------
        Total distributions ..........................................       (0.097)           (0.585)             (0.060)
                                                                          ----------         ---------           ---------
Net asset value, end of period .......................................    $  16.535          $ 14.017            $ 10.906
                                                                          ==========         =========           =========

Total return*.........................................................        18.66%            33.89%               9.64%
Net assets, end of period (000's) ....................................    $ 281,057          $132,517            $ 19,410
Ratio of total expenses to average net assets ........................         0.48%(1)          0.50%               0.50%(1)
Ratio of net investment income to average net assets .................         1.11%(1)          1.38%               1.89%(1)
Portfolio turnover rate ..............................................        54.54%            76.83%               5.18%
Average commission rate paid per share on purchases of equity
  securities .........................................................    $  0.0418          $ 0.0372            $ 0.0358

(1) Annualized.
* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

See Notes to Financial Statements.

Index Plus Mid Cap
===============================================================================
Selected data for a fund share outstanding throughout each period:

                                                                                         Six Month
                                                                                        Period Ended          Period From
                                                                                        June 30, 1998     December 16, 1997 to
                                                                                         (Unaudited)        December 31, 1997
                                                                                        -------------     --------------------
Net asset value, beginning of period ..............................................        $ 10.342            $ 10.000
                                                                                           ---------           ---------
Income from investment operations:
  Net investment income ...........................................................           0.029               0.006
  Net realized and change in unrealized gain or loss on investments ...............           0.960               0.344
                                                                                          ----------           ---------
        Total from investment operations ..........................................           0.989               0.350
                                                                                          ----------           ---------
Less distributions:
  From net investment income ......................................................              --              (0.008)
                                                                                          ----------           ---------
        Total distributions .......................................................              --              (0.008)
                                                                                          ----------           ---------
Net asset value, end of period ....................................................       $  11.331            $ 10.342
                                                                                          ==========           =========

Total return*......................................................................            9.57%               3.50%
Net assets, end of period (000's) .................................................       $   8,814            $  7,756
Ratio of total expenses to average net assets .....................................            0.60%(1)            0.60%(1)
Ratio of net investment income to average net assets ..............................            0.57%(1)            1.37%(1)
Ratio of net expense before reimbursement and waiver to average net assets ........            0.65%(1)              --
Ratio of net investment income before reimbursement and waiver to average net
  assets ..........................................................................            0.52%(1)              --
Portfolio turnover rate ...........................................................           76.84%                 --
Average commission rate paid per share on equity securities traded ................       $  0.0249            $ 0.0481

(1) Annualized.
* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

See Notes to Financial Statements.

Index Plus Portfolios
Financial Highlights (continued)
Index Plus Small Cap
===============================================================================
Selected data for a fund share outstanding throughout each period:

                                                                                         Six Month
                                                                                        Period Ended          Period From
                                                                                        June 30, 1998     December 19, 1997 to
                                                                                         (Unaudited)        December 31, 1997
                                                                                        -------------     --------------------
Net asset value, beginning of period ..............................................        $ 10.423            $ 10.000
                                                                                           ---------           ---------
Income from investment operations:
  Net investment income ...........................................................           0.013               0.007
  Net realized and change in unrealized gain or loss on investments ...............           0.451               0.426
                                                                                          ----------           ---------
        Total from investment operations ..........................................           0.464               0.433
                                                                                          ----------           ---------
Less distributions:
  From net investment income ......................................................              --              (0.010)
                                                                                          ----------           ---------
        Total distributions .......................................................              --              (0.010)
                                                                                          ----------           ---------
Net asset value, end of period ....................................................       $  10.887            $ 10.423
                                                                                          ==========           =========

Total return*......................................................................            4.51%               4.33%
Net assets, end of period (000's) .................................................       $   8,630            $  7,817
Ratio of total expenses to average net assets .....................................            0.60%(1)            0.60%(1)
Ratio of net investment income to average net assets ..............................            0.31%(1)            1.90%(1)
Ratio of net expense before reimbursement and waiver to average net assets ........            0.65%(1)              --
Ratio of net investment income before reimbursement and waiver to average net
  assets ..........................................................................            0.26%(1)              --
Portfolio turnover rate ...........................................................           62.97%                 --
Average commission rate paid per share on equity securities traded ................       $  0.0252            $ 0.0797

(1) Annualized.
* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.

See Notes to Financial Statements.

                        Aetna Generation Portfolios, Inc.

                                     Aetna Ascent VP
                                   Growth of $10,000

   Average Annual Total Returns for the Period Ended
                     June 30, 1998*

            1 Year         Since Inception+
            ------         ----------------
            18.78%              21.61%

                 Jul-95                                                                                                   Jun-98
Aetna Ascent VP  10,000   10,601  11,045   11,453  12,049   12,654   13,650  13,617   15,103   16,524   16,366   17,917   17,939
Ascent Composite 10,000   10,531  10,949   11,256  11,621   11,921   12,793  12,652   14,036   15,026   14,854   16,012   15,920


                                 Aetna Crossroads VP
                                   Growth of $10,000

   Average Annual Total Returns for the Period Ended
                     June 30, 1998*

            1 Year         Since Inception+
            ------         ----------------
            16.79%              18.32%

                     Jul-95                                                                                                Jun-98
Aetna Crossroads VP  10,000   10,532  10,930   11,233  11,739   12,207  12,985  12,995  14,151   15,323   15,268   16,408  16,528
Crossroads Composite 10,000   10,433  10,836   11,031  11,318   11,593  12,302  12,184  13,274   14,064   14,106   14,889  14,901



                                     Aetna Legacy VP
                                   Growth of $10,000

   Average Annual Total Returns for the Period Ended
                     June 30, 1998*

            1 Year         Since Inception+
            ------         ----------------
            13.97%              14.76%

                 Jul-95                                                                                                   Jun-98
Aetna Legacy VP  10,000   10,451  10,827   11,036  11,403   11,773   12,363   12,347   13,236   14,088   14,156   14,932  15,085
Legacy Composite 10,000   10,334  10,723   10,810  11,021   11,270   11,827   11,729   12,546   13,154   13,223   13,826  13,929

* Total Return is calculated including reinvestment of income and capital gain distributions. Past performance is no guarantee of future results. Performance does not take into account any separate account charges imposed by Aetna.
+ The Portfolios commenced investment operations on July 5, 1995.

   See Definition of Indices.                                                45

How did the Portfolios perform during the period?

Returns for the six-month period ended June 30, 1998 were favorable as each of the three Generation Portfolios (the Portfolios) outperformed its relative benchmark index for the period. These benchmark indices are comprised of the seven stock and bond indices listed below in weights that correspond to the particular benchmark weights for each Portfolio.

                                                                Benchmark Index              Fund Performance
Generation Portfolio               Portfolio Return                 Return                     Over/(Under)
-------------------------------------------------------------------------------------------------------------
Ascent                                  9.62%                        7.17%                        2.45%
Crossroads                              8.25%                        6.27%                        1.98%
Legacy                                  6.56%                        5.37%                        1.19%

What economic or financial market conditions impacted the Portfolios?

Serving as a backdrop for each of the Portfolio's performance are the returns for the various indices for each of the asset classes among which the Portfolios allocate investments (shown below). The combination of these seven indices in different weights comprise the overall benchmarks against which we measure each Portfolio's performance (shown above).

Asset Class                  Benchmark Index                                  Return
-------------------------------------------------------------------------------------
Large Cap Stocks             S&P 500 (a)                                      17.71 %
Small Cap Stocks             Russell 2000 (b)                                  4.93 %
International Stocks         MSCI EAFE (c)                                    16.08 %
Real Estate Stocks           NAREIT (d)                                       (5.04)%
U.S. Dollar Bonds            Salomon Broad (e)                                 3.97 %
International Bonds          S.B. Non-U.S. WGBI (f)                            2.09 %
Cash Equivalents             U.S. 90 Day T-Bill (g)                            2.58 %

What investments influenced the Portfolios' performance over the past six months?

For the entire six month period under review, U.S. large cap stocks appeared to be expensive compared to other equity alternatives, causing us to hold a smaller allocation of large cap stocks than our benchmark weights. On the other hand, we held overweight positions in small cap and real estate stocks, largely due to their attractiveness relative to large cap stocks during the period. Overall, our asset allocation decisions had a neutral impact on performance. We credit the Portfolio's outperformance primarily to excellent stock selection results.

            Ascent Asset Class Weights Relative to Benchmark Weights

12/31/97
 6/30/98

                    [PLOT POINTS TO COME FOR ABOVE GRAPHIC]

Large Cap   Small Cap  Real Estate  Int'l Stocks   Int'l Bonds   US Bonds  Cash


46   See Definition of Indices.

          Crossroads Asset Class Weights Relative to Benchmark Weights

12/31/97
 6/30/98

Large Cap   Small Cap  Real Estate  Int'l Stocks   Int'l Bonds   US Bonds  Cash

                    [PLOT POINTS TO COME FOR ABOVE GRAPHIC]


            Legacy Asset Class Weights Relative to Benchmark Weights

12/31/97
 6/30/98

Large Cap   Small Cap  Real Estate  Int'l Stocks   Int'l Bonds   US Bonds  Cash

                    [PLOT POINTS TO COME FOR ABOVE GRAPHIC]

What is your outlook going forward?

Due to the lagging year-to-date performance of real estate stocks, equity REITs are attractively valued and we are maintaining our overweight positions. Relative valuation among domestic equities favors small cap stocks and we remain overweight there, however, in an effort to reduce risk relative to our benchmarks, we have increased our large cap holdings to a slightly underweight position. In order to fund these purchases, we reduced cash and U.S. bond allocations. The roughly 5% yield on cash and 6.5% yield on corporate bonds was replaced with the 6% average yield on equity REITs with much better capital appreciation potential.

We continue to favor selected international equity markets, particularly Europe, and continue to underweight the Far East. We remain partially hedged against the major currencies, with a heavier emphasis against the yen. Foreign bonds still look unattractive to us.

Asset Allocation:

-------------------------------------------------------------------------------------------------------------------
                                   % of         Notional Value*      Economic Exposure*
Asset Class                     Portfolio         of Futures        6/30/98     12/31/97      Benchmark     Range
-------------------------------------------------------------------------------------------------------------------
Ascent
------
Large Cap Stocks                 15.6%                --             15.6%       14.9%        20.0%          0 - 60%
Small Cap Stocks                 26.2%                --             26.2%       24.3%        20.0%          0 - 40%
Real Estate Stocks               31.3%                --             31.3%       15.2%        20.0%          0 - 40%
U.S. Dollar Bonds                 4.9%                --              4.9%       14.6%        10.0%          0 - 30%
International Stocks             16.9%                --             16.9%       17.3%        20.0%          0 - 40%
International Bonds                --                 1.5 %           1.5%        2.0%        10.0%          0 - 20%
Cash Equivalents                  5.1%               (1.5)%           3.6%       11.7%          --           0 - 30%
                             -------------          ---------     -----------  ----------   -----------
                                100.0%                --            100.0%      100.0%       100.0%
                             =============          =========     ===========  ==========   ===========

                                   % of         Notional Value*      Economic Exposure*
Asset Class                     Portfolio         of Futures        6/30/98     12/31/97     Benchmark      Range
--------------------------------------------------------------------------------------------------------------------
Crossroads
----------
Large Cap Stocks                 11.8%                --             11.8%       11.0%       15.0%           0 - 45%
Small Cap Stocks                 19.9%                --             19.9%       19.4%       15.0%           0 - 30%
Real Estate Stocks               22.9%                --             22.9%       11.2%       15.0%           0 - 30%
U.S. Dollar Bonds                17.1%                --             17.1%       29.1%       25.0%           0 - 70%
International Stocks             14.9%                0.1 %          15.0%       14.3%       15.0%           0 - 30%
International Bonds                --                 2.3 %           2.3%        2.3%       10.0%           0 - 20%
Cash Equivalents                 13.4%               (2.4)%          11.0%       12.7%        5.0%           0 - 30%
                             -------------          ---------     -----------  ----------  -----------
                                100.0%                --            100.0%      100.0%      100.0%
                             =============          =========     ===========  ==========  ===========
Legacy
------
Large Cap Stocks                  8.1%                --              8.1%        7.0%       10.0%          0 -  30%
Small Cap Stocks                 13.1%                --             13.1%       12.8%       10.0%          0 -  20%
Real Estate Stocks               16.8%                --             16.8%        7.0%       10.0%          0 -  20%
U.S. Dollar Bonds                29.8%                --             29.8%       43.1%       40.0%          0 - 100%
International Stocks             11.6%                0.4 %          12.0%       10.3%       10.0%          0 -  20%
International Bonds                --                 3.2 %           3.2%        2.4%       10.0%          0 -  20%
Cash Equivalents                 20.6%               (3.6)%          17.0%       17.4%       10.0%          0 -  30%
                             -------------          ---------     -----------  ----------  -----------
                                100.0%                --            100.0%      100.0%      100.0%
                             =============          =========     ===========  ==========  ===========

* Notional value refers to the economic value at risk, or the exposure to the financial instruments underlying the options and futures positions. Economic exposure reflects the Portfolios' exposure to both changes in value of the portfolio of investments as well as the financial instruments underlying the options and futures positions.

Definition of Indices
-------------------------------------------------------------------------------

(a) The Standard & Poor's (S&P) 500 Index is a value-weighted unmanaged index of 500 widely held stocks that assumes the reinvestment of all dividends and is considered to be representative of the stock market in general.

(b) The Russell 2000 Index consists of the smallest 2000 companies in the Russell 3000 Index and represents approximately 11% of the Russell 3000 total market capitalization. The 3000 largest U.S. companies by market capitalization, representing nearly 98% of the U.S. equity market, comprise the Russell 3000 Index. Both indices assume reinvestment of all dividends and are unmanaged.

(c) The Morgan Stanley Capital International-Europe, Australia, Far East (MSCI
EAFE) Index is an unmanaged, market value-weighted average of the performance of more than 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

(d) The National Association of Real Estate Investment Trusts (NAREIT) Equity REIT Index is an unmanaged market-weighted average of the performance for tax-qualified real estate investment trusts listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System.

(e) Salomon Brothers Broad Investment-Grade Bond (Salomon Broad) Index is an unmanaged, market-weighted index that contains approximately 4,700 individually priced investment-grade bonds rated BBB or better. The index includes U.S. Treasury/Agency issues, mortgage pass-through securities and corporate issues.

(f) The Salomon Brothers Non-U.S. World Government Bond (S.B. Non-U.S. WGBI) Index serves as an unmanaged benchmark to evaluate the performance of government bonds with a maturity of one year or greater in the following 12 countries:
Japan, United Kingdom, Germany, France, Canada, the Netherlands, Australia, Denmark, Italy, Belgium, Spain and Sweden.

(g) Three-month Treasury bills (U.S. 90 Day T-Bill) are government-backed short-term investments considered to be risk-free, and equivalent to cash because their maturity is only three months.

Aetna Generation Portfolios, Inc.
Portfolio of Investments - June 30, 1998 (Unaudited)
Ascent
===============================================================================

                                        Number of        Market
                                         Shares          Value
                                        ---------       --------
COMMON STOCKS (88.9%)

United States (72.9%)

Air Transport (1.1%)
Airborne Freight Corp.................     1,400     $   48,913
America West Holdings Corp.+..........    37,200      1,062,525
AMR Corp. +...........................     6,400        532,800
Continental Airlines, Inc.+...........       800         48,700
Delta Air Lines, Inc..................     3,000        387,750
UAL Corp. +...........................       600         46,800
                                                      ----------
                                                      2,127,488
                                                      ----------
Auto Parts and Hardware (0.4%)
Black & Decker Corp...................     7,100        433,100
Echlin, Inc...........................     6,800        333,625
                                                      ----------
                                                        766,725
                                                      ----------
Automotive (0.8%)
Chrysler Corp.........................    10,100        569,388
Ford Motor Co.........................    10,900        643,100
General Motors Corp...................     5,700        380,831
                                                      ----------
                                                      1,593,319
                                                      ----------
Banks and Thrifts (2.2%)
AmSouth Bancorporation................     1,000         39,313
BankAmerica Corp......................     4,300        371,681
Chase Manhattan Corp..................     8,000        604,000
Comerica, Inc.........................     5,150        341,188
Dime Bancorp, Inc.....................     1,600         47,900
Downey Financial Corp.................    13,650        446,184
First Republic Bank+..................     3,500        126,438
First Union Corp......................       644         37,484
FirstFed Financial Corp. +............     1,600         83,200
Golden West Financial Corp............     5,000        531,563
NationsBank Corp......................     7,600        581,400
Republic New York Corp................     4,600        289,513
Riggs National Corp...................    11,000        321,406
State Street Corp.....................     4,500        312,750
Suntrust Banks, Inc...................     2,300        187,019
Washington Federal....................     1,500         41,438
WSFS Financial Corp...................     5,500        112,750
                                                      ----------
                                                      4,475,227
                                                      ----------
Biotech and Medical Products (4.3%)
ADAC Laboratories+....................    10,200        229,500
Alpharma, Inc.........................    32,000        704,000
Amgen, Inc.+..........................     4,100        268,038
Arterial Vascular Engineering, Inc.+..     7,900        282,425
ATL Ultrasound, Inc.+.................     1,400         63,875
Bio-Rad Labs, Inc.+...................    24,000        735,000
Datascope Corp.+......................     2,100         55,781

                                        Number of        Market
                                         Shares          Value
                                        ---------       --------
Biotech and Medical Products (continued)
Guidant Corp..........................     2,000     $  142,625
Hanger Orthopedic Group, Inc.+........    10,100        205,788
Hillenbrand Industries, Inc...........       900         54,000
Maxxim Medical, Inc.+.................    43,800      1,270,200
OEC Medical Systems, Inc.+............     4,100         92,250
Quintiles Transnational Corp.+........     1,200         59,025
Safeskin Corp.+.......................    33,000      1,357,125
Thermo BioAnaylsis Corp.+.............    52,100        944,313
Trex Medical Corp.+...................    42,900        707,850
Visx, Inc.+...........................    21,500      1,279,250
Watson Pharmaceuticals, Inc.+.........       200          9,338
West Company, Inc. (The)..............     5,300        150,056
                                                      ----------
                                                      8,610,439
                                                      ----------
Chemicals (0.2%)
Dow Chemical Co.......................     1,100        106,356
Eastman Chemical Co...................     4,400        273,900
                                                      ----------
                                                        380,256
                                                      ----------
Commercial Services (1.4%)
AccuStaff, Inc.+......................     2,200         68,750
Bowne & Co., Inc......................     1,300         58,500
Day Runner, Inc.+.....................     3,000         75,563
Deluxe Corp...........................     7,400        265,013
Galileo International, Inc............    24,800      1,117,550
URS Corp.+............................     9,600        163,200
Valassis Communications, Inc.+........    30,000      1,156,875
                                                      ----------
                                                      2,905,451
                                                      ----------
Computers (0.5%)
Ceridian Corp.+.......................     6,300        370,125
SPR, Inc.+............................     6,100        189,863
Sun Microsystems, Inc.+...............    11,900        516,906
                                                      ----------
                                                      1,076,894
                                                      ----------
Conglomerate and Aerospace (0.2%)
Cordant Technologies, Inc.............     1,400         64,575
Goodrich (B.F.) Co....................     4,300        213,388
Gulfstream Aerospace Corp.+...........     1,200         55,800
Loews Corp............................     1,900        165,538
                                                      ----------
                                                        499,301
                                                      ----------
Consumer Finance (0.4%)
Avis Rent A Car, Inc.+................     2,100         51,975
Countrywide Credit Industries, Inc....     5,800        294,350
Federal Home Loan Mortgage Corp.......     9,400        442,388
Federal National Mortgage Association.       200         12,150
Leasing Solutions, Inc.+..............     2,900         83,375
                                                      ----------
                                                        884,238
                                                      ----------
Consumer Products (0.7%)
American Greetings Corp...............     3,250        165,547
Blyth Industries, Inc.+...............     1,500         49,875

50     See Notes to Portfolio of Investments.

===============================================================================

                                        Number of        Market
                                          Shares         Value
                                        ---------     ----------
United States (continued)

Consumer Products (continued)
National R.V. Holdings, Inc. +........    23,800     $1,073,975
Twinlab Corp. +.......................     1,400         61,163
                                                      ----------
                                                      1,350,560
                                                      ----------
Consumer Services (2.8%)
Anchor Gaming+........................     7,500        582,188
Applebees International, Inc.+........    40,500        906,188
Brinker International, Inc.+..........       500          9,625
Darden Restaurants, Inc...............    17,800        282,575
Foodmaker, Inc.+......................    22,500        379,688
Grand Casinos, Inc.+..................    52,500        879,375
Harvey's Casino Resorts...............     5,100        138,338
Marriott International, Inc...........     9,300        301,088
Promus Hotel Corp.+...................     1,372         52,822
RFS Hotel Investeors, Inc.............    16,100        305,900
Service Corp. International...........     4,800        205,800
Showbiz Pizza Time, Inc.+.............     3,200        129,000
Sonic Corp.+..........................    44,250        990,094
Tricon Global Restaurants, Inc.+......    11,200        354,900
                                                      ----------
                                                      5,517,581
                                                      ----------
Consumer Specialties (0.3%)
Brunswick Corp........................     6,500        160,875
Russ Berrie & Co., Inc................    13,800        345,000
                                                      ----------
                                                        505,875
                                                      ----------
Data and Imaging Services (2.8%)
Aspen Technology, Inc. +..............       700         35,350
Autodesk, Inc.........................     1,700         65,663
Avant! Corp. +........................    36,300        898,425
BMC Software, Inc. +..................     2,400        124,650
Cadence Design Systems, Inc. +........     2,000         62,500
Compuware Corp. +.....................     1,600         81,800
Keane, Inc. +.........................    25,300      1,416,800
Microsoft Corp. +.....................     4,400        476,850
Oracle Corp. +........................     5,100        125,269
Progress Software Corp. +.............    29,000      1,189,000
QLogic Corp. +........................     5,200        185,575
Siebel Systems, Inc. +................    12,600        406,350
Software AG Systems, Inc. +...........     3,600        105,300
Symantec Corp. +......................     2,600         67,925
Visio Corp. +.........................     7,900        377,225
                                                      ----------
                                                      5,618,682
                                                      ----------
Discretionary Retail (3.3%)
American Eagle Outfitters, Inc. +.....    30,525      1,177,120
Ames Department Stores, Inc. +........    17,100        449,944
Cato Corp. (The)......................     7,600        132,288
Costco Companies, Inc. +..............       300         18,919
Dayton Hudson Corp....................     8,000        388,000
Dress Barn, Inc. +....................    11,100        276,113

                                        Number of        Market
                                          Shares         Value
                                        ---------     ----------

Discretionary Retail (continued)
Eagle Hardware & Garden, Inc. +.......     1,000     $   23,125
Federated Department Stores, Inc. +...    10,000        538,125
Fingerhut Companies, Inc..............     2,700         89,100
Footstar, Inc. +......................    22,300      1,070,400
Goody's Family Clothing, Inc. +.......       600         32,925
Lowe's Co., Inc.......................    10,400        421,850
Maxim Group, Inc. (The) +.............    48,200        957,975
Micro Warehouse, Inc. +...............     3,000         46,500
Musicland Stores Corp. +..............     6,700         93,800
Office Depot, Inc. +..................     2,500         78,906
Ross Stores, Inc......................    10,400        447,200
TJX Companies, Inc....................    16,600        400,475
Zale Corp. +..........................     1,100         34,994
                                                      ----------
                                                      6,677,759
                                                      ----------
Diversified Financial Services (0.7%)
Equitable Co., Inc. (The).............     1,000         74,938
Morgan Stanley, Dean Witter,
  Discover & Co.......................     5,575        509,416
Tower Realty Trust, Inc...............     1,800         40,275
Trammell Crow Co.+....................     9,000        300,938
Travelers Group, Inc..................     9,400        569,875
                                                      ----------
                                                      1,495,442
                                                      ----------
Drugs (1.7%)
Abbott Laboratories...................    13,400        547,725
Eli Lilly & Co........................     4,300        284,069
Johnson & Johnson.....................     8,400        619,500
Medicis Pharmaceutical Corp. +........    18,200        664,300
Merck & Co., Inc......................     4,500        601,875
Rexall Sundown, Inc. +................     1,300         45,825
Roberts Pharmaceutical Corp. +........    26,300        604,900
Theragenics Corp. +...................     5,200        135,525
                                                      ----------
                                                      3,503,719
                                                      ----------
Electrical Machinery and Instruments (0.6%)
Harris Corp...........................     1,800         80,438
Special Devices, Inc. +...............     2,100         74,288
Technitrol, Inc.......................    10,900        435,319
Xerox Corp............................     5,900        599,588
                                                      ----------
                                                      1,189,633
                                                      ----------
Electronic Media (1.5%)
Cablevision Systems Corp. +...........    14,300      1,194,050
Gaylord Entertainment Co..............    25,500        822,375
Midway Games, Inc.+...................     6,300         98,438
Speedway Motorsports, Inc. +..........    21,400        547,038
Viacom, Inc. +........................     7,300        425,225
                                                      ----------
                                                      3,087,126
                                                      ----------

Aetna Generation Portfolios, Inc.
Portfolio of Investments - June 30, 1998 (Unaudited)
Ascent (continued)
===============================================================================

                                        Number of        Market
                                          Shares         Value
                                        ---------     ----------
United States (continued)

Food and Beverage (1.5%)
Canandaigua Brands, Inc. +............    14,000     $  688,625
J & J Snack Foods Corp.+..............    10,100        210,838
NBTY, Inc. +..........................     4,100         75,338
Panamerican Beverages, Inc............     6,700        210,631
PepsiCo., Inc.........................    14,600        601,338
Ralcorp Holdings, Inc. +..............     3.300         62,288
Suiza Foods Corp. +...................    17,900      1,068,406
                                                      ----------
                                                      2,917,464
                                                      ----------
Food and Drug Retail (0.2%)
Kroger Co. (The) +....................     8,700        373,013
                                                      ----------

Forest Products and Building Materials (1.0%)
Ball Corp.............................       600         24,113
Centex Construction Products, Inc.....    14,300        550,550
Crown Cork & Seal Co., Inc............     5,400        256,500
Georgia-Pacific Corp..................     4,600        249,588
Lone Star Industries, Inc.............     7,200        554,850
Mead Corp.............................     7,300        231,775
Owens Corning.........................     1,800         73,463
Southdown, Inc........................       700         49,963
                                                      ----------
                                                      1,990,802
                                                      ----------
Gas Utilities (0.6%)
Columbia Gas System, Inc..............     3,750        208,594
Energen Corp..........................    32,600        656,075
Sempra Energy+........................    10,527        292,113
                                                      ----------
                                                      1,156,782
                                                      ----------
Health Services (0.8%)
Assisted Living Concepts, Inc. +......     1,300         22,425
Integrated Health Services, Inc. +....    29,500      1,106,250
NovaCare, Inc. +......................     2,800         32,900
Trigon Healthcare, Inc. +.............    11,100        401,681
                                                      ----------
                                                      1,563,256
                                                      ----------
Heavy Machinery (0.1%)
Navistar International Corp. +........     9,900        285,863
                                                      ----------
Housing and Furnishings (2.8%)
Centex Corp...........................     8,400        317,100
Crossman Communities, Inc.+...........     8,900        270,338
D.R. Horton, Inc......................    58,600      1,223,275
Fleetwood Enterprises, Inc............     2,700        108,000
Kaufman & Broad Home Corp.............     3,300        104,775
Lennar Corp...........................     5,700        168,150
MDC Holdings, Inc.....................    53,400      1,054,650
Pulte Corp............................    11,000        328,625
Ryland Group, Inc.....................    36,100        947,625
Standard Pacific Corp.................    58,400      1,204,500
                                                      ----------
                                                      5,727,038
                                                      ----------

                                        Number of        Market
                                          Shares         Value
                                        ---------     ----------
Industrial Services (0.2%)
Flour Corp............................     1,400     $   71,400
Walter Industries, Inc. +.............    16,200        306,788
                                                      ----------
                                                        378,188
                                                      ----------
Insurance (1.2%)
Allstate Corp. (The)..................    12,100      1,107,906
American Bankers Insurance Group......     3,100        186,388
CIGNA Corp............................       300         20,700
Conseco, Inc..........................     6,700        313,225
Everest Reinsurance Holdings, Inc.....       300         11,531
First American Financial Corp.........     5,800        522,000
Old Republic International Corp.......     1,850         54,228
SunAmerica, Inc.......................     4,100        235,494
                                                      ----------
                                                      2,451,472
                                                      ----------
Investment Services (0.8%)
Bear Stearns Co., Inc. (The)..........     1,262         71,776
Dames & Moore Group...................     5,100         65,663
Donaldson, Lufkin & Jenrette, Inc.....     1,000         50,813
Lehman Brothers Holdings, Inc.........     8,400        651,525
Merrill Lynch & Co., Inc..............     4,800        377,100
Providian Financial Corp..............     3,800        350,550
                                                      ----------
                                                      1,567,427
                                                      ----------
Major Telecommunications (1.1%)
Alltel Corp...........................    11,100        516,150
AT&T Corp.............................     2,100        119,963
BellSouth Corp........................    11,100        745,088
MCI Communications Corp...............     7,000        406,875
Sprint Corp...........................     5,100        359,550
                                                      ----------
                                                      2,147,626
                                                      ----------
Oil (0.9%)
Ashland Oil, Inc......................    10,900        562,713
Clayton Williams Energy, Inc.+........    16,700        171,175
Comstock Resources, Inc. +............     5,400         40,163
Phillips Petroleum Co.................     3,000        144,563
Sun Company, Inc......................    23,300        904,331
                                                      ----------
                                                      1,822,945
                                                      ----------
Oil Services (0.8%)
Helmerich & Payne, Inc................     5,200        115,700
SEACOR SMIT Holdings+.................    13,500        827,719
Seitel, Inc. +........................     3,000         48,563
Trico Marine Services, Inc............    24,300        332,606
Veritas DGC, Inc. +...................     6,500        324,594
                                                      ----------
                                                      1,649,182
                                                      ----------
Other Telecommunications (0.3%)
Century Telephone Enterprises, Inc....     1,650         75,694
Liberty Media Group+..................     1,500         58,219
U.S. West, Inc........................    10,400        488,800
                                                      ----------
                                                        622,713
                                                      ----------

52     See Notes to Portfolio of Investments.

===============================================================================

                                        Number of       Market
                                          Shares        Value
                                        ---------     ----------
United States (continued)

Print Media (0.4%)
Dun & Bradstreet Corp.................     1,300     $   46,963
Knight-Ridder, Inc....................     6,200        341,388
McClatchy Newspapers, Inc.............     9,175        317,684
                                                      ----------
                                                        706,035
                                                      ----------
Producer Goods (2.3%)
Aeroquip-Vickers, Inc.................     5,500        321,063
C & D Technologies, Inc...............    13,700        794,600
Cincinnati Milacron, Inc..............     4,400        106,975
Commercial Intertech Corp.............    20,800        377,000
FMC Corp.+............................     2,300        156,831
Graco, Inc............................    14,850        517,894
Honeywell, Inc........................     3,900        325,894
Ingersoll-Rand Co.....................     6,200        273,188
Kaydon Corp...........................     1,200         42,375
Parker-Hannifin Corp..................     2,900        110,563
RMI Titanium Co. +....................     9,100        207,025
Thermo Electron Corp. +...............     1,000         34,188
Thomas & Betts Corp...................     4,800        236,400
Timken Co.............................     6,200        191,038
Tredegar Industries, Inc..............    10,350        878,456
Trinity Industries, Inc...............       500         20,750
                                                      ----------
                                                      4,594,240
                                                      ----------
Real Estate Investment Trusts (30.8%)
Alexandria Real Estate Equities, Inc..     2,100         62,869
AMB Property Corp.....................     2,400         58,800
American General Hosptality Corp......    14,800        314,500
American Health Properties, Inc.......    12,200        305,000
American Residential Investment
  Trust, Inc..........................     2,500         24,219
Apartment Investment & Management Co..    54,000      2,133,000
Arden Realty Group, Inc...............    17,600        455,400
Avalon Bay Communities, Inc...........    26,870      1,021,060
Beacon Capital+++......................   38,400        787,200
Bedford Property Investors, Inc.......     6,000        109,500
Berkshire Realty Co., Inc.............    13,800        161,288
Boykin Lodging Co.....................     8,600        186,513
Bradley Real Estate, Inc..............     5,300        111,963
Brandywine Realty Trust...............    41,400        926,325
Burnham Pacific Properties, Inc.......     9,000        127,688
Cabot Industrial Trust................     9,800        209,475
Camden Property Trust.................    30,500        907,375
Capstone Capital Trust, Inc...........    26,600        611,800
Captec Net Lease Realty, Inc..........    12,200        186,050
Carramerica Realty Corp...............    11,800        334,825
CBL & Associates Properties, Inc......    14,000        339,500
CCA Prison Realty Trust...............    25,900        793,188
Chateau Communities, Inc..............    12,000        345,000
Colonial Properties Trust.............    57,900      1,794,900
Cornerstone Properties, Inc...........    30,100        530,513
Cousins Properties, Inc...............    11,900        355,513

                                        Number of       Market
                                          Shares        Value
                                        ---------     ----------

Real Estate Investment Trusts (continued)
Crescent Real Estate Equities, Inc....    69,500     $2,336,938
Criimi Mae, Inc.......................    30,600        424,575
Developers Diversified Realty Corp....     3,400        133,238
Duke Realty Investments, Inc..........    16,400        388,475
Eastgroup Properties, Inc.............     5,700        114,356
Equity Inns, Inc......................    10,000        131,875
Equity Office Properties Trust........   115,900      3,288,663
Equity One, Inc.......................     8,900         91,225
Equity Residential Properties Trust...    33,800      1,603,388
Essex Property Trust, Inc.............    12,800        396,800
Felcor Suite Hotels, Inc..............    21,200        665,150
Franchise Finance Corp. of America....    16,300        422,781
Gables Residential Trust..............     9,100        246,838
General Growth Properties.............    18,400        687,700
Glenborough Realty Trust, Inc.........    64,100      1,690,638
Glimcher Realty Trust.................    10,700        207,981
Health and Retirement Property Trust..    89,800      1,689,363
Health Care REIT, Inc.................    16,000        408,000
Highwood Properties, Inc..............    24,600        794,888
Home Properties of New York, Inc......     6,700        178,806
Horizon Group Propertis, Inc. +.......       520          3,429
Hospitality Properties Trust..........    42,300      1,358,888
Imperial Credit Commercial Mortgage
  Investment Corp.....................     3,900         50,944
Innkeepers USA Trust..................    29,400        371,175
JDN Realty Corp.......................    15,700        500,438
Kilroy Realty Corp....................    15,300        382,500
Kimco Realty Corp.....................    83,700      3,431,700
Koger Equity, Inc.....................    26,400        532,950
Lexington Corporate Properties Trust..     8,400        122,850
Liberty Property Trust................    99,800      2,551,138
LTC Properties, Inc...................    21,600        402,300
Mack-Cali Realty Corp.................    15,900        546,563
Manufactured Home Communities, Inc....    18,500        446,313
Meditrust Companies...................    51,400      1,435,988
Merry Land & Investment Co., Inc......    20,100        423,356
Mid-America Apartment Communities,
  Inc.................................     9,800        257,863
National Golf Properties, Inc.........     9,800        294,613
OMEGA Healthcare Investors, Inc.......    60,700      2,132,088
Parkway Properties, Inc...............    12,100        356,950
Post Properties, Inc..................    42,800      1,647,800
Prentiss Properties Trust.............    34,800        846,075
Prime Retail, Inc.....................    10,400        124,150
PS Business Parks, Inc................    26,000        611,000
Public Storage, Inc...................    37,300      1,044,400
Ramco-Gerhenson Properties Trust......     8,400        159,600
Reckson Associates Realty Corp........    36,800        869,400
Reckson Service Industries, Inc.+.....     2,944          9,752
Regency Realty Corp...................    16,800        422,100
Shurgard Storage Centers, Inc.........    10,500        291,375
Simon Debartolo Group, Inc............    35,800      1,163,500

Aetna Generation Portfolios, Inc.
Portfolio of Investments - June 30, 1998 (Unaudited)
Ascent (continued)
===============================================================================

                                        Number of       Market
                                          Shares        Value
                                        ---------     ----------
United States (continued)
Real Estate Investment Trusts (continued)
SL Green Realty Corp..................     4,400   $     99,000
Sovran Self Storage, Inc..............    13,900        392,675
Spieker Properties, Inc...............    35,900      1,391,125
Starwood Financial Trust+.............       317         17,733
Starwood Lodging Trust................    63,550      3,070,259
Sun Communities, Inc..................     8,100        268,313
Sunstone Hotel Investors, Inc.........     4,000         53,250
Tanger Factory Outlet Centers, Inc....    16,400        519,675
TriNet Corporate Realty Trust, Inc....     7,400        251,600
United Dominion Realty Trust, Inc.....    53,900        747,863
Urban Shopping Centers, Inc...........    23,600        743,400
Vornado Realty Trust..................    39,900      1,583,500
Walden Residential Properties, Inc....    10,300        252,350
Weeks Corp............................    12,300        388,976
                                                      ----------
                                                     61,666,059
                                                      ----------
Semiconductors and Electronics (0.4%)
Avid Technology, Inc. +...............    22,700        760,450
                                                      ----------
Specialty Chemicals (0.1%)
Millennium Chemicals, Inc.............     3,100        105,013
                                                      ----------
Steel (0.2%)
Bethlehem Steel Corp. +...............    13,800        171,638
USX-US Steel Group, Inc...............     5,400        178,200
                                                      ----------
                                                        349,838
                                                      ----------
Surface Transport (0.1%)
Burlington Northern Santa Fe Corp.....     1,200        117,825
Tidewater, Inc........................     1,400         46,200
                                                      ----------
                                                        164,025
                                                      ----------
Textiles and Apparel (0.4%)
Burlington Industries, Inc. +.........     2,700         37,969
Liz Claiborne, Inc....................     2,400        125,400
Timberland Co. (The) +................     8,800        633,050
                                                      ----------
                                                        796,419
                                                      ----------
Total United States                                 146,061,565
                                                      ----------
Foreign Common Stocks (16.0%)
Australia (0.7%)
Goodman Fielder Ltd. (Food and
  Beverage) ..........................   250,482        364,540
Mayne Nickless Ltd. (Commercial
  Services) ..........................    71,000        375,946
Telstra Corp. Ltd. (Other
  Telecommunications) +...............   124,000        317,924
Westpac Banking Corp. Ltd. (Banks and
  Thrifts) ...........................    55,100        336,116
                                                      ----------
Total Australia                                       1,394,526
                                                      ----------
Belgium (0.2%)
Delhaize-Le Lion, SA (Food and
  Beverage)...........................     6,100        426,229
                                                      ----------
Canada (0.3%)
Canadian Imperial Bank of Commerce
  (Banks and Thrifts).................     9,872        317,536
Canadian National Railway (Surface
  Transport)..........................     3,500        185,938
                                                       ----------
Total Canada                                            503,474
                                                      ----------

                                        Number of       Market
                                          Shares        Value
                                        ---------     ----------
Denmark (0.5%)
Carli Gry International A/S
  (Textiles and Apparel) .............     4,800      $ 387,377
Novo-Nordisk A/S (Drugs) .............     2,400        330,841
Olicom A/S (Computers)+ ..............     5,000        135,233
Tele Danmark A/S
  (Major Telecommunications)+ ........     2,300        220,735
                                                      ----------
Total Denmark                                         1,074,186
                                                      ----------
Finland (0.5%)
Huhtamaki Group (Diversified) ........     4,900        280,435
Oy Nokia Corp., ADR
  (Other Telecommunications) .........     5,800        420,863
Sampo Insurance Co. (Insurance) ......     5,300        251,163
                                                      ----------
Total Finland
                                                        952,461
                                                      ----------
France (2.0%)
Accor SA (Consumer Services) .........     1,140        319,033
Alcatel Alsthom (Other                     2,100        427,570
  Telecommunications) ................
Alstom (Producer Goods) +.............     5,900        194,194
Credit Commercial de France (Banks
  and Thrifts)........................     4,600        387,262
Danone (Food and Beverage) ...........     1,300        358,434
Elf Aquitaine SA (Oil) ...............     3,050        428,794
Gemini Sogeti SA (Insurance)..........     3,200        502,809
Lafarge SA
  (Forest Products and Building
  Materials) .........................     4,200        434,169
Pernod Ricard (Food and Beverage) ....     5,500        381,159
Rhone-Poulenc (Biotech and Medical
  Products)...........................     4,000        225,603
Union des Assurances de Federales
  (Insurance).........................     1,600        252,199
                                                      ----------
Total France                                          3,911,226
                                                      ----------
Germany (1.7%)
BASF AG (Chemicals) ..................     4,800        227,364
Bayerische Hypotheken-und
  Wechsel-Bank AG (Banks and Thrifts)      7,200        456,324
BHF Bank AG (Banks and Trifts)........     5,000        189,332
Daimler-Benz AG  (Automotive).........     5,000        205,522
Deutsche Pfandbrief & Hypothekenbank
  AG (Banks and Thrifts) .............     4,400        351,993
Gehe AG (Health Services) ............     5,400        289,441
Kardstadt AG (Consumer Specialties) +.       400        194,456
MAN AG (Producer Goods) +.............       800        312,016
Mannesmann AG (Producer Goods) .......     3,000        308,304
VEBA AG (Electric Utilities) .........     2,900        197,614
Viag AG (Consumer Services) +.........       550        378,442
Volkswagen AG (Automotive) ...........       323        310,468
                                                      ----------
Total Germany                                         3,421,276
                                                      ----------
Hong Kong (0.1%)
Hutchison Whampoa Ltd.
  (Consumer Services) ................    51,000        269,198
                                                      ----------

54  See Notes to Portfolio of Investments.

===============================================================================

                                        Number of       Market
                                          Shares        Value
                                        ---------     ----------
Ireland (0.3%)
Allied Irish Banks (Banks and
  Thrifts) ...........................    14,165     $  204,503
CRH Plc
  (Forest Products and Building
  Materials) .........................    14,000        198,606
Waterford Wedgewood
  (Housing and Furnishings) ..........   207,199        268,790
                                                      ----------
Total Ireland                                           671,899
                                                      ----------
Italy (0.5%)
Banca Commerciale Italiana
  (Banks and Thrifts) +...............    37,000        221,265
Credito Italiano (Banks and Thrifts) .    54,300        284,246
Istituto Nazionale delle
  Assicurazioni (Insurance) +.........    64,000        181,823
Mondadori (Arnoldo) Editore S.p.A.
  (Print Media) ......................    16,500        194,931
Telecom Italia S.p.A.
  (Major Telecommunications) .........    18,700        137,655
                                                      ----------
Total Italy                                           1,019,920
                                                      ----------
Japan (2.2%)
Canon, Inc. (Computers) ..............    13,000        295,061
Fuji Photo Film (Chemicals) ..........    11,000        382,822
Hitachi Ltd. (Semiconductors and
  Electronics) .......................    48,000        313,002
Kao Corp. (Consumer Products) +.......    25,000        385,488
Mineaba Co. Ltd. (Semiconductors and
  Electronics)........................    28,000        278,618
Mizuno Corp. (Consumer Products) .....    41,000        137,666
Nintendo Co. Ltd.
  (Semiconductors and Electronics) ...     5,000        462,946
Nippon Telegraph and Telephone (Major
  Telecommunications) +...............       330        273,445
Orix Corp. (Investment Services) .....     5,000        337,572
Santen Pharmaceutical Co., Ltd.
  (Drugs) ............................    12,000        131,340
Seino Transportation Co., Ltd.
  (Surface Transport) ................    48,000        266,311
Sony Corp. (Semiconductors and
  Electronics) +......................     3,300        284,145
Takefuji Corp. (Banks and Thrifts) ...     8,000        368,916
Terumo Corp. (Biotech and Medical
  Products)...........................    25,000        396,296
                                                      ----------
Total Japan                                           4,313,628
                                                      ----------
Mexico (0.1%)
Grupo Financiero Banamex Accival
  (Investment Services)+..............   102,001        193,197
                                                      ----------
Netherlands (1.0%)
Akzo Nobel NV (Chemicals) ............     1,600        355,674
Heineken NV (Food and Beverage)+......     5,400        212,101
Hunter Douglas NV (Consumer Services).     8,525        463,082
ING Groep NV (Banks and Thrifts) .....     5,804        380,043
Philips Electronics NV
  (Semiconductors and Electronics) ...     2,400        201,748

                                        Number of       Market
                                          Shares        Value
                                        ---------     ----------
Netherlands (continued)
VNU-Verenigde Nederlandse
  Uitgeversbedrijven Verenigd Bezit
  (Print Media) ......................    10,800     $  392,347
                                                      ----------
Total Netherlands                                     2,004,995
                                                      ----------
New Zealand (0.1%)
Fernz Corp. Ltd. (Chemicals) .........    62,200        138,835
                                                      ----------
Norway (1.0%)
Christiania Bank Og Kredkasse
  (Banks and Thrifts) ................    63,700        266,470
ContextVision AB (Data and Imaging
  Services) +.........................    16,500        273,081
Det Sondenfjelds-Norske
  Dampskibsselskab (Oil)+.............    12,000        211,115
Merkantildata ASA (Data and Imaging
  Services)..........................     26,300        332,454
Ocean Rig ASA (Oil) +.................   362,500        269,270
Saga Petroleum ASA (Oil) .............    16,300        250,654
Tandberg Television ASA
  (Other Telecommunications) +........    18,200        152,980
Tomra Systems ASA (Heavy Machinery)...    11,300        338,696
                                                      ----------
Total Norway                                          2,094,720
                                                      ----------
Spain (0.5%)
Banco Santander SA (Banks and
  Thrifts) ...........................    13,200        338,428
Iberdrola SA (Electric Utilities) ....    23,800        387,106
Telefonica de Espana
  (Major Telecommunications) .........     6,000        277,876
                                                      ----------
Total Spain                                           1,003,410
                                                      ----------
Sweden (0.8%)
Celsius AB (Conglomerate and
  Aerospace) .........................    12,500        291,538
Industrial & Financial Systems
  (Data and Imaging Services)++++.....    30,000        420,379
Kinnevik AB (Industrial Services) ....     4,000        130,158
Kinnevik AB Rights (Industrial
  Services) ..........................     4,000         18,057
Mo Och Domsjoe AB
  (Forest Products and Building
  Materials) .........................     9,400        268,742
Svenska Handelsbanken (Investment
  Services) ..........................     4,700        218,058
WM-Data AB (Computers) ...............     7,600        263,977
                                                      ----------
Total Sweden                                          1,610,909
                                                      ----------
Switzerland (1.3%)
Credit Suisse Group (Banks and             1,800        400,511
  Thrifts) ...........................
Fischer (Georg) AG (Auto Parts and         1,050        408,423
  Hardware) ..........................
Kuoni Reisen AG (Commercial Services)         80        397,149
Nestle SA Registered Shares
  (Food and Beverage) ................       220        470,804
Novartis AG Registered Shares
  (Health Services) ..................       200        332,803
Schweizerische
  Rueckversicherungs-Gesillschaft
  (Insurance) +.......................        90        227,609
Union Bank of Switzerland AG
  (Banks and Thrifts) +...............     1,200        446,199
                                                      ----------
Total Switzerland                                     2,683,498
                                                      ----------

Aetna Generation Portfolios, Inc.
Portfolio of Investments - June 30, 1998 (Unaudited)
Ascent (continued)
===============================================================================

                                        Number of      Market
                                          Shares        Value
                                       -----------   -----------
United Kingdom (2.2%)
Bank of Scotland (Banks and Thrifts) .    24,826   $    277,943
Cadbury Schweppes Plc (Food and
  Beverage)+..........................    16,500        255,343
Glaxo Wellcome Plc (Drugs) ...........     8,491        254,869
Granada Group Plc (Consumer Services)     23,451        431,190
Kingfisher Plc (Discretionary Retail)     12,500        201,263
National Westminster Bank Plc
  (Banks and Thrifts) ................    16,200        289,488
Pearson Plc (Print Media) ............    20,200        370,067
Peninsular & Oriental Steam
  Navigation  Co. (Surface Transport)     21,300        307,235
Railtrack Group Plc (Surface
  Transport) +........................     9,200        226,108
Shell Transport and Trading (Oil)+....    38,700        272,489
Tesco Plc (Discretionary Retail)+.....    27,600        269,165
Tomkins Plc (Consumer Services) ......    57,333        311,135
Unilever Plc (Consumer Products) .....    28,300        301,254
Vodafone Group Plc
  (Other Telecommunications) .........    36,053        457,474
WPP Group Plc (Commerical Services)+..    30,600        200,523
                                                      ----------
Total United Kingdom                                  4,425,546
                                                      ----------
Total Foreign Common Stocks                          32,113,133
                                                      ----------
Total Common Stocks (cost $160,933,649)             178,174,698
                                                      ----------

PREFERRED STOCKS (0.6%)
Germany (0.6%)
Henkel KGAA (Chemicals) ..............     5,000        494,451
Hugo Boss AG (Textiles and Apparel) ..       100        220,494
SAP AG (Data and Imaging Services) ...       700        475,060
                                                      ----------
Total Preferred Stocks (cost
  $701,342)                                           1,190,005
                                                      ----------
                                        Principal
                                          Amount
                                        ---------
LONG-TERM BONDS AND NOTES (4.9%)
U.S. Government Obligations (1.3%)
U.S. Treasury Bond, 6.63%, 02/15/27.. $  600,000        677,720
U.S. Treasury Note, 5.88%, 02/15/00..  1,100,000      1,106,189
U.S. Treasury Note, 6.50%, 05/31/02..    500,000        516,718
U.S. Treasury Note, 7.50%, 11/15/01..    320,000        339,000
                                                      ----------
Total U.S. Government Obligations (cost $2,588,922)   2,639,627
                                                      ----------
U.S. Government Agency Mortgage-Backed Securities (1.5%)
Federal National Mortgage
  Association-Convertible Loan,
  6.50%, 11/01/27.....................   979,187        976,120
Government National Mortgage
  Association, 7.00%, 04/15/26........   268,988        273,530
Government National Mortgage
  Association, 7.00%, 01/15/28........   847,268        861,570
Government National Mortgage
  Association, 7.00%, 02/15/28........   865,731        880,345
                                                      ----------
Total U.S. Government Agency
  Mortgage-Backed Securities (cost $2,983,942)        2,991,565
                                                      ----------

                                       Principal        Market
                                         Amount         Value
                                      -----------     ----------

Corporate and Convertible Bonds (2.1%)
Fifth Third Bank, 6.75%, 07/15/05.....  $450,000    $   464,708
GTE Corp., 9.38%, 12/01/00............   300,000        321,819
Heller Financial, 6.35%,08/15/99++++..   800,000        801,520
HSBC Americas, Inc., 7.00%,11/01/06...   900,000        928,499
Simon Debartolo Group, Inc., 6.63%,
  06/15/03++++........................   200,000        199,300
Tenet Healthcare Corp., 7.88%,
  01/15/03............................   800,000        821,360
Time Warner, Inc., 9.13%, 01/15/13....   475,000        578,892
                                                    ------------
Total Corporate and Convertible Bonds (cost
  $3,978,905)                                         4,116,098
                                                    ------------
Total Long-Term Bonds and Notes (cost $9,551,769)     9,747,290
                                                    ------------
SHORT-TERM INVESTMENTS (5.0%)
Federal Home Loan Bank, 5.55%,
  07/01/98............................ 7,256,000      7,256,000
PHH Corp., 5.75%, 07/02/98............ 2,000,000      1,999,680
U.S. Treasury Bill, 5.03%, 08/20/98@..   675,000        670,457
                                                    ------------
Total Short-Term Investments (cost $9,925,970)        9,926,137
                                                    ------------
TOTAL INVESTMENTS (cost $181,112,730)(a)            199,038,130
Other assets less liabilities                         1,420,525
                                                    ------------
Total Net Assets                                   $200,458,655
                                                    ============

Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amounts to $181,141,613. Unrealized gains and losses, based on identified tax cost at June 30, 1998, are as follows:

Unrealized gains .....................             $ 22,364,095
Unrealized losses ....................               (4,467,578)
                                                   -------------
  Net unrealized gain ................             $ 17,896,517
                                                   =============


Information concerning open futures contracts at June 30, 1998 is shown below:

                      No. of     Initial   Expiration  Unrealized
                     Contracts    Value      Date      Gain/(Loss)
                     ---------    -----      ----      -----------
  Long Contracts
-------------------
Long-Term German
  Government Bond
  Futures ........      15      $2,231,188   Sept 98   $ 37,064
Swiss Government
  Bond Futures ...       9         745,016   Sept 98     (7,298)
                                ----------            ---------
                                $2,976,204             $ 29,766
                                ==========            =========

+    Non-income producing security.
++ Restricted security. This security has been determined to be illiquid under guidelines established by the Board of Directors.
++++ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
@ Security pledged to cover initial margin requirements on open futures contracts at June 30, 1998.

Category percentages are based on net assets.


56  See Notes to Financial Statements.

Aetna Generation Portfolios, Inc.
Portfolio of Investments - June 30, 1998 (Unaudited)
Crossroads
===============================================================================

                                       Number of       Market
                                        Shares         Value
                                      ----------     ----------
COMMON STOCKS (68.7%)

United States (54.4%)

Air Transport (0.9%)
Airborne Freight Corp.................     1,000     $   34,938
Alaska Air Group, Inc.+...............       700         38,194
America West Holdings Corp. +.........    26,400        754,050
AMR Corp. +...........................     4,400        366,300
Continental Airlines, Inc.............       500         30,438
Delta Air Lines, Inc..................     2,200        284,350
UAL Corp. +...........................       400         31,200
                                                      ----------
                                                      1,539,470
                                                      ----------
Auto Parts and Hardware (0.3%)
Black & Decker Corp...................     4,800        292,800
Echlin, Inc...........................     3,400        166,813
                                                      ----------
                                                        459,613
                                                      ----------
Automotive (0.6%)
Chrysler Corp.........................     6,600        372,075
Ford Motor Co.........................     8,100        477,900
General Motors Corp...................     2,700        180,394
                                                      ----------
                                                      1,030,369
                                                      ----------
Banks and Thrifts (1.6%)
Amsouth Bancorporation................       700         27,519
BankAmerica Corp......................     2,900        250,667
Chase Manhattan Corp. ................     6,400        483,200
Comerica, Inc.........................     3,350        221,938
Dime Bancorp, Inc.....................     1,100         32,931
Downey Financial Corp.................    10,500        343,219
Fifth Third Bancorp...................     2,050        129,150
First Union Corp. ....................       351         20,446
Golden West Financial Corp............     3,300        350,831
NationsBank Corp......................     5,000        382,500
Republic New York Corp................     3,000        188,813
Riggs National Corp...................     2,800         81,813
State Street Corp.....................     2,800        194,600
Washington Federal....................     1,000         27,625
WSFS Financial Corp...................     3,900         79,950
                                                      ----------
                                                      2,815,202
                                                      ----------
Biotech and Medical Products (3.5%)
ADAC Laboratories+....................     6,500        146,250
Alpharma, Inc.........................    19,700        433,400
Amgen, Inc. +.........................     4,600        300,725
Arterial Vascular Engineering, Inc. +.     5,300        189,475
ATL Ultrasound, Inc. +................       300         13,688
Bio-Rad Labs, Inc. +..................     8,100        248,063
Datascope Corp. +.....................     1,400         37,188
Guidant Corp. ........................     1,300         92,706
Hanger Orthopedic Group, Inc. +.......    24,200        493,075
Hillenbrand Industries, Inc...........       500         30,000
Maxxim Medical, Inc. +................    29,500        855,500
OEC Medical Systems, Inc.+............     4,100         92,250

                                       Number of       Market
                                        Shares         Value
                                      ----------     ----------
Biotech and Medical Products (continued)
Quintiles Transnational Corp.+........       700     $   34,431
Safeskin Corp. +......................    20,800        855,400
Serologicals Corp.+...................    10,200        328,950
Thermo Bioanalysis Corp. +............    37,900        686,938
Trex Medical Corp. +..................    20,800        343,200
Visx, Inc. +..........................    15,000        892,500
West Company, Inc. (The)..............     8,200        232,163
                                                      ----------
                                                      6,305,902
                                                      ----------
Chemicals (0.1%)
Dow Chemical Co. .....................       700         67,681
Eastman Chemical Co...................     2,200        136,950
                                                      ----------
                                                        204,631
                                                      ----------
Commercial Services (1.0%)
AccuStaff, Inc. +.....................     1,700         53,125
Boron Lepore & Associates, Inc. +.....       200          7,600
Day Runner, Inc.......................     7,800        196,462
Deluxe Corp...........................     4,800        171,900
Galileo International, Inc............    17,400        784,088
URS Corp. +...........................     3,800         64,600
Valassis Communications, Inc. +.......    13,100        505,169
                                                      ----------
                                                      1,782,944
                                                      ----------
Computers (0.4%)
Ceridian Corp. +......................     4,200        246,750
Gateway 2000, Inc.+ ..................       600         30,375
SPR, Inc. +...........................     4,900        152,512
Sun Microsystems, Inc. +..............     8,100        351,844
                                                      ----------
                                                        781,481
                                                      ----------
Conglomerate and Aerospace (0.2%)
Cordant Technologies, Inc. ...........       800         36,900
Goodrich (B.F.) Co....................     2,900        143,912
Gulfstream Aerospace Corp. +..........       700         32,550
Kellstrom Industries, Inc. +..........     1,800         52,144
Loews Corp............................     1,300        113,263
                                                      ----------
                                                        378,769
                                                      ----------
Consumer Finance (0.3%)
Avis Rent A Car, Inc. +...............     1,400         34,650
Countrywide Credit Industries, Inc....     4,000        203,000
Federal Home Loan Mortgage Corp. .....     6,200        291,788
Federal National Mortgage Association.       600         36,450
Leasing Solutions, Inc. +.............     1,300         37,375
                                                      ----------
                                                        603,263
                                                      ----------
Consumer Products (0.5%)
American Greetings Corp...............     2,150        109,516
Blyth Industries, Inc. +..............     1,000         33,250
National R.V. Holdings, Inc. +........    15,700        708,462
Twinlab Corp. +.......................     1,000         43,688
                                                      ----------
                                                        894,916
                                                      ----------
Consumer Services (2.8%)
Anchor Gaming+........................     4,400        341,550


   See Notes to Portfolio of Investments.                    57

Aetna Generation Portfolios, Inc.
Portfolio of Investments - June 30, 1998 (Unaudited)
Crossroads (continued)
===============================================================================

                                       Number of       Market
                                        Shares         Value
                                      -----------    ----------
Consumer Services (continued)
Applebees International, Inc. +.......    27,300     $  610,838
Darden Restaurants, Inc...............    12,500        198,438
Foodmaker, Inc........................    14,700        248,063
Grand Casinos, Inc. +.................    34,200        572,850
Harvey's Casino Resorts...............     2,900         78,663
Marriott International, Inc. .........     6,500        210,438
Players International, Inc. +.........    16,600         82,481
Promus Hotel Corp. +..................       777         29,940
RFS Hotel Investors, Inc..............     8,600        163,400
Service Corp. International...........     2,200         94,325
Showbiz Pizza Time, Inc. +............    18,500        745,781
Sonic Corp. +.........................    30,900        691,388
Storage USA, Inc......................    19,000        665,000
Tricon Global Restaurants, Inc. +.....     7,800        247,160
                                                      ----------
                                                      4,980,315
                                                      ----------
Consumer Specialties (0.1%)
Brunswick Corp........................     4,400        108,900
Russ Berrie & Co., Inc................     4,700        117,500
                                                      ----------
                                                        226,400
                                                      ----------
Data and Imaging Services (1.8%)
Apex PC Solutions, Inc.+..............    12,900        359,588
Aspen Technology, Inc. +..............       500         25,250
Autodesk, Inc. .......................     1,200         46,350
Avant! Corp. +........................    21,200        524,700
BMC Software, Inc. +..................     1,400         72,713
Cadence Design Systems, Inc. +........     1,300         40,625
Compuware Corp. +.....................       900         46,013
Keane, Inc. +.........................     2,000        112,000
Microsoft Corp. +.....................     2,800        303,450
Mindspring Enterprises, Inc. +........     1,700        174,885
Oracle Corp. +........................     3,500         85,969
Progress Software Corp. +.............    15,800        647,800
Siebel Systems, Inc. +................     8,600        277,350
Software AG Systems, Inc. +...........     5,800        169,650
Symantec Corp. +......................     1,400         36,575
Synopsys, Inc. .......................       900         41,175
Veritas Software Corp.+...............       900         37,238
Viasoft, Inc. +.......................       600          9,713
Visio Corp. +.........................     5,200        248,300
                                                      ----------
                                                      3,259,344
                                                      ----------
Discretionary Retail (2.4%)
American Eagle Outfitters, Inc. +.....    34,800      1,341,975
Ames Department Stores, Inc. +........    11,500        302,594
Costco Companies, Inc. +..............       100          6,307
Dayton Hudson Corp....................     5,400        261,900
Dress Barn, Inc. +....................     6,600        164,175
Eagle Hardware & Garden, Inc. +.......     2,600         60,125
Federated Department Stores, Inc. +...     6,800        365,925
Fingerhut Companies, Inc..............     1,700         56,100
Goody's Family Clothing, Inc. +.......       400         21,950

                                       Number of       Market
                                        Shares         Value
                                      -----------    ----------
Discretionary Retail (continued)
Lowe's Co., Inc.......................     7,000     $  283,938
Maxim Group, Inc. (The) +.............    27,900        554,513
Micro Warehouse, Inc. +...............       800         12,400
Musicland Stores Corp. +..............     4,800         67,200
Office Depot, Inc. +..................     1,400         44,188
Renters Choice, Inc. +................     2,100         59,585
Ross Stores, Inc......................    10,800        464,400
TJX Companies, Inc....................    11,200        270,200
Zale Corp. +..........................       700         22,269
                                                      ----------
                                                      4,359,744
                                                      ----------
Diversified Financial Services (0.5%)
Equitable Co., Inc. (The).............       500         37,469
Morgan Stanley, Dean Witter,
  Discover & Co.......................     3,675        335,803
Trammell Crow Co.+....................     5,200        173,875
Travelers Group, Inc..................     6,200        375,875
                                                      ----------
                                                        923,022
                                                      ----------
Drugs (1.2%)
Abbott Laboratories...................     9,200        376,050
Johnson & Johnson.....................     5,800        427,750
Eli Lilly & Co........................     2,900        191,582
Medicis Pharmaceutical Corp. +........    11,900        434,350
Merck & Co., Inc......................     2,300        307,625
Rexall Sundown, Inc. +................       800         28,200
Roberts Pharmaceutical Corp. +........    14,000        322,000
Theragenics Corp. +...................       500         13,031
                                                      ----------
                                                      2,100,588
                                                      ----------
Electrical Machinery and Instruments (0.2%)
Harris Corp. .........................       900         40,219
Xerox Corp............................     4,000        406,500
                                                      ----------
                                                        446,719
                                                      ----------
Electronic Media (1.2%)
Cablevision Systems Corp. +...........    10,900        910,150
Gaylord Entertainment Co..............    17,300        557,925
Midway Games, Inc.+...................     4,300         67,188
Speedway Motorsports, Inc. +..........    13,100        334,869
Viacom, Inc. +........................     4,900        285,425
                                                      ----------
                                                      2,155,557
                                                      ----------
Food and Beverage (1.0%)
Canandaigua Brands, Inc. +............     9,401        462,362
J&J Snack Foods Corp.+................     6,200        129,425
NBTY, Inc. +..........................     2,100         38,588
PepsiCo, Inc. ........................    10,000        411,875
Ralcorp Holdings, Inc. +..............     2,200         41,525
Suiza Foods Corp. +...................    11,300        674,469
                                                      ----------
                                                      1,758,244
                                                      ----------
Food and Drug Retail (0.3%)
CVS Corp..............................     6,200        241,413
Fleming Companies, Inc................     2,200         38,637


58  See Notes to Portfolio of Investments.

===============================================================================

                                       Number of       Market
                                         Shares        Value
                                       ---------     ----------
Food and Drug Retail (continued)
Kroger Co. (The)+.....................     5,700     $  244,388
                                                      ----------
                                                        524,438
                                                      ----------
Forest Products and Building Materials (0.6%)
Ball Corp.............................       400         16,075
Centex Construction Products, Inc.....     4,100        157,850
Crown Cork & Seal Co., Inc............     3,600        171,000
Florida Rock Industries, Inc..........     2,700         78,806
Georgia-Pacific Corp..................     3,000        166,050
Lafarge Corp..........................       800         31,450
Lone Star Industries, Inc.............     5,600        431,550
Owens Corning.........................     1,200         48,975
Southdown, Inc........................       500         35,688
                                                      ----------
                                                      1,137,444
                                                      ----------
Gas Utilities (0.5%)
Columbia Gas System, Inc..............     2,400        133,500
Energen Corp..........................    16,200        326,025
NICOR, Inc. ..........................     6,100        244,763
Questar Corp..........................     1,000         19,625
Sempra Energy+........................     7,068        196,133
                                                      ----------
                                                        920,046
                                                      ----------
Health Services (0.7%)
Assisited Living Concepts, Inc. +.....     2,000         34,500
Integrated Health Services, Inc. +....    19,800        742,500
NovaCare, Inc. +......................     2,000         23,500
Trigon Healthcare, Inc. +.............    11,300        408,919
                                                      ----------
                                                      1,209,419
                                                      ----------
Heavy Machinery (0.2%)
Case Corp.............................     2,700        130,275
Navistar International Corp. +........     6,100        176,138
                                                      ----------
                                                        306,413
                                                      ----------
Housing and Furnishings (2.0%)
Atria Communities, Inc. +.............     3,800         65,550
Centex Corp...........................     5,600        211,400
Crossmann Communities, Inc............    12,100        367,538
D. R. Horton, Inc. ...................     3,900         81,413
Fleetwood Enterprises, Inc............     3,700        148,000
Kaufman & Broad Home Corp.............     2,200         69,850
Lennar Corp...........................    10,400        306,800
MDC Holdings, Inc.....................    37,200        734,700
Pulte Corp............................     7,400        221,075
Ryland Group, Inc.....................    20,500        538,125
Standard Pacific Corp.................    38,400        792,000
                                                      ----------
                                                      3,536,451
                                                      ----------
Industrial Services (0.0%)
Fluor Corp............................     1,000         51,000
                                                      ----------
Insurance (1.2%)
Allstate Corp. (The)..................     8,100        741,656
CIGNA Corp. ..........................       200         13,800
Conseco, Inc..........................     4,400        205,700

                                      Number of       Market
                                         Shares        Value
                                       ---------     ----------
Insurance (continued)
First American Financial Corp.........     9,650     $  868,500
Nymagic, Inc. ........................     5,500        150,563
Old Republic International Corp.......     1,350         39,572
SunAmerica, Inc.......................     2,950        169,440
                                                      ----------
                                                      2,189,231
                                                      ----------
Investment Services (0.6%)
Bear Sterns Co., Inc. (The)...........       796         45,273
Dames & Moore Group...................     9,400        121,025
Donaldson, Lufkin & Jenrette, Inc.....       800         40,650
Lehman Brothers Holdings, Inc.........     5,700        442,106
Merrill Lynch & Co., Inc. ............     2,600        239,850
Providian Financial Corp..............     3,300        259,256
                                                      ----------
                                                      1,148,160
                                                      ----------
Major Telecommunications (0.6%)
AT&T Corp.............................     1,400         79,975
Bell Atlantic Corp. ..................       800         36,500
BellSouth Corp........................     7,500        503,438
MCI Communications Corp...............     4,200        244,125
Sprint Corp...........................     4,400        310,200
                                                      ----------
                                                      1,174,238
                                                      ----------
Oil (0.7%)
Ashland Oil, Inc......................     6,800        351,050
Clayton Williams Energy, Inc..........    10,100        103,525
Comstock Resources, Inc.+.............     3,700         27,518
Phillips Petroleum Co.................     2,100        101,194
Sun Company, Inc......................    15,800        613,238
                                                      ----------
                                                      1,196,525
                                                      ----------
Oil Services (0.8%)
Cliffs Drilling Co. ..................     1,200         39,375
Helmerich & Payne, Inc................     3,200         71,200
SEACOR SMIT Holdings+.................     8,700        533,418
Seitel, Inc. +........................    30,000        485,625
Trico Marine Services, Inc. +.........    17,300        236,794
Veritas DGC, Inc. +...................     1,700         84,894
                                                      ----------
                                                      1,451,306
                                                      ----------
Other Telecommunications (0.2%)
Century Telephone Enterprises, Inc....     1,200         55,050
Liberty Media Group+..................       900         34,931
U.S. West, Inc........................     7,000        329,000
                                                      ----------
                                                        418,981
                                                      ----------
Print Media (0.2%)
Knight-Ridder, Inc....................     4,100        225,756
McClatchy Newspapers, Inc. ...........     2,100         72,713
                                                      ----------
                                                        298,469
                                                      ----------
Producer Goods (2.2%)
Aeroquip-Vickers, Inc.................     3,600        210,150
C & D Technologies, Inc...............     9,200        533,600
Cincinnati Milacron, Inc..............     3,000         72,938
FMC Corp.+............................     2,500        170,469

Aetna Generation Portfolios, Inc.
Portfolio of Investments - June 30, 1998 (Unaudited)
Crossroads (continued)
===============================================================================

                                         Number of       Market
                                          Shares         Value
                                         ---------     ---------
Producer Goods (continued)
Gleason Corp..........................    16,300     $ 458,438
Graco, Inc............................    18,000        627,750
Honeywell, Inc........................     2,600        217,263
Ingersoll-Rand Co.....................     3,900        171,844
ITT Industries, Inc. .................     4,100        153,238
Kaydon Corp...........................       800         28,250
Parker-Hannifin Corp..................     1,900         72,438
RMI Titanium Co. +....................     4,000         91,000
Thermo Electron Corp. +...............       700         23,931
Thomas & Betts Corp...................     3,300        162,525
Timken Co.............................     4,300        132,491
Tredegar Industries, Inc..............     6,550        555,931
Trinity Industries, Inc...............       500         20,750
Varlen Corp...........................    10,300        355,350
                                                      ----------
                                                      4,058,356
                                                      ----------

Real Estate Investment Trusts (22.2%)
Alexandria Real Estate Equities, Inc..     1,400         41,913
AMB Property Corp.....................     1,400         34,300
American General Hospitality Corp. ...    10,300        218,875
American Health Properties, Inc. .....     8,400        210,000
American Residential Investment
  Trust, Inc..........................     1,700         16,469
Apartment Investment & Management Co..    37,100      1,465,450
Arden Realty Group, Inc...............    12,100        313,088
Avalon Bay Communities, Inc. .........    18,213        692,094
Beacon Capital+++.....................    25,900        530,950
Bedford Property Investors, Inc.......     4,100         74,825
Berkshire Realty Co., Inc.............     9,500        111,031
Boykin Lodging Co.....................     5,800        125,788
Bradley Real Estate, Inc. ............     3,700         78,163
Brandywine Realty Trust...............    20,100        449,738
Burnham Pacific Properties, Inc.......     6,200         87,963
Cabot Industrial Trust................     6,300        134,663
Camden Property Trust.................    20,193        600,742
Capstone Capital Trust, Inc...........    25,700        591,100
Captec Net Lease Realty, Inc..........     7,200        109,800
Carramerica Realty Corp...............     7,900        224,163
CBL & Associates Properties, Inc......     8,400        203,700
CCA Prison Realty Trust...............    16,800        514,500
Chateau Communities, Inc. ............     8,200        235,750
Colonial Properties Trust.............    30,800        954,800
Cornerstone Properties, Inc...........    18,300        322,538
Cousins Properties, Inc...............     9,000        268,875
Crescent Operating, Inc...............       520          8,840
Crescent Real Estate Equities, Inc....    46,200      1,553,475
Criimi Mae, Inc.......................    20,300        281,663
Developers Diversified Realty Corp....     2,600        101,888
Duke Realty Investments, Inc..........    12,800        303,200
Eastgroup Properties, Inc.............     3,900         78,244
Equity Inns, Inc......................    17,100        225,506
Equity Office Properties Trust........    75,400      2,139,475
Equity One, Inc. .....................     6,300         64,575

                                         Number of       Market
                                          Shares         Value
                                         ---------     ---------
Real Estate Investment Trusts (continued)
Equity Residential Properties Trust...    16,500     $  782,719
Essex Property Trust, Inc.............    24,900        771,900
Felcor Suite Hotels, Inc.+ ...........    10,200        320,025
Franchise Finance Corp. of America....    11,100        287,906
Gables Residential Trust..............     6,200        168,175
General Growth Properties.............    10,200        381,225
Glenborough Realty Trust, Inc.........    44,300      1,168,413
Glimcher Realty Trust.................     7,300        141,894
Golf Trust of America, Inc............     4,300        147,813
Health and Retirement Property Trust..    68,400      1,286,775
Health Care REIT, Inc.................    10,100        257,550
Highwood Properties, Inc. ............    18,400        594,550
Home Properties of New York, Inc......     4,600        122,763
Hospitality Properties Trust..........    29,200        938,050
Imperial Credit Commercial Mortgage
  Investment Corp.....................     2,700         35,269
Innkeepers USA Trust..................    17,600        222,200
Kilroy Realty Corp. ..................    10,200        255,000
Kimco Realty Corp.....................    55,200      2,263,200
Koger Equity, Inc.....................    16,500        333,094
Lexington Corporate Properties Trust..     4,900         71,663
Liberty Property Trust................    68,600      1,753,588
LTC Properties, Inc...................    37,400        696,575
Mack-Cali Realty Corp.................    12,500        429,688
Manufactured Home Communities, Inc. ..    10,000        241,250
Meditrust Companies...................    11,500        321,281
Merry Land & Investment Co., Inc......    13,200        278,025
Mid-America Apartment Communities,
  Inc. ...............................     7,300        192,081
National Golf Properties, Inc.........     5,700        171,356
OMEGA Healthcare Investors, Inc.......    41,900      1,471,738
Parkway Properties, Inc...............    17,600        519,200
Post Properties, Inc..................    29,600      1,139,600
Prentiss Properties Trust.............    23,000        559,188
PS Business Parks, Inc. ..............    23,900        561,650
Public Storage, Inc. .................     4,200        117,600
Ramco-Gerhenson Properties Trust......     4,900         93,100
Reckson Associates Realty Corp........    15,000        354,375
Reckson Service Industries, Inc. +....     1,200          3,975
Regency Realty Corp...................    10,100        253,763
Shurgard Storage Centers, Inc. .......     6,900        191,475
Simon DeBartolo Group, Inc. ..........     8,500        276,250
Sorvan Self Storage, Inc..............     9,600        271,200
Spieker Properties, Inc...............    23,600        914,500
Starwood Financial Trust+.............       217         12,133
Starwood Lodging Trust................    46,600      2,251,341
Sun Communities, Inc..................     5,500        182,188
Sunstone Hotel Investors, Inc.........     7,700        102,506
Tanger Factory Outlet Centers, Inc. ..    10,700        339,056
Tower Realty Trust, Inc...............     1,200         26,850
TriNet Corporate Realty Trust, Inc. ..     4,900        166,600
United Dominion Realty Trust, Inc. ...    35,800        496,725

60  See Notes to Portfolio of Investments.

===============================================================================

                                         Number of      Market
                                           Shares       Value
                                         ---------     ---------
Real Estate Investment Trusts (continued)
Urban Shopping Centers, Inc...........     8,000    $   252,000
Vornado Realty Trust..................    27,300      1,083,469
Walden Residential Properties, Inc....    11,600        284,200
Weeks Corp............................     4,800        151,800
Weingarten Realty Investors...........     1,500         62,719
                                                     -----------
                                                     40,141,373
                                                     -----------
Semiconductors and Electronics (0.2%)
Avid Technologies, Inc. +.............    13,000        435,500
                                                     -----------
Specialty Chemicals (0.0%)
Millennium Chemicals, Inc.............     1,500         50,812
Wellman, Inc..........................     1,300         29,494
                                                     -----------
                                                         80,306
                                                     -----------
Steel (0.1%)
Bethlehem Steel Corp. +...............     9,300        115,669
USX-US Steel Group, Inc...............     3,700        122,100
                                                     -----------
                                                        237,769
                                                     -----------
Surface Transport (0.1%)
Burlington Northern Santa Fe Corp. +..       800         78,550
Tidewater, Inc........................       900         29,700
U.S. Freightways Corp.................     2,000         65,688
                                                     -----------
                                                        173,938
                                                     -----------
Textiles and Apparel (0.4%)
Burlington Industries, Inc.+..........     1,800         25,313
Liz Claiborne, Inc....................     1,500         78,375
Timberland Co. (The) +................     8,800        633,050
                                                     -----------
                                                        736,738
                                                     -----------
Total United States                                  98,432,594
                                                     -----------
Foreign Common Stocks (14.3%)
Australia (0.6%)
Goodman Fielder Ltd. (Food and
  Beverage) ..........................   183,396        266,907
Mayne Nickless Ltd. (Commercial
  Services) ..........................    53,600        283,813
Telstra Corp. Ltd. (Other
  Telecommunications)+...............    101,100        259,210
Westpac Banking Corp. Ltd. (Banks and
  Thrifts) ...........................    40,400        246,444
                                                     -----------
Total Australia                                       1,056,374
                                                     -----------
Belgium (0.2%)
Delahaize-Le Lion, SA (Food and
  Beverage) ..........................     4,000        279,495
                                                     -----------
Canada (0.2%)
Canadian Imperial Bank of Commerce
  (Banks and Thrifts) ................     8,115        261,020
Canadian National Railway Co.
  (Surface Transport) ................     3,000        159,375
                                                     -----------
Total Canada                                            420,395
                                                     -----------
Denmark (0.5%)
Carli Gry International A/S
  (Textiles and Apparel) .............     3,200        258,252
Novo-Nordisk A/S (Drugs) .............     2,000        275,701
Olicom A/S (Computers) +..............     4,000        108,186

                                         Number of      Market
                                           Shares       Value
                                         ---------     ---------
Denmark (continued)
Tele Danmark A/S
  (Major Telecommunications) +........     3,100     $  297,513
                                                     -----------
Total Denmark                                           939,652
                                                     -----------
Finland (0.7%)
Huhtamaki Group (Diversified) ........     5,400        309,050
Oy Nokia Corp., ADR
  (Other Telecommunications) .........     3,800        275,738
Sampo Insurance Co. (Insurance) ......     3,900        184,818
UPM-Kymmene Corp.
  (Forest Products and Building
  Materials) .........................     6,600        181,646
Valmet Oyj (Consumer Services) .......    17,500        301,742
                                                     -----------
Total Finland                                         1,252,994
                                                     -----------
France (1.8%)
Accor SA (Consumer Services) .........     1,050        293,846
Alcatel Alsthom (Other                     1,600        325,768
  Telecommunications) ................
Alstrom (Producer Goods) +............     4,400        144,822
Credit Commercial de France
  (Banks and Thrifts) ................     3,000        252,562
Danone (Food and Beverage) ...........     1,200        330,862
Elf Aquitaine SA (Oil) ...............     2,250        316,323
Gemini Sogeti SA (Insurance) .........     2,500        392,820
Lafarge SA
  (Forest Products and Building
  Materials) .........................     3,400        351,470
Pernod Ricard (Food and Beverage) ....     3,700        256,416
Rhone-Poulenc (Biotech and Medical
  Products)...........................     5,400        304,564
Union des Assurances de Federales
  (Insurance)........................      1,950        307,367
                                                     -----------
Total France                                          3,276,820
                                                     -----------
Germany (1.3%)
BASF AG (Chemicals) ..................     3,500        165,786
Bayerische Hypotheken-und
  Wechsel-Bank AG (Banks and Thrifts)+     2,200        139,432
BHF-Bank AG (Banks and Thrifts) ......     4,000        151,465
Daimler-Benz AG (Automotive) .........     1,650        162,255
Deutsche Pfandbrief & Hypothekenbank
  AG (Banks and Thrifts) .............     3,500        279,995
Gehe AG (Health Services) ............     3,600        192,960
Karstadt AG (Consumer Specialties) +..       300        145,842
MAN AG (Producer Goods) +.............       700        273,014
Mannesmann AG  (Producer Goods).......     2,000        205,536
VEBA AG (Electric Utilities) .........     1,900        129,471
Viag AG (Consumer Services) +.........       400        275,230
Volkswagen AG (Automotive) ...........       215        206,660
                                                     -----------
Total Germany                                         2,327,646
                                                     -----------
Hong Kong (0.1%)
Hutchison Whampoa Ltd.
  (Consumer Services) ................    42,000        221,692
                                                     -----------
Ireland (0.3%)
Allied Irish Banks (Banks and
  Thrifts) ...........................    10,118        146,076

Aetna Generation Portfolios, Inc.
Portfolio of Investments - June 30, 1998 (Unaudited)
Crossroads (continued)
===============================================================================

                                        Number of       Market
                                         Shares         Value
                                        ---------     ---------
Ireland (continued)
CRH Plc
  (Forest Products and Building
  Materials) .........................    10,000     $  141,861
Waterford Wedgewood
  (Housing and Furnishings) ..........   140,482        182,241
                                                     -----------
Total Ireland                                           470,178
                                                     -----------
Italy (0.5%)
Banca Commerciale Italiana
  (Banks and Thrifts) +...............    25,000        149,505
Credito Italiano (Banks and Thrifts) .    56,200        294,191
Istituto Nazionale delle
  Assicurazioni (Insurance) +.........    47,000        133,526
Mondadori (Arnoldo) Editore S.p.A
  (Print Media).......................    13,000        153,582
Telecom Italia S.p.A
  (Major Telecommunications) +........    13,800        101,585
                                                     -----------
Total Italy                                             832,389
                                                     -----------
Japan (1.8%)
Canon, Inc. (Computers) ..............    11,000        249,667
Fuji Photo Film (Chemicals) ..........     9,000        313,218
Hitachi Ltd. (Semiconductors and
  Electronics) .......................    39,000        254,314
Kao Corp. (Consumer Products) +.......    20,000        308,391
Minebea Co. Ltd.
  (Semiconductors and Electronics) ...    18,000        179,110
Mizuno Corp. (Consumer Products) .....    28,000         94,016
Nintendo Co. Ltd.
  (Semiconductors and Electronics) ...     3,000        277,768
Nippon Telegraph & Telephone
  (Major Telecommunications) +........       200        165,724
Orix Corp. (Investment Services) .....     4,000        270,058
Santen Pharmaceutical Co., Ltd.
  (Drugs) ............................    18,000        197,010
Seino Transportation Co., Ltd.
  (Surface Transport) ................    52,000        288,504
Sony Corp. (Semiconductors and
  Electronics) .......................     2,300        198,040
Takefuji Corp. (Banks and Thrifts) ...     6,000        276,687
Terumo Corp. (Biotech and Medical
  Products) ..........................    17,000        296,482
                                                     -----------
Total Japan                                           3,341,989
                                                     -----------
Mexico (0.2%)
Grupo Financiero Banamex Accival
  (Investment Services) +.............    83,000        157,206
Panamerican Beverages, Inc.
  (Food and Beverage) ................     5,400        169,763
                                                     -----------
Total Mexico                                            326,969
                                                     -----------
Netherlands (0.8%)
Akzo Nobel NV (Chemicals) ............     1,200        266,756
Heineken NV (Food and Beverage) +.....     4,400        172,823
Hunter Douglas NV (Consumer Services)      6,394        347,325

                                        Number of       Market
                                         Shares         Value
                                        ---------     ---------
Netherlands (continued)
ING Groep NV (Banks and Thrifts) +....     3,920     $  256,680
Philips Electronics NV
  (Semiconductors and Electronics) ...     1,900        159,716
VNU-Verenigde Nederlandse
  Uitgeversbedrijven Verenigd Bezit
  (Print Media) ......................     7,100        257,932
                                                     -----------
Total Netherlands                                     1,461,232
                                                     -----------
New Zealand (0.1%)
Fernz Corp., Ltd. (Chemicals) ........    43,100         96,202
                                                     -----------
Norway (0.8%)
Christiania Bank Og Kredkasse
  (Banks and Thrifts) ................    43,000        179,878
Det Sondenfjelds-Norske
  Dampskibsselskab (Oil) +............    16,800        295,561
Merkantildata ASA (Data and Imaging       21,700        274,306
  Services)
Ocean Rig ASA (Oil) +.................   272,650        202,528
Saga Petroleum ASA (Oil) .............    15,800        242,965
Tandberg Television ASA
  (Other Telecommunications) +........    12,000        100,866
Tomra Systems ASA (Heavy Machinery) ..     7,400        221,801
                                                     -----------
Total Norway                                          1,517,905
                                                     -----------
Spain (0.4%)
Banco Santander SA (Banks and
  Thrifts) ...........................    11,600        297,407
Iberdrola SA (Electric Utilities) ....    15,700        255,360
Telefonica de Espana
  (Major Telecommunications) .........     4,000        185,250
                                                      ----------
Total Spain                                             738,017
                                                      ----------
Sweden (0.9%)
Celsius AB (Conglomerate and
  Aerospace) .........................     9,800        228,566
Industrial & Financial Systems (Data
  and Imaging Services)++++...........    20,000        280,253
Kinnevik AB (Industrial Services) ....     3,000         97,618
Kinnevik AB Rights (Industrial
  Services) ..........................     3,000         13,542
Mo Och Domsjoe AB
  (Forest Products and Building
  Materials) .........................     7,700        220,139
Skandinaviska Enskilda Banken
  (Banks and Thrifts) ................    19,700        337,187
Svenska Handelsbanken (Investment
  Services) ..........................     3,600        167,023
WM-Data AB (Computers) ...............     9,400        326,498
                                                      ----------
Total Sweden                                          1,670,826
                                                      ----------
Switzerland (1.1%)
Credit Suisse Group (Banks and
  Thrifts) ...........................     1,500        333,759
Fischer (Georg) AG (Auto Parts and
  Hardware) ..........................       800        311,179
Kuoni Reisen AG (Commercial Services)         60        297,862
Nestle SA Registered Shares
  (Food and Beverage) ................       140        299,602

62  See Notes to Portfolio of Investments.

===============================================================================

                                       Number of       Market
                                        Shares         Value
                                       ----------    -----------
Switzerland (continued)
Novartis AG Registered Shares
  (Health Services) ..................       125   $    208,003
Schweizersche
  Rueckversicherungs-Geillschaft
  (Insurance) +.......................        70        177,029
  Union Bank of Switzerland AG (Banks
  and Thrifts) +......................     1,200        446,199
                                                      ----------
  Total Switzerland                                   2,073,633
                                                      ----------
United Kingdom (2.0%)
Bank of Scotland (Banks and Thrifts) .    23,049        258,048
Cadbury Schweppes Plc (Food and
  Beverage) +.........................    16,300        252,248
Glaxo Wellcome Plc (Drugs) ...........    11,132        334,142
Granada Group Plc (Consumer Services)     15,165        278,837
Kingfisher Plc (Discretionary Retail)      8,200        132,028
National Westminster Bank Plc
  (Banks and Thrifts) ................    11,000        196,566
Pearson Plc (Print Media) ............    16,100        294,954
Peninsular & Oriental Steam
  Navigation  Co. (Surface Transport)     15,600        225,017
Railtrack Group Plc (Surface
  Transport) +........................     7,500        184,328
Shell Transport & Trading Co. (Oil) +     25,800        181,660
Tesco Plc (Discretionary Retail) +....    31,900        311,101
Tomkins Plc (Consumer Services) ......    38,356        208,150
Unilever Plc (Consumer Products) .....    22,500        239,513
Vodafone Group Plc
  (Other Telecommunications) .........    26,184        332,247
WPP Group Plc (Commercial Services) +.    24,900        163,172
                                                      ----------
Total United Kingdom                                  3,592,011
                                                      ----------
Total Foreign Common Stocks                          25,896,419
                                                      ----------
Total Common Stocks (cost $112,743,457)             124,329,013
                                                      ----------
PREFERRED STOCKS (0.5%)
Germany (0.5%)
Henkel KGAA (Chemicals) ..............     3,300        326,337
Hugo Boss AG (Textiles and Apparel) ..       100        220,495
SAP AG (Data and Imaging Services) ...       500        339,329
                                                      ----------
Total Preferred Stocks (cost $525,999)                  886,161
                                                      ----------

                                       Principal
                                         Amount
                                       ---------
LONG-TERM BONDS AND NOTES (17.0%)
U.S. Government Obligations (5.9%)
U.S. Treasury Bond, 6.63%, 02/15/27.. $  750,000        847,150
U.S. Treasury Note, 5.88%, 02/15/00..  2,000,000      2,011,253
U.S. Treasury Note, 6.50%, 05/31/02..  2,700,000      2,790,278
U.S. Treasury Note, 6.50%, 10/15/06..  1,400,000      1,486,837
U.S. Treasury Note, 7.50%, 10/31/99..    200,000        204,999
U.S. Treasury Note, 7.50%, 11/15/01..  3,025,000      3,204,612
                                                      ----------
Total U.S. Government Obligations (cost $10,298,409) 10,545,129
                                                      ----------

                                       Principal        Market
                                         Amount         Value
                                       ---------      ----------
U.S. Government Agency Mortgage-Backed Securities (5.2%)
Federal National Mortgage
  Association, 5.75%, 04/15/03........$2,000,000   $  2,005,625
Federal National Mortgage
  Association-Convertible Loan,
  6.50%, 02/01/28..................... 2,391,972      2,384,480
Government National Mortgage
  Association, 7.00%, 12/15/27........   105,564        107,346
Government National Mortgage
  Association, 7.00%, 01/15/28........   741,834        754,356
Government National Mortgage
  Association, 7.00%, 02/15/28........ 4,133,885      4,203,668
                                                     ----------
Total U.S. Government Agency
  Mortgage-Backed Securities (cost $9,425,781)        9,455,475
                                                     ----------
Corporate and Convertible Bonds (5.9%)
American Re Corp., 7.45%, 12/15/26....   600,000        669,906
Enron Oil & Gas, 6.50%,12/01/07.......   800,000        808,760
Fifth Thrid Bank, 6.75%, 07/15/05.....   250,000        258,171
Heller Financial, 6.35%, 08/15/99++++.   200,000        200,380
GTE Corp., 9.375%,12/01/00............   900,000        965,457
HSBC Americas, Inc., 7.00%, 11/01/06.. 1,400,000      1,444,331
Korea Development Bank, 7.13%,
  09/17/01............................   700,000        624,278
National Australia Bank, 6.40%,
  12/10/07............................ 1,000,000      1,009,503
Simon DeBartolo, 6.63%, 06/15/03++++.. 1,000,000        996,500
TCI Communications, Inc., 6.38%,
  09/15/99............................ 1,500,000      1,507,335
Tenet Healthcare Corp., 7.88%,
  01/15/03............................   750,000        770,025
Time Warner, Inc., 9.13%, 01/15/13....   625,000        761,700
Zurich Capital Trust, 8.38%,
  06/01/37++++........................   625,000        693,781
                                                     -----------
Total Corporate and Convertible Bonds (cost
  $10,503,650)                                       10,710,127
                                                     -----------
Total Long-Term Bonds and Notes (cost $30,227,840)   30,710,731
                                                     -----------
SHORT-TERM INVESTMENTS (13.2%)
Dakota Certificates-Standard Credit
  Card Master Trust-1, 5.80%,
  07/07/98++++.......................  4,900,000      4,895,263
Federal Home Loan Mortgage
  Corp.,5.55%, 07/01/98.............. 15,394,000     15,394,000
PHH Corp.,5.75%, 07/02/98............  3,000,000      2,999,521
U.S. Treasury Bill, 5.03%, 08/20/98@.    525,000        521,467
                                                     -----------
Total Short-Term Investments (cost $23,810,120)      23,810,251
                                                     -----------
TOTAL INVESTMENTS (cost $167,307,416)(a)            179,736,156
Other assets less liabilities                         1,271,657
                                                     -----------
Total Net Assets                                   $181,007,813
                                                     ===========

Aetna Generation Portfolios, Inc.
Portfolio of Investments - June 30, 1998 (Unaudited)
Crossroads (continued)
===============================================================================


Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amounts to $167,388,189. Unrealized gains and losses, based on identified tax cost at June 30, 1998, are as follows:

Unrealized gains .....................              $15,709,815
Unrealized losses ....................               (3,361,848)
                                                    -----------
  Net unrealized gain ................              $12,347,967
                                                    ===========

Information concerning open futures contracts at June 30, 1998 is shown below:

                      No. of     Initial   Expiration  Unrealized
                     Contracts    Value      Date      Gain/(Loss)
                     ---------  ---------- ----------  -----------
  Long Contracts
-------------------
Long-Term German
  Government Bond
  Futures ........      22     $3,271,653    Sept. 98   $ 56,288
FTSE 100 Index
  Future                 2        199,039    Sept. 98     (1,802)
Swiss Government
  Bond Futures ...       9        745,016    Sept. 98     (7,298)
                               ----------              ---------
                               $4,215,708               $ 47,188
                               ==========              =========

+    Non-income producing security.
++ Restricted security. This security has been determined to be illiquid under guidelines established by the Board of Directors.
++++ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
@ Security pledged to cover initial margin requirements on open futures contracts at June 30, 1998.

Category percentages are based on net assets.


64  See Notes to Financial Statements.

Aetna Generation Portfolios, Inc.
Portfolio of Investments - June 30, 1998 (Unaudited)
Legacy
===============================================================================

                                       Number of       Market
                                        Shares         Value
                                       ----------    -----------
COMMON STOCKS (48.8%)

United States (37.7%)

Air Transport (0.5%)
Airborne Freight Corp.................       300      $  10,481
America West Holdings Corp. +.........    11,200        319,900
AMR Corp. +...........................     2,200        183,150
Continental Airlines, Inc.+...........       100          6,088
Delta Air Lines, Inc..................     1,000        129,250
UAL Corp+.............................       100          7,800
                                                      ----------
                                                        656,669
                                                      ----------
Auto Parts and Hardware (0.2%)
Black & Decker Corp...................     2,600        158,600
Echlin, Inc...........................     1,100         53,969
                                                      ----------
                                                        212,569
                                                      ----------
Automotive (0.4%)
Chrysler Corp.........................     3,000        169,125
Ford Motor Co.........................     3,900        230,100
General Motors Corp...................     1,700        113,581
                                                      ----------
                                                        512,806
                                                      ----------
Banks and Thrifts (1.1%)
BankAmerica Corp......................     1,300        112,369
Chase Manhattan Corp. ................     3,200        241,600
Comerica, Inc.........................     1,350         89,438
Dime Bancorp, Inc.....................       300          8,981
Downey Financial Corp.................     4,095        133,855
Fifth Third Bancorp...................     1,000         63,000
First Union Corp......................       117          6,815
Golden West Financial Corp............     1,700        180,731
NationsBank Corp......................     2,300        175,950
Republic New York Corp................     1,400         88,113
Riggs National Corp...................     1,200         35,063
State Street Corp.....................     1,400         97,300
Washington Federal....................       300          8,288
Webster Financial Corp................     5,400        179,550
WSFS Financial Corp...................     1,900         38,950
                                                      ----------
                                                      1,460,003
                                                      ----------
Biotech and Medical Products (2.4%)
ADAC Laboratories+....................     6,700        150,750
Alpharma, Inc.........................    10,400        228,800
Amgen, Inc. +.........................     2,100        137,288
Arterial Vascular Engineering, Inc. +.     2,400         85,800
Bio-Rad Laboratories, Inc. +..........     8,400        257,250
Datascope Corp. +.....................       500         13,281
Guidant Corp..........................       600         42,788
Hanger Orthopedic Group, Inc. +.......    17,400        354,525
Hillenbrand Industries, Inc...........       200         12,000
Maxxim Medical, Inc. +................    14,600        423,400
OEC Medical Systems, Inc. +...........     8,000        180,000
Osteotech, Inc. +.....................     2,600         46,150
Quintiles Transnational Corp. +.......       200          9,838

                                       Number of       Market
                                        Shares         Value
                                       ----------    -----------
Biotech and Medical Products (continued)
Safeskin Corp. +......................     9,800      $ 403,025
Serologicals Corp.+...................     3,400        109,650
Thermo Bioanalysis Corp. +............    16,800        304,500
Visx, Inc. +..........................     5,700        339,150
West Company, Inc. (The)..............     3,200         90,600
                                                      ----------
                                                      3,188,795
                                                      ----------
Chemicals (0.1%)
Dow Chemical Co.......................       300         29,006
Eastman Chemical Co...................     1,300         80,925
                                                      ----------
                                                        109,931
                                                      ----------
Commercial Services (0.7%)
AccuStaff, Inc........................       500         15,625
Deluxe Corp...........................     2,300         82,369
Galileo International, Inc............     7,400        333,463
URS Corp. +...........................     9,300        158,100
Valassis Communications, Inc. +.......     8,200        316,213
                                                      ----------
                                                        905,770
                                                      ----------
Computers (0.4%)
Ceridian Corp. +......................     2,000        117,500
Pomeroy Computer Resources, Inc.+.....     9,000        234,563
Sun Microsystems, Inc. +..............     3,900        169,406
                                                      ----------
                                                        521,469
                                                      ----------
Conglomerate and Aerospace (0.1%)
Cordant Technologies, Inc.............       300         13,838
Goodrich (B.F.) Co....................     1,400         69,475
Gulfstream Aerospace Corp. +..........       500         23,250
Loews Corp............................       600         52,275
                                                      ----------
                                                        158,838
                                                      ----------
Consumer Finance (0.3%)
Countrywide Credit Industries, Inc....     1,900         96,425
Federal Home Loan Mortgage Corp.......     2,300        108,244
Federal National Mortgage Association.     2,100        127,575
Leasing Solutions, Inc. +.............     1,300         37,375
                                                      ----------
                                                        369,619
                                                      ----------
Consumer Products (0.3%)
American Greetings Corp...............     1,000         50,938
Blyth Industries, Inc. +..............       300          9,975
National R.V. Holdings, Inc. +........     7,500        338,438
Twinlab Corp. +.......................       600         26,213
                                                      ----------
                                                        425,564
                                                      ----------
Consumer Services (1.5%)
Anchor Gaming+........................     3,300        256,163
Applebees International, Inc. +.......    12,900        288,638
Brinker International, Inc. +.........       100          1,925
Darden Restaurants, Inc...............     5,800         92,075
Foodmaker, Inc. +.....................     6,700        113,063
Grand Casinos, Inc. +.................    15,600        261,300
Harveys Casinos Resorts ..............     6,000        162,750


  See Notes to Portfolio of Investments.                     65

Aetna Generation Portfolios, Inc.
Portfolio of Investments - June 30, 1998 (Unaudited)
Legacy (continued)
===============================================================================

                                       Number of       Market
                                        Shares         Value
                                       ----------    -----------
United States (continued)

Consumer Services (continued)
Marriott International, Inc...........     3,100      $ 100,363
Players International, Inc. +.........       700          3,478
Promus Hotel Corp. +..................       270         10,395
Red Roof Inns, Inc. +.................     1,200         20,325
RFS Hotel Investors, Inc..............     4,500         85,500
Service Corp. International...........       800         34,300
Sonic Corp. +.........................    13,050        291,994
Storage USA, Inc......................     3,900        136,500
Tricon Global Restaurants, Inc. +.....     3,600        114,075
                                                      ----------
                                                      1,972,844
                                                      ----------
Consumer Specialties (0.1%)
Brunswick Corp........................     2,200         54,450
Russ Berrie & Co., Inc................     2,400         60,000
                                                      ----------
                                                        114,450
                                                      ----------
Data and Imaging Services (1.3%)
Aspen Technology, Inc. +..............       200         10,100
Autodesk, Inc.........................       600         23,175
Avant! Corp. +........................       600        200,475
BMC Software, Inc. +..................       600         31,163
Cadence Design Systems, Inc. +........       400         12,500
Keane, Inc. +.........................     2,800        156,800
Microsoft Corp. +.....................     1,300        140,888
Mindspring Enterprises, Inc. +........     3,400        349,775
Oracle Corp. +........................     1,700         41,756
Progress Software Corp................     8,700        356,700
Project Software &  Development,
  Inc.+...............................       900         18,056
QLogic Corp. +........................       500         17,844
Siebel Systems, Inc. +................     2,400         77,400
Software Ag Systems, Inc. +...........     2,900         84,825
Symantec Corp. +......................       600         15,675
Synopsys, Inc.+.......................       300         13,725
3Dfx Interactive, Inc. +..............       100          1,713
Veritas Software Corp.+...............       300         12,413
Visio Corp+...........................     2,300        109,825
                                                      ----------
                                                      1,674,808
                                                      ----------
Discretionary Retail (1.6%)
American Eagle Outfitters, Inc. +.....    12,450        480,103
Ames Department Stores, Inc. +........     5,500        144,719
Cato Corp. (The)......................    14,300        248,909
Costco Companies, Inc. +..............       100          6,306
Dayton Hudson Corp....................     2,300        111,550
Dress Barn, Inc. +....................     3,200         79,600
Eagle Hardware & Garden, Inc. +.......       300          6,938
Federated Department Stores, Inc. +...     3,200        172,200
Fingerhut Companies, Inc..............       700         23,100
Goody's Family Clothing, Inc. +.......       200         10,975
Lowe's Co., Inc.......................     3,200        129,800

                                       Number of       Market
                                        Shares         Value
                                       ----------    -----------
Discretionary Retail (continued)
Maxim Group, Inc. (The) +.............    13,900      $ 276,263
Micro Warehouse, Inc. +...............       700         10,850
Musicland Stores Corp. +..............     2,300         32,200
Office Depot, Inc. +..................       500         15,781
Ross Stores, Inc......................     3,300        141,900
TJX Companies, Inc....................     9,000        217,125
Zale Corp. +..........................       300          9,544
                                                      ----------
                                                      2,117,863
                                                      ----------
Diversified Financial Services (0.5%)
Capstone Capital Trust, Inc...........     6,800        156,400
Equitable Co., Inc. (The).............       200         14,988
Morgan Stanley, Dean Witter,
  Discover & Co.......................     1,700        155,338
Tower Realty Trust, Inc...............       500         11,188
Trammell Crow Co.+....................     2,100         70,219
Travelers Group, Inc..................     3,000        181,875
                                                      ----------
                                                        590,008
                                                      ----------
Drugs (0.8%)
Abbott Laboratories...................     4,400        179,850
Eli Lilly & Co........................     1,700        112,306
Johnson & Johnson.....................     2,700        199,125
Medicis Pharmaceutical Corp. +........     3,100        113,150
Merck & Co., Inc......................     1,900        254,125
Rexall Sundown, Inc. +................       200          7,050
Roberts Pharmaceutical Corp. +........    10,300        236,900
Theragenics Corp. +...................       200          5,213
                                                      ----------
                                                      1,107,719
                                                      ----------
Electrical Machinery and Instruments (0.3%)
Technitrol, Inc.......................     3,600        143,775
Xerox Corp............................     2,000        203,250
                                                      ----------
                                                        347,025
                                                      ----------
Electronic Media (0.8%)
Cablevision Systems Corp. +...........     5,900        492,650
Gaylord Entertainment Co..............     7,400        238,650
Midway Games, Inc.+...................     2,100         32,813
Speedway Motorsports, Inc. +..........     5,600        143,150
Viacom, Inc. +........................     2,300        133,975
                                                      ----------
                                                      1,041,238
                                                      ----------
Food and Beverage (0.7%)
Canandaigua Brands, Inc. +............     1,900         93,456
J & J Snack Foods Corp.+..............    10,100        210,838
NBTY, Inc. +..........................     5,800        106,575
PepsiCo, Inc..........................     4,700        193,581
Ralcorp Holdings, Inc. +..............     1,000         18,875
Suiza Foods Corp. +...................     5,800        346,188
                                                      ----------
                                                        969,513
                                                      ----------
Food and Drug Retail (0.1%)
Fleming Companies, Inc................     1,000         17,563
Kroger Co. (The) +....................     2,500        107,188
                                                      ----------
                                                        124,751
                                                      ----------

66  See Notes to Portfolio of Investments.

===============================================================================

                                        Number of      Market
                                         Shares         Value
                                        ---------     ---------
United States (continued)
Forest Products and Building Materials (0.4%)
Ball, Corp............................       200      $   8,038
Centex Construction Products, Inc.....     1,400         53,900
Crown Cork & Seal Co., Inc............     1,600         76,000
Florida Rock Industries, Inc..........     2,400         70,050
Georgia-Pacific Corp..................     1,400         78,925
Lafarge Corp..........................       200          7,863
Lone Star Industries, Inc.............     3,000        231,188
Martin Marietta Materials, Inc........       100          4,500
Owens Corning.........................       600         24,488
Southdown, Inc........................       100          7,138
                                                      ----------
                                                        562,090
                                                      ----------
Gas Utilities (0.3%)
Columbia Gas System, Inc..............     1,200         66,750
Energen Corp..........................     7,400        148,925
NICOR, Inc............................     2,800        112,350
Sempra Energy+........................     3,308         91,807
Southwestern Energy Co................     2,500         22,969
                                                      ----------
                                                        442,801
                                                      ----------
Health Services (0.4%)
Assisted Living Concepts, Inc.+.......     1,700         29,325
Integrated Health Services, Inc. +....     7,100        266,250
NovaCare, Inc. +......................       600          7,050
Trigon Healthcare, Inc. +.............     6,600        238,838
                                                      ----------
                                                        541,463
                                                      ----------
Heavy Machinery (0.1%)
Case Corp.............................     1,200         57,900
Navistar International Corp...........     2,900         83,738
PACCAR, Inc...........................       700         36,575
                                                      ----------
                                                        178,213
                                                      ----------
Housing and Furnishings (1.3%)
Centex Corp...........................     2,400         90,600
Crossmann Communities, Inc.+..........       800         24,300
D.R. Horton, Inc......................    17,800        371,575
Fleetwood Enterprises, Inc............     1,700         68,000
Kaufman & Broad Home Corp.............     1,000         31,750
Lennar Corp...........................     1,700         50,150
MDC Holdings, Inc.....................    16,100        317,975
Pulte Corp............................     3,200         95,600
Ryland Group, Inc.....................    10,100        265,125
Standard Pacific Corp.................    16,400        338,250
                                                      ----------
                                                      1,653,325
                                                      ----------
Industrial Services (0.1%)
Fluor Corp............................       500         25,500
Walter Industries, Inc. +.............     2,000         37,875
                                                      ----------
                                                         63,375
                                                      ----------
Insurance (0.6%)
Allstate Corp. (The)..................     3,500        320,469
CIGNA Corp. ..........................       100          6,900

                                        Number of      Market
                                         Shares         Value
                                        ---------     ---------
Insurance (continued)
Conseco, Inc..........................     2,000      $  93,500
Everest Reinsurance Holdings, Inc.....       100          3,844
First American Financial Corp.........     3,350        301,500
Old Republic International Corp.......       400         11,725
SunAmerica, Inc.......................     1,250         71,797
                                                      ----------
                                                        809,735
                                                      ----------
Investment Services (0.4%)
Bear Stearns Co., Inc. (The)..........       330         18,720
Dames & Moore Group...................     8,200        105,575
Lehman Brothers Holdings, Inc.........     2,700        209,419
Merrill Lynch & Co., Inc..............     1,200        110,700
Providian Financial Corp..............     1,500        117,844
                                                      ----------
                                                        562,258
                                                      ----------
Major Telecommunications (0.6%)
Alltel Corp...........................     3,700        172,050
AT&T Corp.............................       600         34,275
Bell Atlantic Corp....................     2,000         91,250
BellSouth Corp........................     3,300        221,513
MCI Communications Corp...............     1,600         93,000
Sprint Corp...........................     2,100        148,050
                                                      ----------
                                                        760,138
                                                      ----------
Oil (0.4%)
Ashland Oil, Inc......................     3,000        154,875
Clayton Williams Energy, Inc.+........     4,800         49,200
Phillips Petroleum Co.................     1,000         48,188
Sun Company, Inc......................     7,100        275,569
                                                      ----------
                                                        527,832
                                                      ----------
Oil Services (0.5%)
Cliffs Drilling Co.+..................     2,500         82,031
Helmerich & Payne, Inc................     1,400         31,150
SEACOR SMIT Holdings+.................     3,900        239,119
Seitel, Inc. +........................    11,300        182,919
Trico Marine Services, Inc. +.........     5,100         69,806
Veritas DGC, Inc. +...................       400         19,975
                                                      ----------
                                                        625,000
                                                      ----------
Other Telecommunications (0.2%)
Century Telephone Enterprises, Inc....       450         20,644
Liberty Media Group, Inc.+............       300         11,644
Premisys Communications, Inc.+........     1,000         24,875
U.S. West, Inc........................     2,900        136,300
                                                      ----------
                                                        193,463
                                                      ----------
Print Media (0.3%)
Dun & Bradstreet Corp.................     2,700         97,538
Knight-Ridder, Inc....................     1,900        104,619
McClatchy Newspapers, Inc.............     2,575         89,159
Tribune Co............................       700         48,169
                                                      ----------
                                                        339,485
                                                      ----------

Aetna Generation Portfolios, Inc.
Portfolio of Investments - June 30, 1998 (Unaudited)
Legacy (continued)
===============================================================================

                                        Number of      Market
                                         Shares         Value
                                        ---------     ----------
United States (continued)

Producer Goods (1.2%)
Aeroquip-Vickers, Inc.................     1,700      $  99,238
C & D Technologies, Inc...............     4,500        261,000
Cincinnati Milacron, Inc..............     1,600         38,900
Commercial Intertech Corp.............       800         14,500
FMC Corp.+............................     1,100         75,006
Gleason Corp..........................     1,600         45,000
Graco, Inc............................     6,750        235,406
Honeywell, Inc........................       900         75,206
Ingersoll-Rand Co.....................     1,700         74,906
ITT Industries, Inc...................     1,100         41,113
Kaydon Corp...........................       200          7,063
Parker-Hannifin Corp..................       900         34,313
RMI Titanium Co. +....................     3,600         81,900
Thermo Electron Corp. +...............       300         10,256
Thomas & Betts Corp...................     1,500         73,875
Timken Co.............................     2,100         64,706
Tredegar Industries, Inc..............     2,800        237,650
Trinity Industries, Inc...............       100          4,150
Varlen Corp...........................     4,600        158,700
                                                      ----------
                                                      1,632,888
                                                      ----------

Real Estate Investment Trusts (16.3%)
Alexandria Real Estate Equities, Inc..       600         17,963
AMB Property Corp.....................       600         14,700
American General Hospitality Corp.....     4,800        102,000
American Health Properties, Inc.......     4,300        107,500
American Residential Investment
  Trust, Inc..........................       700          6,781
Apartment Investment & Management Co..    17,500        691,250
Arden Realty Group, Inc...............     5,800        150,075
Avalon Bay Communities, Inc...........     9,518        361,684
Beacon Capital+++.....................    11,300        231,650
Bedford Property Investors, Inc.......     1,600         29,200
Berkshire Realty Co., Inc.............     3,800         44,413
Bradley Real Estate, Inc..............     1,800         38,025
Brandywine Realty Trust...............    19,300        431,838
Burlington Northern Santa Fe Corp.....       400         39,275
Burnham Pacific Properties, Inc.......     2,800         39,725
Cabot Industrial Trust................     2,600         55,575
Camden Property Trust.................    11,210        333,498
Captec Net Lease Realty, Inc..........     3,000         45,750
CBL & Associates Properties, Inc......    15,900        385,575
Chateau Communities, Inc..............     4,200        120,750
Colonial Properties Trust.............     6,700        207,700
Cousins Properties, Inc...............     4,200        125,475
Crescent Real Estate Equities, Inc....    25,100        843,988
Criimi Mae, Inc.......................    11,100        154,013
Developers Diversified Realty Corp....       900         35,269
Duke Realty Investments, Inc..........     6,600        156,338
Eastgroup Properties, Inc.............     1,500         30,094

                                        Number of      Market
                                         Shares         Value
                                        ---------     ----------
Real Estate Investment Trusts (continued)
Equity Inns, Inc......................    31,300     $  412,769
Equity Office Properties Trust........    40,000      1,135,000
Equity One, Inc.......................     3,200         32,800
Equity Residential Properties Trust...     7,850        372,384
Essex Property Trust, Inc.............     7,700        238,700
Felcor Suite Hotels, Inc.+............     9,300        291,788
Franchise Finance Corp. of America....     5,600        145,250
Gables Residential Trust..............     3,200         86,800
General Growth Properties.............     3,200        119,600
Glenborough Realty Trust, Inc.........    20,100        530,138
Glimcher Realty Trust.................     3,900         75,806
Health and Retirement Property Trust..    30,800        579,425
Health Care REIT, Inc.................    34,100        869,550
Highwood Properties, Inc..............    10,400        336,050
Home Properties of New York, Inc......     1,500         40,031
Horizon Group Properties, Inc. +......       215          1,418
Hospitality Properties Trust..........    10,300        330,888
Imperial Credit Commercial Mortgage
  Investment Corp.....................       800         10,450
Innkeepers USA Trust..................     8,400        106,050
Kilroy Realty Corp....................     5,600        140,000
Kimco Realty Corp.....................    30,200      1,238,200
Koger Equity, Inc.....................     7,500        151,406
Lexington Corporate Properties Trust..     2,000         29,250
Liberty Property Trust................    32,500        830,781
LTC Properties, Inc...................    16,200        301,725
Mack-Cali Realty Corp.................     6,200        213,125
Manufactured Home Communities, Inc....     5,400        130,275
Meditrust Companies...................     5,000        139,688
Merry Land & Investment Co., Inc......     7,300        153,756
OMEGA Healthcare Investors, Inc.......    20,500        720,050
Parkway Properties, Inc...............     7,500        221,250
Post Properties, Inc..................    13,400        515,900
Prentiss Properties Trust.............    12,400        301,475
Prime Retail, Inc.....................     4,300         51,331
PSS Business Parks, Inc...............    21,400        502,900
Public Storage, Inc...................    12,500        350,000
Ramco-Gerhenson Properties Trust......     1,300         24,700
Reckson Associates Realty Corp. +.....    13,000        307,125
Reckson Service Industries, Inc.......     1,040          3,445
Regency Realty Corp...................    11,500        288,938
Shurgard Storage Centers, Inc.........     4,900        135,975
Simon Debartolo Group, Inc............    12,600        409,500
Sovran Self Storage, Inc..............     6,200        175,150
Spieker Properties, Inc...............    13,000        503,750
Starwood Financial Trust+.............       117          6,533
Starwood Lodging Trust................    23,400      1,130,500
Sun Communities, Inc..................     2,400         79,500
Sunstone Hotel Investors, Inc.........     3,300         43,931
Tanger Factory Outlet Centers, Inc....     5,100        161,606
TriNet Corporate Realty Trust, Inc....     2,600         88,400

68  See Notes to Portfolio of Investments.

===============================================================================

                                       Number of      Market
                                        Shares         Value
                                      ----------     ---------
United States (continued)

Real Estate Investment Trusts (continued)
United Dominion Realty Trust, Inc.....    19,400    $   269,175
Urban Shopping Centers, Inc...........     3,800        119,700
Vornado Realty Trust..................    14,300        567,531
Walden Residential Properties, Inc....     4,200        102,900
Weeks Corp............................    16,200        512,325
                                                      ----------
                                                      21,436,797
                                                      ----------
Semiconductors and Electronics (0.2%)
Avid Technology, Inc. +...............     8,300        278,050
                                                      ----------
Specialty Chemicals (0.0%)
Millennium Chemicals, Inc.............       700         23,713
                                                      ----------
Steel (0.1%)
Bethlehem Steel Corp. +...............     4,300         53,481
USX-US Steel Group, Inc...............     1,700         56,100
                                                      ----------
                                                        109,581
                                                      ----------
Surface Transport (0.0%)
Tidewater, Inc........................       300          9,900
                                                      ----------
                                                          9,900
                                                      ----------
Textiles and Apparel (0.1%)
Burlington Industries, Inc. +.........       600          8,438
Timberland Co. (The) +................     1,600        115,100
                                                      ----------
                                                        123,538
                                                      ----------
Total United States                                  49,455,897
                                                      ----------
Foreign Common Stocks (11.1%)
Australia (0.4%)
Goodman Fielder Ltd. (Food and
  Beverage) ..........................    94,209        137,108
Mayne Nickless Ltd. (Commercial
  Services) ..........................    27,500        145,613
Telstra Corp. Ltd. (Other
  Telecommunications) +...............    71,500        183,319
Westpac Banking Corp. Ltd. (Banks and
  Thrifts) ...........................    20,700        126,272
                                                      ----------
Total Australia                                         592,312
                                                      ----------
Belgium (0.1%)
Delhaize-Le Lion, SA
  (Food and Beverage) ................     1,900        132,760
                                                      ----------
Canada (0.1%)
Canadian Imperial Bank of Commerce
  (Banks and Thrifts) ................     4,252        136,751
Canadian National Railway Co.
  (Surface Transport) ................     1,400         74,375
                                                      ----------
Total Canada                                            211,126
                                                      ----------
Denmark (0.4%)
Carli Gry International A/S
  (Textiles and Apparel) .............     1,500        121,055
Novo-Nordisk A/S (Drugs) .............     1,200        165,421
Olicom A/S (Computers) +..............     3,000         81,140
Tele DanmarkA/S(Major
  Telecommunications) +                    1,600        153,555
                                                      ----------
Total Denmark                                           521,171
                                                      ----------

                                       Number of      Market
                                        Shares         Value
                                      ----------     ---------

Finland (0.6%)
Huhtamaki Group (Diversified) ........     3,200      $ 183,141
Oy Nokia Corp., ADR
  (Other Telecommunications) .........     2,500        181,406
Sampo Insurance Co. (Insurance).......     2,000         94,778
UPM-Kymmene
  (Forest Products and Building
  Materials) .........................     4,600        126,602
Valmet Oyj (Consumer Services) +......     9,000        155,181
                                                      ----------
Total Finland                                           741,108
                                                      ----------
France (1.3%)
Accor SA (Consumer Services) .........       550        153,919
Alcatel Alsthom (Other
  Telecommunications) ................       800        162,884
Alstom (Producer Goods) +.............     3,000         98,743
Credit Commercial de France
  (Banks and Thrifts) ................     1,700        143,119
Danone (Food and Beverage) ...........       600        165,431
Elf Aquitaine SA (Oil) ...............     1,100        154,647
Gemini Sogeti SA (Insurance) .........     1,200        188,554
Lafarge SA
  (Forest Products and Building
  Materials) .........................     1,500        155,060
Pernod Ricard (Food and Beverage) ....     1,800        124,743
Rhone-Poulenc
  (Biotech and Medical Products) .....     3,100        174,842
Union des Assurances de Federales
  (Insurance).........................     1,200        189,149
                                                      ----------
Total France                                          1,711,091
                                                      ----------
Germany (1.1%)
BASF AG (Chemicals)...................     3,600        170,523
Bayerische Hypotheken-und
  Wechsel-Bank AG (Banks and Thrifts)      2,800        177,459
BHF Bank AG (Banks and Thrifts) ......     2,200         83,306
Daimler-Benz AG (Automotive) .........       880         86,536
Deutsche Pfandbrief & Hypothekenbank
  AG (Banks and Thrifts) .............     2,000        159,997
Gehe AG (Health Services) ............     2,900        155,440
Karstadt AG (Consumer Specialties) +..       200         97,228
MAN AG (Producer Goods) +.............       400        156,008
Mannesmann AG (Producer Goods) .......     1,000        102,768
VEBA AG (Electric Utilities) .........     1,000         68,143
Viag AG (Consumer Services) +.........       100         68,808
Volkswagen AG (Automotive) ...........       107        102,849
                                                      ----------
Total Germany                                         1,429,065
                                                      ----------
Hong Kong (0.1%)
Hutchison Whampoa Ltd.
  (Consumer Services) ................    25,000        131,960
                                                      ----------

Aetna Generation Portfolios, Inc.
Portfolio of Investments - June 30, 1998 (Unaudited)
Legacy (continued)
===============================================================================

                                        Number of      Market
                                         Shares         Value
                                        ---------     ----------
Ireland (0.3%)
Allied Irish Banks (Banks and
  Thrifts) ...........................    12,047      $ 173,925
CRH Plc
  (Forest Products and Building
  Materials) .........................    12,000        170,234
Waterford Wedgewood
  (Housing and Furnishings) ..........    67,895         88,077
                                                      ----------
Total Ireland                                           432,236
                                                      ----------
Italy (0.3%)
Banca Commerciale Italiana
  (Banks and Thrifts) +...............    12,000         71,762
Credito Italiano (Banks and Thrifts) .    30,000        157,042
Istituto Nazionale delle
  Assicurazioni (Insurance) +.........    26,000         73,866
Mondadori (Arnoldo) Editore S.p.A.
  (Print Media) ......................     7,500         88,605
Telecom Italia S.p.A.
  (Major Telecommunications) .........     7,500         55,209
                                                      ----------
Total Italy                                             446,484
                                                      ----------
Japan (1.5%)
Canon, Inc (Computers) ...............     6,000        136,182
Fuji Photo Film (Chemicals) ..........     5,000        174,010
Hitachi Ltd. (Semiconductors and
  Electronics) .......................    23,000        149,980
Kao Corp. (Consumer Products)+........    11,000        169,615
Minebea Co. Ltd.
  (Semiconductors and Electronics) ...    15,000        149,260
Mizuno Corp. (Consumer Products) .....    13,000         43,650
Nintendo Corp. Ltd. (Semiconductors
  and Electronics)....................     2,000        185,178
Nippon Telegraph & Telephone
  (Major Telecommunications) +........       150        124,293
Orix Corp. (Investment Services) .....     2,000        135,029
Santen Pharmaceutical Co., Ltd.
  (Drugs) ............................    16,000        175,120
Seino Transportation Co., Ltd.
  (Surface Transport) ................    27,000        149,800
Sony Corp. (Semiconductors and
  Electronics) +......................     1,100         94,715
Takefuji Corp. (Banks and Thrifts) ...     3,200        147,566
Terumo Corp. (Biotech and Medical
  Products) ..........................     9,000        142,667
                                                      ----------
Total Japan                                           1,977,065
                                                      ----------
Mexico (0.2%)
Grupo Financiero Banamex
  (Investment Services) +.............    59,000        111,749
Panamerican Beverages, Inc.
  (Food and Beverage) ................     4,200        132,038
                                                      ----------
Total Mexico                                            243,787
                                                      ----------
Netherlands (0.6%)
Akzo Nobel NV (Chemicals) ............       700        155,607
Heineken NV (Food and Beverages) +....     2,500         98,195
Hunter Douglas NV (Consumer Services)      3,349        181,919
ING Groep NV (Banks and Thrifts)......     2,113        138,358
Philips Electronics NV
  (Semiconductors and Electronics) ...     1,100         92,468

                                        Number of      Market
                                         Shares         Value
                                        ---------     ----------
Netherlands (continued)
VNU-Verenigde Nederlandse
  Uitgeversbedrijven Verenigd Bezit
  (Print Media) ......................     3,200      $ 116,251
                                                      ----------
Total Netherlands                                       782,798
                                                      ----------
New Zealand (0.0%)
Fernz Corp., Ltd. (Chemicals) ........    19,300         43,079
                                                      ----------
Norway (0.6%)
Christiania Bank Og Kredkasse
  (Banks and Thrifts) ................    20,600         86,174
Det Sondenfjelds-Norske
  Dampskibsselskab (Oil)+.............     8,000        140,743
Merkantildata ASA (Data and Imaging       11,500        145,370
  Services)
Ocean Rig ASA (Oil) +.................   110,550         82,118
Saga Petroleum ASA (Oil) +............     9,200        141,474
Tandberg Television ASA
  (Other Telecommunications) +........     5,700         47,911
Tomra Systems ASA
  (Heavy Machinery)+..................     3,300         98,911
                                                      ----------
Total Norway                                            742,701
                                                      ----------
Spain (0.3%)
Banco Santander (Banks and Thrifts) ..     6,000        153,831
Iberdrola SA (Electric Utilities) ....     7,100        115,481
Telefonica de Espana
  (Major Telecommunications) .........     2,000         92,625
                                                      ----------
Total Spain                                             361,937
                                                      ----------
Sweden (0.8%)
Celsius AB (Conglomerate and
  Aerospace)..........................     6,900        160,929
Industrial & Financial Systems
  (Data and Imaging Services)++++.....     8,100        113,502
Kinnevik AB (Industrial Services) ....     3,700        120,396
Kinnevik AB Rights (Industrial
  Services) ..........................     3,700         16,702
Mo Och Domsjoe AB
  (Forest Products and Building
  Materials) .........................     5,400        154,383
Skandinaviska Enskilda Banken
  (Banks and Thrifts) ................    10,300        176,296
Svenska Handelsbanken (Investment
  Services) ..........................     2,100         97,430
WM-Data AB (Computers)................     4,700        163,249
                                                      ----------
Total Sweden                                          1,002,887
                                                      ----------
Switzerland (0.9%)
Credit Suisse Group (Banks and
  Thrifts) ...........................       650        144,629
Fischer (Georg) AG (Auto Parts and
  Hardware) ..........................       450        175,038
Kuoni Reisen AG (Commercial Services)         35        173,753
Nestle SA Registered Shares
  (Food and Beverage) ................        90        192,601
Novartis AG Registered Shares
  (Health Services) ..................        95        158,082
Schweizerische Rueckversicherungs-
  Gesillschaft (Insurance)+...........        50        126,450


70  See Notes to Portfolio of Investments.

===============================================================================

                                        Number of      Market
                                         Shares         Value
                                        ---------     ----------
Switzerland (continued)
Union Band of Switzerland AG
  (Banks and Thrifts) +...............       600    $   223,100
                                                      ----------
Total Switzerland                                     1,193,653
                                                      ----------
United Kingdom (1.5%)
Bank of Scotland (Banks and Thrifts) .    12,600        141,065
Cadbury Schweppes Plc (Food and
  Beverage)+..........................     8,200        126,898
Computer Center (Discretionary
  Retail) +...........................    10,000        125,638
Glaxo Wellcome Plc (Drugs) ...........     6,389        191,774
Granada Group Plc (Consumer Services)      6,272        115,322
Kingfisher Plc (Discretionary Retail)      3,900         62,794
National Westminster Bank Plc
  (Banks and Thrifts) ................     5,300         94,709
Pearson Plc (Print Media) ............     8,900        163,049
Peninsular & Oriental Steam
  Navigation  Co. (Surface Transport)      8,500        122,606
Railtrack Group Plc (Surface
  Transport) +........................     4,300        105,681
Shell Transport & Trading (Oil) +.....    11,700         82,381
Tesco Plc (Discretionary Retail) .....    16,700        162,865
Tomkins Plc (Consumer Services) ......    14,535         78,878
Unilever Plc (Consumer Products) .....    12,500        133,063
Vodafone Group Plc
  (Other Telecommunications) .........    12,689        161,010
WPP Group Plc ( Consumer Services) +..    14,300         93,708
                                                      ----------
Total United Kingdom                                  1,961,441
                                                      ----------
Total Foreign Common Stocks                          14,658,661
                                                      ----------
Total Common Stocks (cost $58,832,757)               64,114,558
                                                      ----------

PREFERRED STOCKS (0.3%)
Germany (0.3%)
Henkel KGAA (Chemicals) ..............     1,500        148,335
Hugo Boss AG (Textiles and Apparel) ..        50        110,247
SAP AG (Data and Imaging Services) ...       250        169,664
                                                      ----------
Total Preferred Stocks (cost $251,505)                  428,246
                                                      ----------

                                        Principal
                                         Amount
                                        ---------
LONG-TERM BONDS AND NOTES (29.5%)
U.S. Government Obligations (13.0%)
U.S. Treasury Bond, 6.63%, 02/15/27.. $2,000,000      2,259,065
U.S. Treasury Note, 5.88%, 02/15/00..  3,150,000      3,167,723
U.S. Treasury Note, 6.50%, 05/31/02..  3,600,000      3,720,371
U.S. Treasury Note, 6.50%, 10/15/06..  2,000,000      2,124,053
U.S. Treasury Note, 7.50%, 10/31/99..  1,450,000      1,486,245
U.S. Treasury Note, 7.50%, 11/15/01..  4,090,000      4,332,847
                                                      ----------
Total U.S. Government Obligations (cost $16,707,669) 17,090,304
                                                      ----------

                                        Number of      Market
                                         Shares         Value
                                        ---------     ----------

U.S. Government Agency Mortgage-Backed Securities (7.3%)
Federal National Mortgage Association,
  5.75%, 04/03/27.................... $2,000,000   $  2,005,625
Federal National Mortgage Association,
  6.50%, 04/15/27....................  2,466,030      2,458,306
Government National Mortgage
  Association, 7.00%, 04/15/27.......    398,275        404,998
Government National Mortgage
  Association, 7.00%, 01/15/28.......    996,367      1,013,186
Government National Mortgage
  Association, 7.00%, 02/15/28.......  3,585,973      3,646,505
                                                     -----------
Total U.S. Government Agency
  Mortgage-Backed Securities (cost $9,498,498)        9,528,620
                                                     -----------
  Corporate and Convertible Bonds (9.2%)
American Re Corp., 7.45%, 12/15/26....   700,000        781,557
Capital One Bank., 6.66%, 06/19/00....   700,000        706,069
Enron Oil & Gas, 6.50%, 12/01/07......   700,000        707,665
Fifth Third Bank., 6.75%, 07/15/05....   300,000        309,805
GTE Corp., 9.38%, 12/01/00............ 1,000,000      1,072,730
Heller Financial, 6.35%, 08/15/99++++.   500,000        500,950
HSBC Americas, Inc., 7.00%, 11/01/06.. 1,000,000      1,031,665
Korea Development Bank., 7.12%,
  09/17/01............................   700,000        624,278
National Australia Bank, 6.40%,
  12/10/07............................ 2,000,000      2,019,006
Simon De Bartolo, 6.63%, 06/15/03++++. 1,200,000      1,195,800
TCI Communications, Inc., 6.38%,
  09/15/99............................ 1,500,000      1,507,335
Tenet Healthcare Corp., 7.88%,
  01/15/03............................   425,000        436,348
Time Warner, Inc., 9.13%, 01/15/13....   625,000        761,700
Zurich Capital Trust, 8.38%,
  06/01/37++++........................   375,000        416,268
                                                     -----------
Total Corporate and Convertible Bonds (cost
  $11,893,888)                                       12,071,176
                                                     -----------
Total Long-Term Bonds and Notes (cost
  $38,100,055)                                       38,690,100
                                                     -----------

SHORT-TERM INVESTMENTS (20.3%)
Cooperative Assoc. Of Tractor
  Dealers, 5.90%, 07/16/98............ 2,100,000      2,098,279
Dakota Certificates-Standard Credit
  Card, Master Trust-1, 5.80%,
  07/07/98++++........................ 4,100,000      4,096,037
Federal Home Loan Bank, 5.55%,
  07/01/98............................15,056,000     15,056,000
PHH Corp., 5.75%, 07/02/98............ 5,000,000      4,999,201
U.S. Treasury Bill, 5.03%, 08/20/98@..   350,000        347,642
                                                     -----------
Total Short-Term Investments (cost $26,597,074)      26,597,159
                                                     -----------
TOTAL INVESTMENTS (cost $123,781,391)(a)            129,830,063
Other assets less liabilities                         1,483,840
                                                     -----------
Total Net Assets                                   $131,313,903
                                                     ===========

Aetna Generation Portfolios, Inc.
Portfolio of Investments - June 30, 1998 (Unaudited)
Legacy (continued)
===============================================================================

Notes to Portfolio of Investments

(a) The cost of investments for federal income tax purposes amounts to $123,842,648. Unrealized gains and losses, based on identified tax cost at June 30, 1998, are as follows:

Unrealized gains .....................               $7,815,564
Unrealized losses ....................               (1,828,149)
                                                     ----------
  Net unrealized gain ................               $5,987,415
                                                     ==========

Information concerning open futures contracts at June 30, 1998 is shown below:

                      No. of     Initial   Expiration  Unrealized
                     Contracts    Value      Date      Gain/(Loss)
                     ---------  ---------- ----------  -----------
  Long Contracts
-------------------
Long-Term German
  Government Bond
  Futures ........      23      $3,422,749   Sept. 98   $ 54,072
FTSE 100 Index
  Future..........       2         199,039   Sept. 98     (1,802)
Swiss Government
  Bond Futures ...       8         662,237   Sept. 98     (6,487)
Topix Index
  Futures ........       3         255,110   Sept. 98      6,593
                                ----------              --------
                                $4,539,135              $ 52,376
                                ==========              ========

+    Non-income producing security.
++ Restricted security. This security has been determined to be illiquid under guidelines established by the Board of Directors.
++++ Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors.
@ Security pledged to cover initial margin requirements on open futures contracts at June 30, 1998.

Category percentages are based on net assets.

72  See Notes to Financial Statements.

Aetna Generation Portfolios, Inc.
Statements of Assets and Liabilities
June 30, 1998 (Unaudited)
===============================================================================

                                                                        Ascent              Crossroads               Legacy
                                                                     -------------         --------------         -------------
Assets:
Investments, at market value ...................................     $199,038,130          $179,736,156           $129,830,063
Cash ...........................................................            5,780                   859                    424
Cash denominated in foreign currencies .........................          518,197               428,031                241,324
Receivable for:
    Dividends and interest .....................................          617,762               687,310                614,588
    Investments sold ...........................................        1,190,694               809,658                793,284
    Fund shares sold ...........................................            7,376               117,484                283,780
    Recoverable foreign taxes ..................................           53,263                41,315                 22,867
Prepaid expenses ...............................................            1,621                 1,378                    877
Gross unrealized gain on forward foreign currency exchange
  contracts ....................................................          228,804               150,168                 96,511
                                                                     -------------         --------------         -------------
         Total assets ..........................................      201,661,627           181,972,359            131,883,718
                                                                     -------------         --------------         -------------
Liabilities:
Payable for:
    Investments purchased ......................................          967,232               759,812                454,050
    Fund shares redeemed .......................................               63                    25                     72
    Variation margin ...........................................            2,768                 5,580                    416
Accrued investment advisory fees ...............................           89,583                81,176                 59,564
Accrued administrative service fees ............................           10,886                 9,894                  7,281
Accrued custodian fees .........................................           10,482                 9,376                  6,825
Other liabilities ..............................................           14,566                12,829                  9,264
Gross unrealized loss on forward foreign currency exchange
  contracts ....................................................          107,392                85,854                 32,343
                                                                     -------------         --------------         -------------
         Total liabilities .....................................        1,202,972               964,546                569,815
                                                                     -------------         --------------         -------------
  NET ASSETS ...................................................     $200,458,655          $181,007,813           $131,313,903
                                                                     =============         ==============         =============
Net assets represented by:
Paid-in capital ................................................     $173,599,044          $161,227,308           $120,831,719
Net unrealized gain on investments, open futures contracts and
  foreign currency related transactions ........................       18,072,225            12,539,233              6,162,826
Undistributed net investment income ............................        1,959,100             2,185,891              1,909,759
Accumulated net realized gain on investments ...................        6,828,286             5,055,381              2,409,599
                                                                     -------------         --------------         -------------
  NET ASSETS ...................................................     $200,458,655          $181,007,813           $131,313,903
                                                                     =============         ==============         =============
Capital Shares
Authorized .....................................................     Two Billion           Two Billion            Two Billion
Par value ......................................................     $      0.001          $      0.001           $      0.001
Outstanding ....................................................       13,059,323            12,830,497             10,221,787
Net Asset Value, offering and redemption price per share (net
  assets divided by shares outstanding) ........................     $     15.350          $     14.108           $     12.846

Cost of investments ............................................     $181,112,730          $167,307,416           $123,781,391
Cost of cash denominated in foreign currencies .................     $    519,569          $    428,172           $    241,909

See Notes to Financial Statements.

Aetna Generation Portfolios, Inc.
Statements of Operations
Six Month Period Ended June 30, 1998 (Unaudited)
===============================================================================

                                                                           Ascent              Crossroads             Legacy
                                                                         ------------          ------------         -----------
Investment Income:
Dividends ...........................................................    $ 1,911,470           $ 1,322,382          $  658,477
Interest ............................................................        986,132             1,754,939           1,811,694
                                                                         ------------          ------------         -----------
                                                                           2,897,602             3,077,321           2,470,171
Foreign taxes withheld on dividends .................................        (48,600)              (37,438)            (19,264)
                                                                         ------------          ------------         -----------
      Total investment income .......................................      2,849,002             3,039,883           2,450,907
                                                                         ------------          ------------         -----------

Expenses:
Investment advisory fee .............................................        517,426               457,648             312,961
Administrative services fees ........................................        105,695                93,147              63,003
Custody fees ........................................................         10,521                 9,430               6,873
Transfer agent fees .................................................            473                   473                 465
Registration fees ...................................................          1,520                 1,502               1,195
Audit fees ..........................................................          1,664                 1,657               1,641
Printing and postage fees ...........................................          3,182                 2,863               2,161
Directors' fees .....................................................            801                   701                 469
Miscellaneous expenses ..............................................            481                   414                 282
                                                                         ------------          ------------         -----------
      Total expenses ................................................        641,763               567,835             389,050
                                                                         ------------          ------------         -----------
Net investment income ...............................................      2,207,239             2,472,048           2,061,857
                                                                         ------------          ------------         -----------

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
  Sale of investments ...............................................      6,462,099             4,610,844           2,192,067
  Futures and forward currency exchange contracts ...................        644,845               520,514             290,033
  Foreign currency related transactions .............................        (71,505)              (16,645)             (9,910)
                                                                         ------------          ------------         -----------
         Net realized gain on investments ...........................      7,035,439             5,114,713           2,472,190
                                                                         ------------          ------------         -----------
Net change in unrealized gain or loss on:
  Investments .......................................................      6,288,043             4,257,576           1,761,912
  Futures and forward currency exchange contracts ...................        (60,386)              (15,185)             41,666
  Foreign currency related transactions .............................          4,524                 2,989               1,055
                                                                         ------------          ------------         -----------
         Net change in unrealized gain or loss on investments .......      6,232,181             4,245,380           1,804,633
                                                                         ------------          ------------         -----------
Net realized and change in unrealized gain or loss on investments ...     13,267,620             9,360,093           4,276,823
                                                                         ------------          ------------         -----------
Net increase in net assets resulting from operations ................    $15,474,859           $11,832,141          $6,338,680
                                                                         ============          ============         ===========

See Notes to Financial Statements.

Aetna Generation Portfolios, Inc.
Statements of Changes in Net Assets
===============================================================================

                                                                                                 Ascent
                                                                                 --------------------------------------
                                                                                    Six Month
                                                                                   Period Ended
                                                                                   June 30, 1998           Year Ended
                                                                                    (Unaudited)         December 31, 1997
                                                                                   -----------           --------------
Operations:
Net investment income .......................................................     $  2,207,239            $  2,436,420
Net realized gain on investments ............................................        7,035,439               7,553,548
Net change in unrealized gain or loss on investments ........................        6,232,181               7,203,813
                                                                                  -------------           -------------
  Net increase in net assets resulting from operations ......................       15,474,859              17,193,781
                                                                                  -------------           -------------
Distributions to Shareholders:
From net investment income ..................................................         (650,306)             (2,979,730)
From net realized gains .....................................................         (953,524)             (6,365,007)
                                                                                  -------------           -------------
  Decrease in net assets from distributions to shareholders .................       (1,603,830)             (9,344,737)
                                                                                  -------------           -------------
Fund Share Transactions:
Proceeds from shares sold ...................................................       39,238,736              91,118,652
Net asset value of shares issued upon reinvestment of distributions .........        1,603,830               9,344,736
Payments for shares redeemed ................................................       (3,065,337)             (4,657,488)
                                                                                  -------------           -------------
  Net increase in net assets from fund share transactions ...................       37,777,229              95,805,900
                                                                                  -------------           -------------
Net change in net assets ....................................................       51,648,258             103,654,944
Net Assets:
Beginning of period .........................................................      148,810,397              45,155,453
                                                                                  -------------           -------------
End of period ...............................................................     $200,458,655            $148,810,397
                                                                                  =============           =============
End of period net assets includes undistributed net investment income .......     $  1,959,100            $    402,167
                                                                                  =============           =============
Share Transactions:
Number of shares sold .......................................................        2,613,659               6,640,539
Number of shares issued upon reinvestment of distributions ..................          106,253                 665,526
Number of shares redeemed ...................................................         (200,567)               (344,396)
                                                                                  -------------           -------------
  Net increase ..............................................................        2,519,345               6,961,669
                                                                                  =============           =============

See Notes to Financial Statements.

Aetna Generation Portfolios, Inc.
Statements of Changes in Net Assets (continued)
===============================================================================

                                                                                             Crossroads
                                                                                 --------------------------------------
                                                                                    Six Month
                                                                                   Period Ended
                                                                                   June 30, 1998           Year Ended
                                                                                    (Unaudited)         December 31, 1997
                                                                                   -----------           --------------
Operations:
Net investment income .........................................................    $  2,472,048            $  2,629,353
Net realized gain on investments ..............................................       5,114,713               5,606,557
Net change in unrealized gain or loss on investments ..........................       4,245,380               5,042,978
                                                                                   -------------           -------------
  Net increase in net assets resulting from operations ........................      11,832,141              13,278,888
                                                                                   -------------           -------------
Distributions to Shareholders:
From net investment income ....................................................        (549,398)             (3,038,631)
From net realized gains .......................................................        (172,559)             (5,215,788)
                                                                                   -------------           -------------
  Decrease in net assets from distributions to shareholders ...................        (721,957)             (8,254,419)
                                                                                   -------------           -------------
Fund Share Transactions:
Proceeds from shares sold .....................................................      47,760,718              77,759,711
Net asset value of shares issued upon reinvestment of distributions ...........         721,957               8,254,419
Payments for shares redeemed ..................................................      (1,574,794)             (5,739,228)
                                                                                   -------------           -------------
  Net increase in net assets from fund share transactions .....................      46,907,881              80,274,902
                                                                                   -------------           -------------
Net change in net assets ......................................................      58,018,065              85,299,371
Net Assets:
Beginning of period ...........................................................     122,989,748              37,690,377
                                                                                   -------------           -------------
End of period .................................................................    $181,007,813            $122,989,748
                                                                                   =============           =============
End of period net assets includes undistributed net investment income .........    $  2,185,891            $    263,241
                                                                                   =============           =============
Share Transactions:
Number of shares sold .........................................................       3,496,175               6,075,990
Number of shares issued upon reinvestment of distributions ....................          51,836                 634,014
Number of shares redeemed .....................................................        (116,644)               (457,343)
                                                                                   -------------           -------------
  Net increase ................................................................       3,431,367               6,252,661
                                                                                   =============           =============

See Notes to Financial Statements.

===============================================================================

                                                                                                 Legacy
                                                                                 --------------------------------------
                                                                                    Six Month
                                                                                   Period Ended
                                                                                   June 30, 1998           Year Ended
                                                                                    (Unaudited)         December 31, 1997
                                                                                   -----------           --------------
Operations:
Net investment income .........................................................    $  2,061,857            $ 1,966,118
Net realized gain on investments ..............................................       2,472,190              2,559,961
Net change in unrealized gain or loss on investments ..........................       1,804,633              2,635,248
                                                                                   -------------           ------------
  Net increase in net assets resulting from operations ........................       6,338,680              7,161,327
                                                                                   -------------           ------------
Distributions to Shareholders:
From net investment income ....................................................        (249,574)            (2,194,825)
From net realized gains .......................................................        (233,275)            (2,305,682)
                                                                                   -------------           ------------
  Decrease in net assets from distributions to shareholders ...................        (482,849)            (4,500,507)
                                                                                   -------------           ------------
Fund Share Transactions:
Proceeds from shares sold .....................................................      44,788,344             50,159,922
Net asset value of shares issued upon reinvestment of distributions ...........         482,849              4,500,507
Payments for shares redeemed ..................................................      (1,462,631)            (3,425,545)
                                                                                   -------------           ------------
  Net increase in net assets from fund share transactions .....................      43,808,562             51,234,884
                                                                                   -------------           ------------
Net change in net assets ......................................................      49,664,393             53,895,704
Net assets:
Beginning of period ...........................................................      81,649,510             27,753,806
                                                                                   -------------           ------------
End of period .................................................................    $131,313,903            $81,649,510
                                                                                   =============           ============
End of period  net assets includes undistributed net investment income ........    $  1,909,759            $    97,476
                                                                                   =============           ============
Share Transactions:
Number of shares sold .........................................................       3,551,759              4,187,047
Number of shares issued upon reinvestment of distributions ....................          37,924                373,934
Number of shares redeemed .....................................................        (115,760)              (279,146)
                                                                                   -------------           ------------
  Net increase ................................................................       3,473,923              4,281,835
                                                                                   =============           ============

See Notes to Financial Statements.

Aetna Generation Portfolios, Inc.
Notes to Financial Statements
June 30, 1998 (Unaudited)
===============================================================================

1.  Organization

Aetna Generation Portfolios, Inc. (Company) is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. It was incorporated under the laws of Maryland on October 14, 1994 and is authorized to issue multiple series of shares, each representing a diversified portfolio of investments (individually, a Portfolio and collectively, the Portfolios) with its own investment objective, policies and restrictions.

Currently, the Company offers shares of the Aetna Ascent VP, Aetna Crossroads VP and Aetna Legacy VP. Each of these diversified Portfolios commenced investment operations on July 5, 1995. The Portfolios are asset allocation funds that seek to maximize long-term investment returns at varying levels of risk.

The following is each Portfolio's investment objective:

   Aetna Ascent VP (Ascent) seeks to provide capital appreciation.

   Aetna Crossroads VP (Crossroads) seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

   Aetna Legacy VP (Legacy) seeks to provide total return consistent with preservation of capital.

Shares of each Portfolio are owned by insurance companies as depositors of separate accounts which are used to fund variable annuity contracts and variable life insurance policies. It is currently expected that all shares will be held by separate accounts of Aetna Life Insurance and Annuity Company (ALIAC) and its subsidiary, Aetna Insurance Company of America.

Effective May 1, 1998, Aeltus Investment Management, Inc. (Aeltus) became the Investment Adviser to the Portfolios. Prior to May 1, 1998, ALIAC acted as Investment Adviser and Aeltus served as Sub-Adviser to the Portfolios. ALIAC serves as the principal underwriter to each Portfolio. Aeltus and ALIAC are both wholly-owned subsidiaries of Aetna Retirement Holdings, Inc. and are indirect wholly-owned subsidiaries of Aetna Inc.

2.  Summary of Significant Accounting Policies

The accompanying financial statements of the Portfolios have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolios.

A.  Valuation of Investments

Investments are stated at market values based upon closing sales prices as reported on national securities exchanges or, for over-the-counter securities, at the mean of the bid and asked prices. Short-term investments maturing in more than sixty days for which market quotations are readily available are valued at current market value. Short-term investments maturing in less than sixty days are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Directors.

The accounting records of the Portfolios are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the end of each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

===============================================================================
2.  Summary of Significant Accounting Policies (continued)

B.  Futures and Forward Foreign Currency Exchange Contracts

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument including an index of stocks at a set price on a future date. The Portfolios "sell" futures contracts as a hedge against declines in the value of portfolio securities. The Portfolios may enter into futures contracts to manage the risk of changes in interest rates, equity prices, currency exchange rates or in anticipation of future purchases and sales of portfolio securities.

Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Portfolios equal to the daily fluctuation in the market value of the contract. These amounts are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by the Portfolios are closed prior to expiration.

A forward foreign currency exchange contract is an agreement to pay or receive specific amounts of a currency at a future date in exchange for another currency at an agreed upon exchange rate. The Portfolios, where authorized, may use forward foreign currency exchange contracts to hedge certain foreign currency assets. Contracts are recorded at market value and marked-to-market daily.

The risks associated with futures and forward currency exchange contracts may arise from an imperfect correlation between the change in market value of the securities held by the Portfolios and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on futures and forward foreign currency exchange contracts are reflected in the accompanying financial statements. The amounts at risk under such futures and forward foreign currency exchange contracts may exceed the amounts reflected in the financial statements. The notional amounts (economic exposure) of these contracts are disclosed in the Portfolios of Investments and elsewhere in the Notes to Financial Statements. For federal income tax purposes, any futures contracts and forward foreign currency exchange contracts which remain open at year end are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

C.  Illiquid and Restricted Securities

Illiquid securities are securities that are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Portfolios to sell them promptly at an acceptable price. Restricted securities are those sold pursuant to Rule 144A and Section 4(2) of the Securities Act of 1933 (1933 Act), and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Portfolio may invest up to 15% of its total assets in illiquid securities. Illiquid and restricted securities are valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board of Directors. The Portfolios will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

D.  Federal Income Taxes

As a qualified regulated investment company, each Portfolio is relieved of federal income and excise taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code.

Aetna Generation Portfolios, Inc.
Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)
===============================================================================

2.  Summary of Significant Accounting Policies (continued)

E.  Distributions

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures and foreign currency transactions and losses deferred due to wash sales.

F.  Other

Investment transactions are accounted for on the day following the trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis.

3.  Investment Advisory and Administrative Services Fees

Effective May 1, 1998, Aeltus became the Investment Adviser and Administrator to the Portfolios. Prior to that time, ALIAC acted as Investment Adviser and Administrator to the Portfolios and Aeltus acted as Sub-Adviser to the Portfolios.

As Investment Adviser, Aeltus (ALIAC prior to May 1, 1998) is paid a monthly fee expressed as a percentage of the average daily net assets of each Portfolio. As of June 30, 1998, each Portfolio's Investment Advisory fee was 0.60%.

Prior to May 1, 1998, ALIAC served as Investment Adviser and Aeltus served as the Sub-Adviser to the Portfolios. As Sub-Adviser, Aeltus supervised the investment and reinvestment of cash and securities and provided certain related administrative services. For the period January 1, 1998 through April 30, 1998, ALIAC collected $812,549 from the Portfolios, of which it paid $468,975 to Aeltus.

Effective May 1, 1998, each Portfolio pays expenses incurred in exchange for services provided by auditors, legal firms, transfer agents, custodian banks and financial printers. Each Portfolio pays its proportionate share of compensation paid to the Portfolio's Board of Directors and its proportionate share of insurance premiums of the Portfolios. Each Portfolio pays its direct costs incurred to mail shareholder reports, register its shares with the Securities Exchange Commission and any other costs incurred by the Portfolio. In addition, each Portfolio pays Aeltus an administrative services fee in exchange for receiving certain administrative and shareholder services and to compensate Aeltus for supervising the Portfolio's other service providers. Each Portfolio pays Aeltus an administrative services fee at an annual rate based on average daily net assets of the Portfolio. The rate is 0.075% on the first $5 billion of Portfolio assets and 0.050% on all Portfolio assets over $5 billion.

Prior to May 1, 1998, ALIAC acted as Administrator to the Portfolios. As Administrator, ALIAC paid all the expenses of the Portfolio on behalf of the Portfolios, supervised each of the Portfolios' other service providers and provided the Portfolios with certain administrative and shareholder services. In exchange for these services, ALIAC received an administrative services fee at an annual rate of up to 0.15% of each Portfolio's average daily net assets. For the period January 1, 1998 through April 30, 1998, ALIAC collected $203,137 in administrative services fees from the Portfolios.

Aeltus has entered into a Service Agreement with ALIAC under which ALIAC will provide various administrative and shareholder services for each Portfolio in exchange for fees, payable by Aeltus, of up to 0.30% of each Portfolio's average daily net assets. For the period May 1, 1998 through June 30, 1998, Aeltus paid ALIAC $244,582.

===============================================================================

4.  Purchases and Sales of Investment Securities

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 1998 were:

                     Cost of Purchases        Proceeds from Sales
                     -----------------        -------------------
Ascent                 $146,630,508                $97,438,035
Crossroads              122,602,040                 78,984,442
Legacy                   83,962,235                 49,174,398

5.  Forward Foreign Currency Exchange Contracts

At June 30, 1998, Ascent, Crossroads and Legacy had the following open forward foreign currency exchange contracts that obligate the Portfolios to deliver currencies at specified future dates. The net unrealized gain of $121,412, $64,314 and $64,168, respectively on these contracts, are included in the accompanying financial statements. The terms of the open contracts are as follows:

Ascent
------
           Exchange      Currency to        U.S. $ Value             Currency to            U.S. $ Value        Unrealized
             Date       be Delivered       June 30, 1998            be Received            June 30, 1998       Gain (Loss)
             ----       -------------      --------------           ------------           --------------      -----------

Contracts to Buy
----------------
7/3/98                     78,822             $78,822                 130,000                 $79,242              $420
                         U.S. Dollar                              Australian Dollar
-----------------------------------------------------------------------------------------------------------------------------
7/20/98                    733,176            733,176                 440,000                 733,465               289
                         U.S. Dollar                               British Pound
-----------------------------------------------------------------------------------------------------------------------------
8/24/98                    162,185            162,185                 328,000                 161,837              (348)
                         U.S. Dollar                               Dutch Guilder
-----------------------------------------------------------------------------------------------------------------------------
7/15/98                    181,513            181,513                1,082,000                178,712            (2,801)
                         U.S. Dollar                                French Franc
-----------------------------------------------------------------------------------------------------------------------------
7/9/98                     10,481              10,481                  19,000                  10,499                18
                         U.S. Dollar                             German Deutschemark
-----------------------------------------------------------------------------------------------------------------------------
2/19/99                    180,939            180,939                1,440,000                185,601             4,662
                         U.S. Dollar                              Hong Kong Dollar
-----------------------------------------------------------------------------------------------------------------------------
7/27/98                    449,038            449,038                62,670,000               452,331             3,293
                         U.S. Dollar                                Japanese Yen
-----------------------------------------------------------------------------------------------------------------------------
8/26/98                     1,024               1,024                  140,000                  1,017                (7)
                         U.S. Dollar                                Japanese Yen
-----------------------------------------------------------------------------------------------------------------------------

Aetna Generation Portfolios, Inc.
Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)
===============================================================================

5.  Forward Foreign Currency Exchange Contracts (continued)

Ascent (continued)
------------------

Ascent (continued)

           Exchange       Currency to          U.S. $ Value         Currency to         U.S. $ Value          Unrealized
             Date        be Delivered         June 30, 1998        be Received         June 30, 1998         Gain (Loss)
             ----        -------------        --------------       ------------        --------------        -----------

Contracts to Sell
-----------------
7/7/98                      101,000           $  168,254             168,165           $  168,165                 ($89)
                         British Pound                             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
7/7/98                      440,000              733,465             713,508              713,508              (19,957)
                         British Pound                             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
7/1/98                      323,000              158,072             159,589              159,589                1,517
                         Dutch Guilder                             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
7/20/98                    1,503,000             738,740             753,799              753,799               15,059
                         Dutch Guilder                             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
8/24/98                     681,000              336,009             339,515              339,515                3,506
                         Dutch Guilder                             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
7/6/98                      97,000                15,989              16,054               16,054                   65
                         French Franc                              U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
7/15/98                    6,409,000           1,058,560           1,078,356            1,078,356               19,796
                         French Franc                              U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
8/21/98                    5,638,000             935,707             930,517              930,517               (5,190)
                         French Franc                              U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
7/1/98                      37,000                20,409              20,400               20,400                   (9)
                      German Deutschemark                          U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
7/9/98                     1,423,000             786,318             777,596              777,596               (8,722)
                      German Deutschemark                          U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
7/9/98                      284,000              156,932             159,829              159,829                2,897
                      German Deutschemark                          U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
8/3/98                     2,009,000           1,115,586            1,137,599           1,137,599               22,013
                      German Deutschemark                          U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
7/2/98                    21,800,000             154,201             159,264              159,264                5,063
                         Japanese Yen                              U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
7/27/98                   191,920,000          1,385,214           1,476,617            1,476,617               91,403
                         Japanese Yen                              U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
7/27/98                   68,940,000             497,586             494,940              494,940               (2,646)
                         Japanese Yen                              U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
8/26/98                   112,170,000            814,434             836,495              836,495               22,061
                         Japanese Yen                              U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
9/17/98                   165,020,000          1,201,738           1,143,114            1,143,114              (58,624)
                         Japanese Yen                              U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
2/19/99                    2,550,000             328,668             319,669              319,669               (8,999)
                       Hong Kong Dollar                            U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
7/1/98                    42,620,000             277,025             278,826              278,826                1,801
                        Spanish Peseta                             U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
7/2/98                     1,484,000             973,125            1,008,066           1,008,066               34,941
                          Swiss Franc                              U.S. Dollar
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                              $121,412
                                                                                                      ===========================

Crossroads
---------

           Exchange          Currency to          U.S. $ Value           Currency to            U.S. $ Value         Unrealized
             Date           be Delivered         June 30, 1998          be Received            June 30, 1998        Gain (Loss)
             ----           -------------        --------------         ------------           --------------       -----------

Contracts to Buy
----------------
7/3/98                         64,876              $ 64,876               107,000                $ 65,222               $346
                             U.S. Dollar                              Australian Dollar
----------------------------------------------------------------------------------------------------------------------------------
7/20/98                        533,219              533,219               320,000                 533,429               210
                             U.S. Dollar                               British Pounds
----------------------------------------------------------------------------------------------------------------------------------
8/24/98                        122,706              122,706               248,000                 122,364              (342)
                             U.S. Dollar                               Dutch Guilder
----------------------------------------------------------------------------------------------------------------------------------
7/15/98                         9,562                9,562                 57,000                  9,415               (147)
                             U.S. Dollar                                French Franc
----------------------------------------------------------------------------------------------------------------------------------
7/9/98                          7,171                7,171                 13,000                  7,184                 13
                             U.S. Dollar                             German Deutschemark
----------------------------------------------------------------------------------------------------------------------------------
2/19/98                        16,335                16,335               130,000                  16,756               421
                             U.S. Dollar                              Hong Kong Dollar
----------------------------------------------------------------------------------------------------------------------------------
7/27/98                        360,549              360,549              50,320,000               363,193              2,644
                             U.S. Dollar                                Japanese Yen
----------------------------------------------------------------------------------------------------------------------------------

Contracts to Sell
-----------------
7/2/98                         24,000                39,971                40,030                  40,030                59
                            British Pound                               U.S. Dollar
----------------------------------------------------------------------------------------------------------------------------------
7/7/98                         80,000               133,271               133,200                 133,200               (71)
                            British Pound                               U.S. Dollar
----------------------------------------------------------------------------------------------------------------------------------
7/20/98                        320,000              533,429               519,029                 519,029             (14,400)
                            British Pound                               U.S. Dollar
----------------------------------------------------------------------------------------------------------------------------------
7/1/98                         341,000              166,881               168,482                 168,482              1,601
                            Dutch Guilder                               U.S. Dollar
----------------------------------------------------------------------------------------------------------------------------------
7/20/98                        950,000              466,935               476,453                 476,453              9,518
                            Dutch Guilder                               U.S. Dollar
----------------------------------------------------------------------------------------------------------------------------------
8/24/98                        688,000              339,462               343,005                 343,005              3,543
                            Dutch Guilder                               U.S. Dollar
----------------------------------------------------------------------------------------------------------------------------------
7/6/98                         60,000                9,890                 9,930                   9,930                 40
                            French Franc                                U.S. Dollar
----------------------------------------------------------------------------------------------------------------------------------
7/15/98                       5,052,000             834,428               849,875                 849,875              15,447
                            French Franc                                U.S. Dollar
----------------------------------------------------------------------------------------------------------------------------------
8/21/98                       4,342,000             720,617               716,620                 716,620             (3,997)
                            French Franc                                U.S. Dollar
----------------------------------------------------------------------------------------------------------------------------------
7/1/98                         26,000                14,341                14,335                  14,335               (6)
                        German Deutschemark                             U.S. Dollar
----------------------------------------------------------------------------------------------------------------------------------
7/9/98                         971,000              536,553               530,601                 530,601             (5,952)
                        German Deutschemark                             U.S. Dollar
----------------------------------------------------------------------------------------------------------------------------------
7/9/98                         247,000              136,487               139,010                 139,010              2,523
                        German Deutschemark                             U.S. Dollar
----------------------------------------------------------------------------------------------------------------------------------
8/3/98                        1,386,000             769,638               784,824                 784,824              15,186
                        German Deutschemark                             U.S. Dollar
----------------------------------------------------------------------------------------------------------------------------------

                                                                             83

Aetna Generation Portfolios, Inc.
Notes to Financial Statements (continued)
June 30, 1998 (Unaudited)
===============================================================================

Crossroads (continued)
---------------------

           Exchange                    Currency to       U.S. $ Value         Currency to        U.S. $ Value      Unrealized
             Date                     be Delivered      June 30, 1998        be Received        June 30, 1998     Gain (Loss)
             ----                     -------------     --------------       ------------       --------------    -----------
Contracts to Sell (continued)
-----------------------------
7/2/98                                 14,530,000          $102,777            106,151           $  106,151        $  3,374
                                      Japanese Yen                           U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
7/27/98                                106,660,000         769,836             816,680             816,680           46,844
                                      Japanese Yen                           U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
7/27/98                                57,180,000          412,706             410,551             410,551          (2,155)
                                      Japanese Yen                           U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
8/26/98                                112,640,000         817,845             839,557             839,557           21,712
                                      Japanese Yen                           U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
9/17/98                                14,789,000         1,076,991           1,024,453           1,024,453         (52,538)
                                      Japanese Yen                           U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
2/19/99                                 1,770,000          228,135             221,889             221,889          (6,246)
                                    Hong Kong Dollar                         U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
7/1/98                                 25,390,000          165,032             166,105             166,105           1,073
                                     Spanish Peseta                          U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
7/2/98                                  1,088,000          713,450             739,064             739,064           25,614
                                       Swiss Franc                           U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $64,314
                                                                                                                  =================

Legacy
------

Contracts to Buy
----------------
7/3/98                                   69,727             69,727             115,000              70,099            372
                                       U.S. Dollar                         Australian Dollar
-----------------------------------------------------------------------------------------------------------------------------------
7/20/98                                  266,610           266,610             160,000             266,715            105
                                       U.S. Dollar                          British Pound
-----------------------------------------------------------------------------------------------------------------------------------
8/24/98                                  37,178             37,178              75,000              37,005           (173)
                                       U.S. Dollar                           French Franc
-----------------------------------------------------------------------------------------------------------------------------------
7/15/98                                   1,342             1,342               8,000               1,321             (21)
                                       U.S. Dollar                           French Franc
-----------------------------------------------------------------------------------------------------------------------------------
7/9/98                                    4,965             4,965               9,000               4,973              8
                                       U.S. Dollar                        German Deutschemark
-----------------------------------------------------------------------------------------------------------------------------------
2/19/99                                   8,796             8,796               70,000              9,022             226
                                       U.S. Dollar                          Hong Kong Dollar
-----------------------------------------------------------------------------------------------------------------------------------
7/27/98                                  102,031           102,031            14,240,000           102,780            749
                                       U.S. Dollar                           Japanese Yen
-----------------------------------------------------------------------------------------------------------------------------------


Contracts to Sell
-----------------
7/2/98                                   19,000             31,644                  31,691              31,691             47
                                      British Pound                              U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
7/7/98                                   44,000             73,299                  73,260              73,260            (39)
                                      British Pound                              U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------

Legacy (continued)
-----------------

           Exchange                    Currency to          U.S. $ Value        Currency to     U.S. $ Value       Unrealized
             Date                     be Delivered         June 30, 1998       be Received     June 30, 1998      Gain (Loss)
             ----                     -------------        --------------      ------------    --------------    -----------
Contracts to Sell (continued)
----------------------------
7/20/98                                  160,000             $266,715            259,595         $259,595          ($7,120)
                                      British Pound                            U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
7/1/98                                   187,000               91,515             92,394           92,394              879
                                      Dutch Guilder                            U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
7/20/98                                  435,000              213,807            218,165          218,165            4,358
                                      Dutch Guilder                            U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
8/24/98                                  337,000              166,277            168,013          168,013            1,736
                                      Dutch Guilder                            U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
7/6/98                                   33,000                 5,439              5,462            5,462               23
                                      French Franc                             U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
7/15/98                                 2,932,600             484,371            493,307          493,307            8,936
                                      French Franc                             U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
8/21/98                                 1,974,000             327,613            325,796          325,796           (1,817)
                                      French Franc                             U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
7/1/98                                   18,000                 9,929             9,924             9,924              (5)
                                   German Deutschemark                         U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
7/9/98                                   347,000              191,744            189,617          189,617           (2,127)
                                   German Deutschemark                         U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
7/9/98                                   141,000               77,913             79,355           79,355            1,442
                                   German Deutschemark                         U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
8/3/98                                  1,134,000             629,704            642,129          642,129           12,425
                                   German Deutschemark                         U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
2/19/99                                  900,000              116,000            112,824          112,824           (3,176)
                                    Hong Kong Dollar                           U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
7/2/98                                  5,580,000              39,470             40,766           40,766            1,296
                                      Japanese Yen                             U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
7/27/98                                65,750,000             474,561            502,849          502,849           28,288
                                      Japanese Yen                             U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
7/27/98                                15,970,000             115,266            115,199          115,199              (67)
                                      Japanese Yen                             U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
8/26/98                                104,810,000            760,995            781,590          781,590           20,595
                                      Japanese Yen                             U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
9/17/98                                50,100,000             364,847            347,049          347,049          (17,798)
                                      Japanese Yen                             U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
7/1/98                                 12,700,000              82,549             83,085           83,085              536
                                     Spanish Peseta                            U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
7/2/98                                   616,000              403,939            418,429          418,429           14,490
                                       Swiss Franc                             U.S. Dollar
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $64,168
                                                                                                                 ==================

Aetna Generation Portfolios, Inc.
Financial Highlights
Ascent
===============================================================================
Selected data for a fund share outstanding throughout each period:

                                                                       Six Month                                    Period from
                                                                      Period Ended     Year Ended    Year Ended    July 5, 1995 to
                                                                      June 30, 1998   December 31,  December 31,    December 31,
                                                                       (Unaudited)        1997          1996            1995+
                                                                      --------------  ------------  -------------  --------------
Net asset value, beginning of period ..................................  $ 14.119       $ 12.619       $10.795       $10.000
                                                                         ---------      ---------      --------      --------
Income from investment operations:
  Net investment income ...............................................     0.162          0.248         0.225         0.116
  Net realized and change in unrealized gain or loss on investments ...     1.193          2.247         2.286         0.929
                                                                         ---------      ---------      --------      --------
        Total from investment operations ..............................     1.355          2.495         2.511         1.045
                                                                         ---------      ---------      --------      --------
Less distributions:
  From net investment income ..........................................    (0.050)        (0.339)       (0.230)       (0.250)
  From net realized gains on investments ..............................    (0.074)        (0.656)       (0.457)           --
                                                                         ---------      ---------      --------      --------
        Total distributions ...........................................    (0.124)        (0.995)       (0.687)       (0.250)
                                                                         ---------      ---------      --------      --------
Net asset value, end of period ........................................  $ 15.350       $ 14.119       $12.619       $10.795
                                                                         =========      =========      ========      ========

Total return* .........................................................      9.62%         19.90%        23.58%        10.45%
Net assets, end of period (000's) .....................................  $200,459       $148,810       $45,155       $18,850
Ratio of total expenses to average net assets .........................      0.74%(1)       0.75%         0.84%         1.59%(1)
Ratio of net investment income to average net assets ..................      2.54%(1)       2.51%         2.53%         2.26%(1)
Portfolio turnover rate ...............................................     62.97%        124.82%       109.77%        39.77%
Average commission rate paid per share on equity securities traded ....  $ 0.0359       $ 0.0311       $0.0296            --

(1) Annualized.
  * The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.
  + Per share data calculated using weighted average number of shares outstanding throughout the period.


See Notes to Financial Statements.

Crossroads
===============================================================================
Selected data for a fund share outstanding throughout each period:

                                                                        Six Month                                    Period from
                                                                      Period Ended     Year Ended    Year Ended    July 5, 1995 to
                                                                      June 30, 1998   December 31,  December 31,    December 31,
                                                                       (Unaudited)        1997          1996            1995+
                                                                      --------------  ------------  -------------  --------------
Net asset value, beginning of period ...............................     $ 13.085       $ 11.979       $10.740       $10.000
                                                                         ---------      ---------      --------      --------
Income from investment operations:
  Net investment income ............................................        0.186          0.303         0.270         0.131
  Net realized and change in unrealized gain or loss
   on investments ..................................................        0.894          1.786         1.722         0.799
                                                                         ---------      ---------      --------      --------
        Total from investment operations ...........................        1.080          2.089         1.992         0.930
                                                                         ---------      ---------      --------      --------
Less distributions:
  From net investment income .......................................       (0.043)        (0.383)       (0.300)       (0.190)
  From net realized gains on investments ...........................       (0.014)        (0.600)       (0.453)           --
                                                                         ---------      ---------      --------      --------
        Total distributions ........................................       (0.057)        (0.983)       (0.753)       (0.190)
                                                                         ---------      ---------      --------      --------
Net asset value, end of period .....................................     $ 14.108       $ 13.085       $11.979       $10.740
                                                                         =========      =========      ========      ========

Total return* ......................................................         8.25%         17.57%        18.81%         9.30%
Net assets, end of period (000's) ..................................     $181,008       $122,990       $37,690       $18,813
Ratio of total expenses to average net assets ......................         0.74%(1)       0.75%         0.80%         1.60%(1)
Ratio of net investment income to average net assets ...............         3.22%(1)       3.20%         3.01%         2.56%(1)
Portfolio turnover rate ............................................        60.97%        103.08%       105.66%        49.38%
Average commission rate paid per share on equity securities traded .     $ 0.0368       $ 0.0325       $0.0284            --

(1) Annualized.
 * The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.
 + Per share data calculated using weighted average number of shares outstanding throughout the period.

See Notes to Financial Statements.

Aetna Generation Portfolios, Inc.
Financial Highlights (continued)
Legacy
===============================================================================
Selected data for a fund share outstanding throughout each period:

                                                                       Six Month                                    Period from
                                                                      Period Ended     Year Ended    Year Ended    July 5, 1995 to
                                                                      June 30, 1998   December 31,  December 31,    December 31,
                                                                       (Unaudited)        1997          1996            1995+
                                                                      --------------  ------------  -------------  --------------
Net asset value, beginning of period ..................................  $ 12.100       $11.255        $10.637        $10.000
                                                                         ---------      --------       --------       --------
Income from investment operations:
  Net investment income ...............................................     0.197         0.355          0.334          0.148
  Net realized and change in unrealized gain or loss on investments ...     0.597         1.263          1.150          0.679
                                                                         ---------      --------       --------       --------
        Total from investment operations ..............................     0.794         1.618          1.484          0.827
                                                                         ---------      --------       --------       --------
Less distributions:
  From net investment income ..........................................    (0.025)       (0.392)        (0.363)        (0.190)
  From net realized gains on investments ..............................    (0.023)       (0.381)        (0.503)            --
                                                                         ---------      --------       --------       --------
        Total distributions ...........................................    (0.048)       (0.773)        (0.866)        (0.190)
                                                                         ---------      --------       --------       --------
Net asset value, end of period ........................................  $ 12.846       $12.100        $11.255        $10.637
                                                                         =========      ========       ========       ========

Total return* .........................................................      6.56%        14.50%         14.19%          8.27%
Net assets, end of period (000's) .....................................  $131,314       $81,650        $27,754        $18,253
Ratio of total expenses to average net assets .........................      0.74%(1)      0.75%          0.80%          1.62%(1)
Ratio of net investment income to average net assets ..................      3.93%(1)      3.75%          3.45%          2.91%(1)
Portfolio turnover rate ...............................................     59.53%        85.01%        111.11%         62.43%
Average commission rate paid per share on equity securities traded ....  $ 0.0339       $0.0297        $0.0274             --

(1) Annualized.
 * The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.
 + Per share data calculated using weighted average number of shares outstanding throughout the period.


See Notes to Financial Statements.

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Insurance Company. Mutual funds and variable products are avail-
able through local representatives of Aetna Investment Services,
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